UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Balanced	.56%
Actual		$ 1,000.00	$ 1,129.60	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,129.80	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	2.1	1.2
Apple, Inc.	2.0	2.4
JPMorgan Chase & Co.	1.5	1.3
Procter & Gamble Co.	1.3	1.4
Bank of America Corp.	1.3	1.2
	8.2
Top Five Bond Issuers as of February 28, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.4	6.0
Fannie Mae	4.4	5.1
Freddie Mac	1.0	1.4
Ginnie Mae	0.9	1.7
Verizon Communications, Inc.	0.8	0.1
	12.5
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.5	16.3
Information Technology	13.3	12.9
Health Care	10.5	9.4
Consumer Discretionary	9.4	9.0
Energy	8.3	8.6
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks and Equity Futures 71.1%		Stocks and Equity Futures 69.1%
	Bonds 27.5%		Bonds 29.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.0%	** Foreign investments	10.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	86,191	$ 21,100
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,559,377	80,979
Hotels, Restaurants & Leisure - 1.8%
Extended Stay America, Inc. unit	3,184,512	81,141
McDonald's Corp.	1,457,674	138,698
Wynn Resorts Ltd.	367,682	89,159
Yum! Brands, Inc.	1,877,052	139,052
		448,050
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. Series A (a)	3,660,635	106,891
Media - 3.3%
Comcast Corp. Class A	600,742	31,052
DIRECTV (a)	1,664,150	129,138
Legend Pictures LLC (a)(p)(q)	8,571	15,454
The Madison Square Garden Co. Class A (a)	1,049,285	59,820
The Walt Disney Co.	2,214,944	178,990
Time Warner, Inc.	2,222,992	149,229
Twenty-First Century Fox, Inc. Class A	5,215,641	174,933
Viacom, Inc. Class B (non-vtg.)	1,320,392	115,838
		854,454
Multiline Retail - 1.1%
Dollar General Corp. (a)	2,121,812	127,097
Target Corp.	2,310,858	144,521
		271,618
Specialty Retail - 0.6%
TJX Companies, Inc.	2,463,433	151,403
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	500,271	57,486
lululemon athletica, Inc. (a)	889,252	44,738
Oxford Industries, Inc.	280,899	21,983
PVH Corp.	403,536	51,019
		175,226
TOTAL CONSUMER DISCRETIONARY		2,109,721
CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	245,344	25,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	318,728	$ 6,158
Diageo PLC sponsored ADR	308,187	38,742
Embotelladora Andina SA sponsored ADR	313,242	7,220
Pernod Ricard SA	333,050	39,209
Remy Cointreau SA	421,086	35,745
The Coca-Cola Co.	6,386,261	243,955
		396,691
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,247,785	164,403
Kroger Co.	2,876,254	120,630
Sysco Corp.	983,712	35,433
Wal-Mart Stores, Inc.	950,567	71,007
		391,473
Food Products - 0.6%
Bunge Ltd.	437,198	34,805
ConAgra Foods, Inc.	928,681	26,375
Green Mountain Coffee Roasters, Inc.	166,085	18,233
Mead Johnson Nutrition Co. Class A	711,731	58,042
Nestle SA	284,859	21,520
		158,975
Household Products - 1.3%
Procter & Gamble Co.	4,334,893	340,983
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	121,275	10,129
Tobacco - 1.7%
Altria Group, Inc.	3,992,313	144,761
British American Tobacco PLC sponsored ADR	2,376,810	258,573
Philip Morris International, Inc.	276,134	22,342
Souza Cruz SA	940,600	8,159
		433,835
TOTAL CONSUMER STAPLES		1,732,086
ENERGY - 6.9%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)(f)	1,139,951	29,468
Cameron International Corp. (a)	995,410	63,766
Dril-Quip, Inc. (a)	226,169	24,327
FMC Technologies, Inc. (a)	891,071	44,767
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,471,711	$ 83,888
Ocean Rig UDW, Inc. (United States) (a)	725,596	12,633
Oceaneering International, Inc.	471,091	33,721
Pacific Drilling SA (a)	1,080,301	11,732
Vantage Drilling Co. (a)	3,446,828	6,032
		310,334
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,547,131	130,207
BG Group PLC	1,250,864	22,800
Bill Barrett Corp. (a)	500,234	12,676
Cabot Oil & Gas Corp.	2,062,050	72,172
Carrizo Oil & Gas, Inc. (a)	419,198	20,851
Chevron Corp.	1,258,405	145,132
ConocoPhillips Co.	2,539,975	168,908
Continental Resources, Inc. (a)	460,041	54,984
EOG Resources, Inc.	516,558	97,846
Exxon Mobil Corp.	2,403,778	231,412
Kinder Morgan Holding Co. LLC	1,106,300	35,236
Laredo Petroleum Holdings, Inc. (a)	567,610	14,809
Marathon Oil Corp.	1,969,060	65,964
Noble Energy, Inc.	805,330	55,374
ONEOK, Inc.	651,994	38,559
Peabody Energy Corp.	1,591,708	27,950
Phillips 66 Co.	1,553,317	116,281
Phillips 66 Partners LP	197,098	9,031
Spectra Energy Corp.	1,329,000	49,545
Suncor Energy, Inc. (f)	678,000	22,367
Valero Energy Partners LP	689,931	25,521
Whiting Petroleum Corp. (a)	428,377	29,434
		1,447,059
TOTAL ENERGY		1,757,393
FINANCIALS - 11.3%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	614,462	66,970
BlackRock, Inc. Class A	196,676	59,955
Credit Suisse Group AG	157,852	4,956
E*TRADE Financial Corp. (a)	1,815,649	40,798
Evercore Partners, Inc. Class A	240,700	13,393
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	1,407,813	$ 48,288
Morgan Stanley	487,855	15,026
Northern Trust Corp.	416,319	25,749
Oaktree Capital Group LLC Class A	668,850	41,255
The Blackstone Group LP	1,114,807	37,179
		353,569
Commercial Banks - 1.9%
Barclays PLC	7,019,296	29,569
Erste Group Bank AG	359,219	12,748
Huntington Bancshares, Inc.	8,287,800	78,983
Mitsubishi UFJ Financial Group, Inc.	3,776,300	21,882
Societe Generale Series A	488,302	32,605
SunTrust Banks, Inc.	1,180,848	44,494
Synovus Financial Corp.	5,151,445	17,927
U.S. Bancorp	5,566,447	229,004
		467,212
Consumer Finance - 1.7%
Capital One Financial Corp.	4,217,101	309,662
Discover Financial Services	789,610	45,308
Santander Consumer U.S.A. Holdings, Inc.	378,800	9,595
SLM Corp.	3,192,234	76,422
		440,987
Diversified Financial Services - 3.9%
Bank of America Corp.	19,406,208	320,785
Berkshire Hathaway, Inc. Class A (a)	81	14,070
Citigroup, Inc.	4,133,112	200,993
IntercontinentalExchange Group, Inc.	280,115	58,499
JPMorgan Chase & Co.	6,743,254	383,152
KBC Ancora (a)	343,174	13,552
McGraw Hill Financial, Inc.	68,100	5,425
		996,476
Insurance - 1.4%
ACE Ltd.	173,482	16,979
Direct Line Insurance Group PLC	9,175,530	40,640
esure Group PLC	2,660,186	12,005
Fairfax Financial Holdings Ltd. (sub. vtg.)	70,800	29,410
Marsh & McLennan Companies, Inc.	1,365,777	65,776
MetLife, Inc.	2,477,047	125,512
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	523,540	$ 43,894
Validus Holdings Ltd.	208,912	7,690
		341,906
Real Estate Investment Trusts - 0.8%
Altisource Residential Corp. Class B	2,073,017	59,247
American Tower Corp.	964,965	78,616
Equity Lifestyle Properties, Inc.	671,549	27,030
Piedmont Office Realty Trust, Inc. Class A	770,838	13,320
Senior Housing Properties Trust (SBI)	176,400	3,934
Sun Communities, Inc.	559,015	25,748
		207,895
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	2,102,403	58,762
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	203,894	7,634
TOTAL FINANCIALS		2,874,441
HEALTH CARE - 10.0%
Biotechnology - 2.7%
Actelion Ltd.	303,790	32,210
Alexion Pharmaceuticals, Inc. (a)	636,104	112,463
Amgen, Inc.	1,289,358	159,906
Biogen Idec, Inc. (a)	458,485	156,197
Gilead Sciences, Inc. (a)	2,561,228	212,044
Intercept Pharmaceuticals, Inc. (a)	28,900	11,863
		684,683
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	8,166,002	106,975
Covidien PLC	1,354,944	97,488
Edwards Lifesciences Corp. (a)	286,782	20,006
Quidel Corp. (a)(f)	652,272	18,277
Stryker Corp.	432,317	34,689
The Cooper Companies, Inc.	384,937	49,353
		326,788
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	680,303	22,817
Cigna Corp.	1,231,360	98,004
HCA Holdings, Inc. (a)	138,479	7,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	474,104	$ 56,437
McKesson Corp.	617,948	109,408
		293,756
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	421,645	72,308
Thermo Fisher Scientific, Inc.	1,006,497	125,349
		197,657
Pharmaceuticals - 4.1%
AbbVie, Inc.	2,553,868	130,017
Actavis PLC (a)	613,009	135,365
Bristol-Myers Squibb Co.	2,997,441	161,172
Merck & Co., Inc.	807,896	46,042
Mylan, Inc. (a)	365,997	20,338
Perrigo Co. PLC	490,237	80,615
Pfizer, Inc.	6,339,434	203,559
Roche Holding AG (participation certificate)	165,013	50,808
Salix Pharmaceuticals Ltd. (a)	464,684	50,149
Shire PLC	1,164,288	64,403
Valeant Pharmaceuticals International (Canada) (a)	430,383	61,434
Zoetis, Inc. Class A	1,095,626	33,986
		1,037,888
TOTAL HEALTH CARE		2,540,772
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	1,524,309	143,956
TransDigm Group, Inc.	539,869	96,172
United Technologies Corp.	1,425,411	166,802
		406,930
Air Freight & Logistics - 0.4%
FedEx Corp.	751,727	100,228
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,419,967	44,246
Electrical Equipment - 2.1%
AMETEK, Inc.	2,547,748	135,642
Eaton Corp. PLC	1,713,818	128,039
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	961,892	$ 114,985
Roper Industries, Inc.	1,151,539	156,172
		534,838
Industrial Conglomerates - 0.9%
Danaher Corp.	2,939,166	224,817
Machinery - 0.7%
Cummins, Inc.	797,513	116,373
Ingersoll-Rand PLC	1,248,100	76,309
		192,682
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	1,899,405	121,021
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	1,732,995	124,550
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	449,169	114,547
TOTAL INDUSTRIALS		1,863,859
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.0%
Cisco Systems, Inc.	3,515,799	76,644
Juniper Networks, Inc. (a)	2,120,655	56,706
Polycom, Inc. (a)	825,185	11,024
QUALCOMM, Inc.	1,451,451	109,280
		253,654
Computers & Peripherals - 2.3%
Apple, Inc.	950,902	500,403
Electronics for Imaging, Inc. (a)	406,813	18,144
NCR Corp. (a)	1,770,572	60,288
		578,835
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	1,652,865	96,825
Internet Software & Services - 4.5%
ChannelAdvisor Corp. (a)	394,516	17,903
Cvent, Inc.	1,082,646	42,526
Demand Media, Inc. (a)	107,545	522
Demandware, Inc. (a)	124,555	9,355
eBay, Inc. (a)	2,173,021	127,708
Endurance International Group Holdings, Inc. (f)	1,336,183	20,163
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	2,453,507	$ 167,967
Google, Inc. Class A (a)	443,619	539,285
Halogen Software, Inc.	519,800	5,539
Millennial Media, Inc. (a)(f)	534,885	3,231
Millennial Media, Inc. (a)	895,925	4,870
Millennial Media, Inc. (a)	173,845	0
Naver Corp.	52,829	40,472
SPS Commerce, Inc. (a)	20,600	1,397
Tencent Holdings Ltd.	770,000	61,764
Trulia, Inc. (a)(f)	756,920	22,677
Wix.com Ltd. (a)(f)	388,837	12,015
Yahoo!, Inc. (a)	2,029,960	78,499
		1,155,893
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	524,111	54,539
Fidelity National Information Services, Inc.	1,463,671	81,395
FleetCor Technologies, Inc. (a)	40,658	5,283
Heartland Payment Systems, Inc.	148,467	6,004
Lionbridge Technologies, Inc. (a)	739,645	5,296
Quindell PLC (a)	33,967,339	19,197
Visa, Inc. Class A	188,322	42,549
		214,263
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV (a)	3,177,024	178,644
Software - 3.3%
Adobe Systems, Inc. (a)	1,023,086	70,194
Aspen Technology, Inc. (a)	284,741	13,369
Autodesk, Inc. (a)	489,700	25,690
CommVault Systems, Inc. (a)	290,109	19,983
Concur Technologies, Inc. (a)(f)	56,957	7,031
Covisint Corp.	369,400	3,971
Electronic Arts, Inc. (a)	3,745,645	107,088
FleetMatics Group PLC (a)	168,000	6,208
Guidewire Software, Inc. (a)	644,431	34,548
Microsoft Corp.	8,239,332	315,649
Oracle Corp.	2,968,825	116,111
Qlik Technologies, Inc. (a)	293,817	8,961
RealPage, Inc. (a)	467,440	8,274
salesforce.com, Inc. (a)	1,018,096	63,499
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	1,172,613	$ 19,212
Xero Ltd. (q)	468,513	14,194
		833,982
TOTAL INFORMATION TECHNOLOGY		3,312,096
MATERIALS - 2.7%
Chemicals - 2.2%
Airgas, Inc.	1,262,770	136,127
Cabot Corp.	402,788	21,807
Eastman Chemical Co.	694,982	60,762
FMC Corp.	747,673	57,705
LyondellBasell Industries NV Class A	854,622	75,275
Monsanto Co.	834,046	91,762
Potash Corp. of Saskatchewan, Inc.	1,044,785	34,534
Sigma Aldrich Corp.	475,610	44,902
W.R. Grace & Co. (a)	264,001	26,754
		549,628
Construction Materials - 0.2%
Vulcan Materials Co.	772,743	52,492
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	2,393,377	24,508
Rock-Tenn Co. Class A	353,289	39,434
		63,942
Metals & Mining - 0.1%
Carpenter Technology Corp.	301,948	17,860
TOTAL MATERIALS		683,922
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
inContact, Inc. (a)	1,324,987	11,951
Verizon Communications, Inc.	4,991,001	237,472
		249,423
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	450,155	42,841
SoftBank Corp.	824,100	62,453
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	1,081,300	$ 32,980
Vodafone Group PLC sponsored ADR	370,427	15,399
		153,673
TOTAL TELECOMMUNICATION SERVICES		403,096
UTILITIES - 2.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	1,023,032	51,356
Duke Energy Corp.	660,120	46,789
Edison International	516,427	27,045
Exelon Corp.	97,100	2,953
NextEra Energy, Inc.	949,100	86,738
		214,881
Gas Utilities - 0.1%
National Fuel Gas Co.	521,189	39,152
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,667,872	48,485
The AES Corp.	1,363,209	18,608
		67,093
Multi-Utilities - 1.0%
Ameren Corp.	210,328	8,499
CenterPoint Energy, Inc.	1,864,452	44,094
Dominion Resources, Inc.	922,700	64,035
NiSource, Inc.	721,416	25,120
PG&E Corp.	727,029	32,033
Sempra Energy	748,031	70,666
		244,447
TOTAL UTILITIES		565,573
TOTAL COMMON STOCKS (Cost $13,276,259)		17,842,959
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (q)	281,270	$ 4,233
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,242,225	8,944
TOTAL PREFERRED STOCKS (Cost $9,456)		13,177
Corporate Bonds - 9.7%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,677
Nonconvertible Bonds - 9.7%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (g)	4,045	4,083
1.95% 3/28/14 (g)	2,240	2,242
Ford Motor Co. 7.45% 7/16/31	10,420	13,392
Volkswagen International Finance NV:
1.125% 11/18/16 (g)	6,197	6,209
2.375% 3/22/17 (g)	1,830	1,893
		27,819
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	617	622
4.25% 6/15/23 (g)	4,350	4,466
5.75% 6/15/43 (g)	3,131	3,446
		8,534
Media - 0.5%
Comcast Corp.:
4.95% 6/15/16	955	1,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.4% 5/15/38	$ 3,000	$ 3,705
6.95% 8/15/37	7,200	9,358
COX Communications, Inc. 3.25% 12/15/22 (g)	2,422	2,279
Discovery Communications LLC 5.05% 6/1/20	204	227
NBCUniversal, Inc.:
5.15% 4/30/20	7,276	8,320
6.4% 4/30/40	6,271	7,665
News America Holdings, Inc. 7.75% 12/1/45	9,421	12,957
Thomson Reuters Corp. 1.3% 2/23/17	2,082	2,080
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,418
4.5% 9/15/42	10,568	9,628
5.5% 9/1/41	20,823	21,592
5.85% 5/1/17	1,829	2,069
5.875% 11/15/40	2,696	2,910
6.75% 7/1/18	1,974	2,327
8.25% 4/1/19	9,025	11,365
Time Warner, Inc. 5.875% 11/15/16	4,882	5,499
Viacom, Inc.:
1.25% 2/27/15	456	459
2.5% 9/1/18	809	826
3.5% 4/1/17	264	281
		116,009
TOTAL CONSUMER DISCRETIONARY		152,362
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (g)	3,274	3,267
2.75% 4/1/23 (g)	3,420	3,188
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	2,353	2,381
2.45% 1/15/17 (g)	2,353	2,431
		11,267
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 2.25% 12/5/18	$ 4,798	$ 4,838
Kroger Co. 3.3% 1/15/21	6,190	6,250
		11,088
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	659
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,276
3.2% 1/25/23	2,650	2,520
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,710	3,734
2% 10/20/17 (g)	5,313	5,355
		14,544
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,318
4% 1/31/24	3,615	3,616
4.25% 8/9/42	4,604	4,061
9.7% 11/10/18	6,258	8,321
Philip Morris International, Inc. 1.875% 1/15/19	8,065	8,041
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,210
6.75% 6/15/17	4,975	5,759
7.25% 6/15/37	7,569	9,313
		46,639
TOTAL CONSUMER STAPLES		83,538
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	279	282
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	7,106
5.35% 3/15/20 (g)	6,814	7,371
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,054
5% 10/1/21	2,791	2,969
6.5% 4/1/20	2,608	3,016
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.:
3.05% 3/1/16	$ 914	$ 946
3.45% 8/1/15	1,299	1,343
Transocean, Inc. 5.05% 12/15/16	4,522	4,958
		36,045
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,716	1,917
6.375% 9/15/17	15,653	18,127
6.45% 9/15/36	4,710	5,588
Apache Corp. 3.25% 4/15/22	169	171
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,104
3.875% 3/15/23	1,823	1,768
4.95% 4/1/22	1,267	1,333
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,176
6.45% 11/3/36 (g)	6,493	7,034
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,774
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,408
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	4,899
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	869
Marathon Petroleum Corp.:
3.5% 3/1/16	493	518
5.125% 3/1/21	4,415	4,939
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	7,948	8,081
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	1,252	1,440
6.85% 1/15/40 (g)	4,294	5,488
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,674
Nexen, Inc.:
5.2% 3/10/15	1,528	1,590
6.2% 7/30/19	2,252	2,622
Occidental Petroleum Corp. 2.7% 2/15/23	1,942	1,842
Petrobras Global Finance BV:
3% 1/15/19	29,822	28,450
4.375% 5/20/23	4,137	3,751
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 7,288	$ 7,488
5.375% 1/27/21	4,629	4,641
5.75% 1/20/20	17,949	18,680
7.875% 3/15/19	7,382	8,438
Petroleos Mexicanos:
3.125% 1/23/19 (g)	993	1,015
3.5% 7/18/18	8,047	8,349
3.5% 1/30/23	5,005	4,680
4.875% 1/24/22	1,430	1,494
4.875% 1/18/24	2,251	2,314
4.875% 1/18/24 (g)	4,770	4,884
5.5% 1/21/21	7,423	8,091
5.5% 6/27/44	19,723	18,649
6% 3/5/20	2,274	2,564
6.375% 1/23/45 (g)	7,506	7,905
6.5% 6/2/41	8,420	9,080
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,871
2.95% 5/1/17	1,844	1,940
4.3% 4/1/22	6,383	6,737
5.875% 5/1/42	2,213	2,539
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,201
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,358	1,381
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,207
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,534
4.6% 6/15/21	1,816	1,955
Suncor Energy, Inc. 6.1% 6/1/18	623	728
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,469
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	6,508	6,508
Western Gas Partners LP 5.375% 6/1/21	9,827	10,610
Williams Partners LP 4.3% 3/4/24	4,754	4,764
		272,279
TOTAL ENERGY		308,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 4.9%
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	$ 2,464	$ 2,485
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,137
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,600
2.625% 1/31/19	12,560	12,632
2.9% 7/19/18	10,319	10,605
5.95% 1/18/18	5,343	6,104
6.15% 4/1/18	3,993	4,602
JPMorgan Chase & Co. 1.125% 2/26/16	16,826	16,926
Lazard Group LLC:
4.25% 11/14/20	3,149	3,314
6.85% 6/15/17	6,480	7,406
Merrill Lynch & Co., Inc. 6.4% 8/28/17	5,074	5,870
Morgan Stanley:
2.125% 4/25/18	18,100	18,204
2.5% 1/24/19	9,400	9,439
4% 7/24/15	1,373	1,432
4.875% 11/1/22	8,068	8,516
5% 11/24/25	1,058	1,099
5.375% 10/15/15	17,634	18,905
5.625% 9/23/19	547	628
5.95% 12/28/17	301	345
6.625% 4/1/18	1,804	2,123
State Street Corp. 3.1% 5/15/23	7,500	7,166
		163,538
Commercial Banks - 1.3%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,384
Bank of America NA:
1.125% 11/14/16	13,000	13,015
5.3% 3/15/17	16,651	18,451
BB&T Corp. 3.95% 3/22/22	1,805	1,854
Capital One Bank NA 1.15% 11/21/16	4,351	4,356
Comerica Bank 5.7% 6/1/14	613	620
Comerica, Inc. 4.8% 5/1/15	1,223	1,278
Credit Suisse AG 6% 2/15/18	17,158	19,862
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,633
Discover Bank:
4.2% 8/8/23	4,416	4,532
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
7% 4/15/20	$ 4,144	$ 4,926
8.7% 11/18/19	745	939
Fifth Third Bancorp:
3.5% 3/15/22	638	643
4.5% 6/1/18	584	638
5.45% 1/15/17	4,032	4,476
Fifth Third Bank 1.15% 11/18/16	12,566	12,626
HBOS PLC 6.75% 5/21/18 (g)	560	638
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,031
Huntington National Bank:
1.3% 11/20/16	4,131	4,153
2.2% 4/1/19	3,200	3,197
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,746
3.125% 1/15/16	20,275	20,807
KeyBank NA:
5.45% 3/3/16	3,278	3,575
5.8% 7/1/14	9,872	10,042
KeyCorp. 5.1% 3/24/21	628	705
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,572
5% 1/17/17	10,492	11,402
Regions Bank:
6.45% 6/26/37	12,100	13,393
7.5% 5/15/18	10,717	12,760
Regions Financial Corp.:
2% 5/15/18	7,953	7,833
5.75% 6/15/15	1,528	1,615
7.75% 11/10/14	7,190	7,541
Royal Bank of Scotland Group PLC:
6% 12/19/23	8,349	8,597
6.1% 6/10/23	8,213	8,527
6.125% 12/15/22	39,429	41,389
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,500	6,537
2.45% 1/10/19	7,500	7,617
SunTrust Banks, Inc.:
2.35% 11/1/18	3,112	3,139
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.: - continued
3.5% 1/20/17	$ 4,862	$ 5,155
UnionBanCal Corp. 3.5% 6/18/22	969	987
Wachovia Bank NA 6% 11/15/17	8,083	9,364
Wells Fargo & Co. 4.48% 1/16/24	6,481	6,783
		316,338
Consumer Finance - 0.6%
American Express Credit Corp.:
1.3% 7/29/16	6,246	6,311
2.8% 9/19/16	626	655
Discover Financial Services:
3.85% 11/21/22	2,701	2,665
5.2% 4/27/22	2,488	2,680
6.45% 6/12/17	13,316	15,093
Ford Motor Credit Co. LLC:
1.5% 1/17/17	4,067	4,072
2.5% 1/15/16	16,000	16,447
2.875% 10/1/18	11,000	11,292
3% 6/12/17	6,246	6,504
4.375% 8/6/23	15,332	15,895
General Electric Capital Corp.:
1.5% 7/12/16	23,000	23,390
2.3% 1/14/19	28,210	28,705
4.625% 1/7/21	849	942
HSBC U.S.A., Inc. 2.625% 9/24/18	3,192	3,280
Hyundai Capital America:
1.45% 2/6/17 (g)	6,312	6,309
1.625% 10/2/15 (g)	2,131	2,153
1.875% 8/9/16 (g)	1,605	1,629
2.125% 10/2/17 (g)	2,357	2,382
2.55% 2/6/19 (g)	6,671	6,711
2.875% 8/9/18 (g)	2,848	2,918
		160,033
Diversified Financial Services - 0.8%
Bank of America Corp.:
1.35% 11/21/16	5,398	5,409
2.6% 1/15/19	43,489	44,025
3.875% 3/22/17	944	1,013
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
6.5% 8/1/16	$ 1,220	$ 1,374
Barclays Bank PLC 2.5% 2/20/19	4,000	4,043
BP Capital Markets PLC:
3.814% 2/10/24	6,121	6,191
4.5% 10/1/20	1,336	1,470
4.742% 3/11/21	6,000	6,691
Citigroup, Inc.:
1.3% 11/15/16	9,663	9,688
1.7% 7/25/16	9,000	9,122
4.45% 1/10/17	15,842	17,216
4.75% 5/19/15	7,695	8,062
5.5% 9/13/25	2,487	2,682
Five Corners Funding Trust 4.419% 11/15/23 (g)	9,345	9,540
JPMorgan Chase & Co.:
2.35% 1/28/19	49,249	49,453
3.15% 7/5/16	1,641	1,725
JPMorgan Chase Bank 6% 10/1/17	2,460	2,829
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,460
TECO Finance, Inc.:
4% 3/15/16	1,828	1,939
5.15% 3/15/20	164	183
		189,115
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,346
3.8% 3/22/17	6,043	6,492
4.875% 9/15/16	2,262	2,477
4.875% 6/1/22	4,860	5,344
5.6% 10/18/16	5,560	6,181
Aon Corp.:
3.125% 5/27/16	4,743	4,961
3.5% 9/30/15	4,875	5,071
5% 9/30/20	129	145
Aon PLC 4.45% 5/24/43	7,000	6,643
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	469
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	2,508	2,583
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
4% 10/15/17	$ 1,308	$ 1,415
5.125% 4/15/22	1,066	1,191
5.375% 3/15/17	685	763
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,481
5% 6/1/21 (g)	8,525	9,108
6.5% 3/15/35 (g)	1,315	1,507
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,078
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	3,898
MetLife, Inc. 6.75% 6/1/16	5,158	5,826
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	7,500	7,468
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	5,886
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,780
Pacific LifeCorp:
5.125% 1/30/43 (g)	7,709	7,527
6% 2/10/20 (g)	9,721	11,073
Prudential Financial, Inc.:
2.3% 8/15/18	888	897
4.5% 11/16/21	1,764	1,928
7.375% 6/15/19	2,520	3,135
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	8,984
Unum Group:
5.625% 9/15/20	3,860	4,302
5.75% 8/15/42	8,065	8,676
7.125% 9/30/16	2,076	2,373
		161,008
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	2,035	2,109
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,686
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,898
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,120
BRE Properties, Inc. 5.5% 3/15/17	3,921	4,337
Camden Property Trust:
2.95% 12/15/22	2,417	2,278
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 5,167	$ 5,288
Developers Diversified Realty Corp.:
4.625% 7/15/22	4,470	4,692
4.75% 4/15/18	6,131	6,674
7.5% 4/1/17	6,446	7,506
9.625% 3/15/16	1,851	2,151
Duke Realty LP:
3.625% 4/15/23	3,152	3,006
3.875% 10/15/22	5,452	5,342
4.375% 6/15/22	3,753	3,835
5.5% 3/1/16	3,075	3,332
6.75% 3/15/20	1,339	1,576
8.25% 8/15/19	2,643	3,309
Equity One, Inc.:
3.75% 11/15/22	8,200	7,878
5.375% 10/15/15	948	1,013
6% 9/15/17	876	982
6.25% 1/15/17	663	740
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,299
6.2% 1/15/17	501	566
HCP, Inc.:
3.15% 8/1/22	7,000	6,683
3.75% 2/1/16	3,426	3,613
4.25% 11/15/23	5,582	5,711
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,621
4.125% 4/1/19	13,700	14,625
4.7% 9/15/17	843	927
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,795
6.25% 6/15/17	996	1,078
6.65% 1/15/18	676	744
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,140	1,182
Simon Property Group LP:
2.2% 2/1/19	5,936	5,960
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
2.8% 1/30/17	$ 82	$ 86
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,165
		127,807
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	8,775	9,241
4.25% 7/15/22	2,970	2,959
6.125% 4/15/20	2,611	2,974
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,140
4.95% 4/15/18	3,461	3,749
5.7% 5/1/17	309	340
6% 4/1/16	2,770	3,016
7.5% 5/15/15	776	835
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,791
5.25% 3/15/21	4,138	4,373
ERP Operating LP 5.75% 6/15/17	2,042	2,319
Liberty Property LP:
3.375% 6/15/23	3,313	3,121
4.125% 6/15/22	3,219	3,261
4.75% 10/1/20	8,747	9,368
5.125% 3/2/15	1,672	1,741
5.5% 12/15/16	2,529	2,793
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,608
3.15% 5/15/23	7,438	6,686
4.5% 4/18/22	2,016	2,042
7.75% 8/15/19	2,476	2,981
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,262
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,291
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,812	2,935
5.7% 4/15/17 (g)	4,226	4,585
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,124
Regency Centers LP:
4.95% 4/15/14	494	496
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.25% 8/1/15	$ 3,893	$ 4,116
5.875% 6/15/17	1,771	1,983
Tanger Properties LP:
3.875% 12/1/23	2,716	2,718
6.125% 6/1/20	9,597	11,238
Ventas Realty LP 1.55% 9/26/16	1,068	1,080
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,065
4% 4/30/19	1,999	2,138
		117,369
TOTAL FINANCIALS		1,235,208
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,900
5.15% 11/15/41	17,224	18,039
		19,939
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	3,213	3,033
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,597
6.3% 8/15/14	2,925	2,999
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,971
4.75% 11/15/21	17,355	18,862
Express Scripts, Inc. 3.125% 5/15/16	332	347
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,281
4.125% 9/15/20	5,031	5,361
WellPoint, Inc. 1.875% 1/15/18	195	195
		38,646
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,745
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19	$ 1,100	$ 1,102
4.15% 2/1/24	1,690	1,738
		4,585
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,517
Mylan, Inc. 1.35% 11/29/16	2,039	2,048
Perrigo Co. PLC:
1.3% 11/8/16 (g)	1,664	1,666
2.3% 11/8/18 (g)	1,780	1,783
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,149
Zoetis, Inc.:
1.875% 2/1/18	992	995
3.25% 2/1/23	2,418	2,333
		17,491
TOTAL HEALTH CARE		80,661
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	2,021	2,042
6.375% 6/1/19 (g)	5,000	5,854
		7,896
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (g)	12,130	13,003
Continental Airlines, Inc.:
6.648% 3/15/19	2,838	3,001
6.9% 7/2/19	824	893
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,936	2,071
8.36% 1/20/19	1,508	1,681
		20,649
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	11,393
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
4.45% 3/15/43	$ 6,000	$ 5,732
5.05% 3/1/41	8,624	9,036
Norfolk Southern Corp. 3.85% 1/15/24	6,230	6,378
		32,539
TOTAL INDUSTRIALS		61,084
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	190
2.375% 12/17/18	1,262	1,257
6.55% 10/1/17	1,119	1,300
		2,747
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	155	159
Xerox Corp.:
1.0559% 5/16/14 (m)	10,110	10,120
2.95% 3/15/17	1,143	1,197
4.25% 2/15/15	1,302	1,346
		12,822
TOTAL INFORMATION TECHNOLOGY		15,569
MATERIALS - 0.1%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	3,459	3,433
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,431
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	3,112	3,136
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	$ 8,722	$ 8,788
4.5% 8/13/23 (g)	8,000	8,293
		20,217
TOTAL MATERIALS		27,081
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.375% 11/27/18	6,500	6,580
2.4% 8/15/16	355	367
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	75
CenturyLink, Inc.:
5.15% 6/15/17	487	522
6% 4/1/17	3,467	3,831
6.15% 9/15/19	4,463	4,798
Embarq Corp.:
7.082% 6/1/16	4,190	4,692
7.995% 6/1/36	30,501	32,513
Verizon Communications, Inc.:
2.5% 9/15/16	80,969	84,032
3.65% 9/14/18	30,250	32,237
6.25% 4/1/37	4,611	5,356
6.4% 9/15/33	6,073	7,223
6.55% 9/15/43	61,223	74,966
		257,192
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	383
3.625% 3/30/15	3,102	3,195
		3,578
TOTAL TELECOMMUNICATION SERVICES		260,770
UTILITIES - 0.9%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,755
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 2,632	$ 2,632
2.95% 12/15/22	2,492	2,388
Duke Capital LLC 5.668% 8/15/14	3,457	3,536
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,310
6.4% 9/15/20 (g)	11,856	13,854
Edison International 3.75% 9/15/17	4,499	4,825
FirstEnergy Corp.:
2.75% 3/15/18	5,228	5,270
4.25% 3/15/23	18,648	18,299
7.375% 11/15/31	32,500	37,425
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,374
Indiana Michigan Power Co. 3.2% 3/15/23	5,866	5,684
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,353
3.75% 11/15/20	1,034	1,075
Monongahela Power Co. 4.1% 4/15/24 (g)	2,238	2,316
Nevada Power Co. 6.5% 8/1/18	2,642	3,148
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	621
Northeast Utilities:
1.45% 5/1/18	1,676	1,640
2.8% 5/1/23	7,613	7,179
NV Energy, Inc. 6.25% 11/15/20	1,957	2,309
Pennsylvania Electric Co. 6.05% 9/1/17	618	687
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,390
PPL Capital Funding, Inc. 3.4% 6/1/23	3,630	3,500
Progress Energy, Inc. 4.4% 1/15/21	405	436
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,461
		156,467
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	403
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,621
		3,024
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,779
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	$ 333	$ 386
Dominion Resources, Inc.:
1.95% 8/15/16	246	252
2.5469% 9/30/66 (m)	17,454	16,120
7.5% 6/30/66 (m)	5,485	5,951
MidAmerican Energy Holdings, Co.:
2% 11/15/18 (g)	6,853	6,825
6.5% 9/15/37	3,287	4,105
National Grid PLC 6.3% 8/1/16	973	1,092
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,107
5.25% 9/15/17	1,414	1,584
5.4% 7/15/14	7,266	7,392
5.45% 9/15/20	6,455	7,329
6.4% 3/15/18	3,029	3,541
6.8% 1/15/19	4,065	4,864
PG&E Corp. 2.4% 3/1/19	931	933
Puget Energy, Inc. 6% 9/1/21	813	938
Sempra Energy:
2% 3/15/14	2,355	2,356
2.875% 10/1/22	6,192	5,892
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	4,882	4,992
		77,659
TOTAL UTILITIES		238,929
TOTAL NONCONVERTIBLE BONDS		2,463,526
TOTAL CORPORATE BONDS (Cost $2,367,403)		2,465,203
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/17/14 to 5/29/14 (j)	12,870	12,869
U.S. Treasury Bonds:
3.625% 2/15/44	10,440	10,505
3.75% 11/15/43 (l)	96,425	99,318
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes:
0.375% 1/31/16 (f)	$ 377,129	$ 377,659
1.5% 1/31/19 (f)(k)	838,978	839,359
2.75% 11/15/23	39,112	39,528
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,371,052)		1,379,238
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.6%
2.303% 6/1/36 (m)	156	164
2.5% 5/1/28 to 11/1/28	6,474	6,518
2.5% 3/1/29 (i)	8,400	8,442
2.5% 3/1/29 (i)	12,300	12,361
2.5% 3/1/44 (i)	2,200	2,045
2.5% 3/1/44 (i)	1,000	930
2.643% 7/1/37 (m)	339	360
3% 10/1/42 to 10/1/43	77,679	75,540
3% 3/1/44 (i)	10,300	10,003
3% 3/1/44 (i)	3,300	3,205
3% 3/1/44 (i)	3,300	3,205
3.5% 1/1/34 to 1/1/44	246,695	247,366
3.5% 3/1/44 (i)	47,200	47,841
3.5% 3/1/44 (i)	5,400	5,473
3.5% 3/1/44 (i)	5,400	5,473
3.5% 3/1/44 (i)	15,000	15,204
4% 2/1/35 to 1/1/44	38,199	40,121
4% 3/1/44 (i)	5,000	5,240
4% 3/1/44 (i)	7,300	7,650
4% 3/1/44 (i)	6,200	6,497
4% 3/1/44 (i)	17,700	18,549
4% 3/1/44 (i)	3,300	3,458
4.5% 12/1/23 to 7/1/41	7,161	7,700
4.5% 3/1/44 (i)	33,800	36,302
4.5% 3/1/44 (i)	12,200	13,103
5% 3/1/44 (i)	27,800	30,448
5% 3/1/44 (i)	2,500	2,738
5.5% 9/1/24	3,617	3,938
5.5% 3/1/44 (i)	17,750	19,585
5.5% 3/1/44 (i)	6,700	7,393
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 6/1/35 to 8/1/37	$ 6,537	$ 7,295
6.5% 7/1/32 to 8/1/36	1,270	1,437
TOTAL FANNIE MAE		655,584
Freddie Mac - 0.1%
3.064% 10/1/35 (m)	211	224
3.5% 6/1/42 to 10/1/43	17,368	17,382
4% 6/1/24 to 9/1/25	1,779	1,898
4.5% 7/1/25 to 12/1/40	752	806
5% 3/1/19	1,825	1,933
5.5% 1/1/34 to 3/1/40	1,374	1,517
6% 7/1/37 to 8/1/37	458	508
6.5% 3/1/36	920	1,053
TOTAL FREDDIE MAC		25,321
Ginnie Mae - 0.1%
4% 3/1/44 (i)	10,600	11,239
4% 3/1/44 (i)	3,000	3,181
4% 3/1/44 (i)	3,700	3,923
5% 3/1/44 (i)	1,600	1,758
5.5% 12/15/31 to 1/15/39	3,169	3,555
6% 2/15/34	7,266	8,367
TOTAL GINNIE MAE		32,023
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $711,202)		712,928
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (m)	729	646
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (m)	348	323
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,445
Class D, 3.31% 10/8/19	880	915
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (m)	65	59
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 0.9805% 4/25/34 (m)	$ 99	$ 53
Series 2005-R2 Class M1, 0.6055% 4/25/35 (m)	1,158	1,146
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (m)	53	49
Series 2004-W11 Class M2, 1.2055% 11/25/34 (m)	616	558
Series 2004-W7 Class M1, 0.9805% 5/25/34 (m)	1,600	1,475
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (m)	1,333	416
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (m)	2,206	2,065
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (m)	30	0*
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (g)(m)	165	66
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (m)	1,978	1,144
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	987	988
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (m)	101	79
Series 2004-4 Class M2, 0.9505% 6/25/34 (m)	451	425
Series 2004-7 Class AF5, 5.37% 1/25/35	2,294	2,415
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (m)	43	39
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (m)	319	254
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (m)	17	15
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (m)	1,041	851
Class M4, 1.1755% 1/25/35 (m)	381	152
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (g)(m)	3,122	2,595
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (g)(m)	63	60
Series 2006-2A:
Class A, 0.3345% 11/15/34 (g)(m)	1,102	1,011
Class B, 0.4345% 11/15/34 (g)(m)	398	337
Class C, 0.5345% 11/15/34 (g)(m)	661	557
Class D, 0.9045% 11/15/34 (g)(m)	251	210
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (g)(m)	738	738
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (m)	323	309
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.4455% 8/25/33 (m)	$ 588	$ 550
Series 2003-5 Class A2, 0.8555% 12/25/33 (m)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (m)	1,642	811
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (m)	3,185	158
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (m)	1,475	1,455
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (m)	346	342
Series 2006-A Class 2C, 1.3959% 3/27/42 (m)	2,909	460
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (m)	527	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (m)	137	118
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (m)	506	434
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (m)	818	796
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (m)	2,339	2,221
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (m)	63	63
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (m)	439	405
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (m)	268	129
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (m)	1,566	1,313
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (e)(g)(m)	621	0
Series 2006-1A Class A, 1.554% 3/20/11 (e)(g)(m)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (m)	585	523
Class M4, 1.6055% 9/25/34 (m)	750	422
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (m)	1,620	1,331
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (m)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (m)	1,115	940
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (m)	1,135	980
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (m)	56	39
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (m)	$ 32	$ 30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (g)(m)	2,206	496
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (g)(m)	1,964	1,899
TOTAL ASSET-BACKED SECURITIES (Cost $28,216)		37,353
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (m)	1,559	1,542
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	3,781	3,687
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (m)	775	779
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.224% 12/20/54 (g)(m)	5,731	5,665
Class A5, 0.294% 12/20/54 (g)(m)	4,616	4,568
Series 2006-2 Class A4, 0.234% 12/20/54 (m)	1,710	1,691
Series 2006-3:
Class A3, 0.234% 12/20/54 (m)	823	814
Class A7, 0.354% 12/20/54 (m)	895	886
Class M2, 0.714% 12/20/54 (m)	5,460	5,204
Series 2006-4:
Class A4, 0.254% 12/20/54 (m)	2,625	2,596
Class B1, 0.334% 12/20/54 (m)	4,556	4,431
Class M1, 0.494% 12/20/54 (m)	1,198	1,140
Series 2007-1:
Class 1B1, 0.294% 12/20/54 (m)	5,806	5,610
Class 1M1, 0.454% 12/20/54 (m)	1,611	1,536
Class 2A1, 0.294% 12/20/54 (m)	2,060	2,038
Class 2M1, 0.654% 12/20/54 (m)	2,067	1,969
Series 2007-2:
Class 1B1, 0.3145% 12/17/54 (m)	767	742
Class 2C1, 1.0145% 12/17/54 (m)	2,864	2,697
Class 3A1, 0.3345% 12/17/54 (m)	367	364
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
sequential payer Series 2006-3 Class B2, 0.494% 12/20/54 (m)	$ 5,461	$ 5,290
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (m)	472	468
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (m)	1,462	1,234
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (m)	605	461
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (m)	1,091	990
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (m)	1,587	1,518
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (g)(m)	648	596
Class B6, 3.0065% 7/10/35 (g)(m)	138	128
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (m)	31	30
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (m)	186	186
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.358% 9/25/36 (m)	2,430	2,140
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7955% 9/25/43 (m)	2,924	2,782
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,789)		63,782
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (m)(o)	471	12
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (m)	581	596
Series 2006-3 Class A4, 5.889% 7/10/44	739	802
Series 2006-5 Class A2, 5.317% 9/10/47	3,112	3,132
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,697
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	4,082	4,201
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	94
Series 2007-3:
Class A3, 5.6195% 6/10/49 (m)	2,176	2,176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A4, 5.6195% 6/10/49 (m)	$ 2,739	$ 3,040
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,718	5,099
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (g)(m)	48	39
Series 2005-3A:
Class A2, 0.5555% 11/25/35 (g)(m)	420	363
Class M1, 0.5955% 11/25/35 (g)(m)	55	39
Class M2, 0.6455% 11/25/35 (g)(m)	70	50
Class M3, 0.6655% 11/25/35 (g)(m)	63	44
Class M4, 0.7555% 11/25/35 (g)(m)	78	52
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (g)(m)	1,089	907
Class B1, 1.5555% 1/25/36 (g)(m)	90	18
Class M1, 0.6055% 1/25/36 (g)(m)	351	197
Class M2, 0.6255% 1/25/36 (g)(m)	105	56
Class M3, 0.6555% 1/25/36 (g)(m)	154	80
Class M4, 0.7655% 1/25/36 (g)(m)	85	42
Class M5, 0.8055% 1/25/36 (g)(m)	85	30
Class M6, 0.8555% 1/25/36 (g)(m)	90	27
Series 2006-1:
Class A2, 0.5155% 4/25/36 (g)(m)	173	152
Class M1, 0.5355% 4/25/36 (g)(m)	62	44
Class M2, 0.5555% 4/25/36 (g)(m)	66	45
Class M3, 0.5755% 4/25/36 (g)(m)	56	36
Class M4, 0.6755% 4/25/36 (g)(m)	32	20
Class M5, 0.7155% 4/25/36 (g)(m)	31	19
Class M6, 0.7955% 4/25/36 (g)(m)	62	33
Series 2006-2A:
Class M1, 0.4655% 7/25/36 (g)(m)	157	108
Class M2, 0.4855% 7/25/36 (g)(m)	111	74
Class M3, 0.5055% 7/25/36 (g)(m)	92	61
Class M4, 0.5755% 7/25/36 (g)(m)	62	37
Class M5, 0.6255% 7/25/36 (g)(m)	76	34
Series 2006-3A Class M4, 0.5855% 10/25/36 (g)(m)	96	14
Series 2006-4A:
Class A2, 0.4255% 12/25/36 (g)(m)	3,296	2,490
Class M1, 0.4455% 12/25/36 (g)(m)	220	149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.4655% 12/25/36 (g)(m)	$ 146	$ 63
Class M3, 0.4955% 12/25/36 (g)(m)	147	47
Series 2007-1 Class A2, 0.4255% 3/25/37 (g)(m)	690	481
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (g)(m)	690	558
Class A2, 0.4755% 7/25/37 (g)(m)	647	444
Class M1, 0.5255% 7/25/37 (g)(m)	226	72
Class M2, 0.5655% 7/25/37 (g)(m)	124	20
Class M3, 0.6455% 7/25/37 (g)(m)	126	11
Class M4, 0.8055% 7/25/37 (g)(m)	117	4
Series 2007-3:
Class A2, 0.4455% 7/25/37 (g)(m)	669	468
Class M1, 0.4655% 7/25/37 (g)(m)	133	85
Class M2, 0.4955% 7/25/37 (g)(m)	142	81
Class M3, 0.5255% 7/25/37 (g)(m)	223	98
Class M4, 0.6555% 7/25/37 (g)(m)	351	85
Class M5, 0.7555% 7/25/37 (g)(m)	184	31
Class M6, 0.9555% 7/25/37 (g)(m)	43	0
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (g)(m)	266	31
Class M2, 1.2055% 9/25/37 (g)(m)	266	17
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(o)	1,683	67
Series 2006-3A, Class IO, 0% 10/25/36 (g)(m)(o)	21,195	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(m)(o)	4,417	271
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (g)(m)	529	518
Class F, 0.5045% 3/15/22 (g)(m)	2,081	1,977
Class G, 0.5545% 3/15/22 (g)(m)	534	491
Class H, 0.7045% 3/15/22 (g)(m)	653	581
Class J, 0.8545% 3/15/22 (g)(m)	653	568
sequential payer:
Series 2007-PW16:
Class A4, 5.7058% 6/11/40 (m)	769	867
Class AAB, 5.7058% 6/11/40 (m)	4,264	4,419
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,583
Series 2006-T22 Class A4, 5.5801% 4/12/38 (m)	163	175
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (g)(m)(o)	66,684	454
Series 2007-T28 Class X2, 0.1573% 9/11/42 (g)(m)(o)	40,940	132
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (g)(m)	$ 561	$ 541
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (g)(m)(o)	2,809	38
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7071% 12/10/49 (m)	4,371	4,894
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,306
Class A4, 5.322% 12/11/49	19,611	21,646
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	1,430
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (g)(m)	138	138
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (g)(m)	456	454
sequential payer Series 2007-C9 Class A4, 5.7997% 12/10/49 (m)	2,907	3,288
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,488	1,620
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)	25	25
Series 2007-C3 Class A4, 5.6783% 6/15/39 (m)	510	558
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	1,322
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (g)(m)	4,688	4,422
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (m)(o)	93	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (g)(m)(o)	7	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (g)(m)	1,351	1,340
0.4245% 2/15/22 (g)(m)	731	722
Class F, 0.4745% 2/15/22 (g)(m)	1,462	1,431
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (m)(o)	16,196	0*
Class B, 5.487% 2/15/40 (g)(m)	2,009	280
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (g)(m)	1,416	1,415
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Extended Stay America Trust floater Series 2013-ESFL: - continued
Class A2FL, 0.8571% 12/5/31 (g)(m)	$ 1,520	$ 1,513
Class BFL, 1.2571% 12/5/31 (g)(m)	5,610	5,622
Class CFL, 1.6571% 12/5/31 (g)(m)	3,980	3,993
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,746
Series 2001-1 Class X1, 1.7244% 5/15/33 (g)(m)(o)	268	6
Series 2007-C1 Class XP, 0.1602% 12/10/49 (m)(o)	17,078	7
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (g)(m)	494	491
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	37,364
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (g)(m)(o)	19,487	38
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	173	173
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	3,006	3,289
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,380	1,401
Class DFX, 4.4065% 11/5/30 (g)	9,895	10,105
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (g)(m)	563	551
Class C, 0.3645% 11/15/18 (g)(m)	400	389
Class D, 0.3845% 11/15/18 (g)(m)	178	169
Class E, 0.4345% 11/15/18 (g)(m)	255	243
Class F, 0.4845% 11/15/18 (g)(m)	383	364
Class G, 0.5145% 11/15/18 (g)(m)	332	314
Class H, 0.6545% 11/15/18 (g)(m)	255	239
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	73	73
Class A4, 5.429% 12/12/43	8,980	9,706
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,437	12,473
Class A4, 5.399% 5/15/45	830	903
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,253	12,350
Series 2007-CB18 Class A4, 5.44% 6/12/47	700	771
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (m)	$ 4,648	$ 5,189
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (m)	1,203	1,210
Class A4, 5.8134% 6/15/49 (m)	34,884	38,904
Series 2007-LDPX Class A3, 5.42% 1/15/49	18,477	20,429
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (m)	1,390	1,519
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (m)	112	36
Class C, 5.7093% 2/12/49 (m)	294	62
Class D, 5.7093% 2/12/49 (m)	309	57
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	108	19
Class ES, 5.7261% 1/15/49 (g)(m)	679	32
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (m)	1,054	1,183
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	648
Series 2006-C7 Class A2, 5.3% 11/15/38	678	703
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,494
Series 2007-C2 Class A3, 5.43% 2/15/40	2,415	2,670
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,632	1,760
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,985	3,403
Class XCP, 0.2771% 9/15/45 (m)(o)	76,640	189
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (g)(m)	291	289
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (g)(m)	1,143	1,027
Series 2007-C1 Class A4, 5.8409% 6/12/50 (m)	4,974	5,598
Series 2008-C1 Class A4, 5.69% 2/12/51	2,766	3,098
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (m)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	565	581
Series 2007-5:
Class A4, 5.378% 8/12/48	8,380	9,134
Class B, 5.479% 8/12/48	3,942	1,631
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	$ 10,897	$ 12,065
Series 2007-7 Class A4, 5.7439% 6/12/50 (m)	4,599	5,131
Series 2006-4 Class XP, 0.618% 12/12/49 (m)(o)	17,997	96
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	315
Series 2007-7 Class B, 5.7439% 6/12/50 (m)	114	5
Series 2007-8 Class A3, 5.8943% 8/12/49 (m)	1,133	1,274
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (g)(m)	393	295
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (g)(m)	754	732
Class D, 0.345% 10/15/20 (g)(m)	732	708
Class E, 0.405% 10/15/20 (g)(m)	916	880
Class F, 0.455% 10/15/20 (g)(m)	550	523
Class G, 0.495% 10/15/20 (g)(m)	680	651
Class H, 0.585% 10/15/20 (g)(m)	428	395
Class J, 0.735% 10/15/20 (g)(m)	247	107
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	151	154
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (m)	340	364
Series 2006-T23 Class A3, 5.8071% 8/12/41 (m)	671	679
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	10,971	12,159
Class AAB, 5.654% 4/15/49	2,280	2,369
Class B, 5.7406% 4/15/49 (m)	323	68
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	71
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (g)(m)	1,571	1,561
Class G, 0.5145% 9/15/21 (g)(m)	1,953	1,914
Class J, 0.7545% 9/15/21 (g)(m)	434	382
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (g)(m)	4,581	4,180
Class LXR1, 0.8545% 6/15/20 (g)(m)	162	153
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,789
Series 2007-C31 Class A4, 5.509% 4/15/47	38,680	42,251
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (m)	24,570	27,111
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A5, 5.9216% 2/15/51 (m)	$ 870	$ 981
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,355
Series 2005-C22:
Class B, 5.3811% 12/15/44 (m)	2,914	2,861
Class F, 5.3811% 12/15/44 (g)(m)	2,191	526
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	7,752
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)	12,143	13,275
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	3,942	3,580
Class D, 5.513% 12/15/43 (m)	2,102	1,368
Class XP, 0.4783% 12/15/43 (g)(m)(o)	9,996	2
Series 2007-C31 Class C, 5.672% 4/15/47 (m)	361	299
Series 2007-C31A Class A2, 5.421% 4/15/47	3,943	3,944
Series 2007-C32:
Class D, 5.7499% 6/15/49 (m)	987	446
Class E, 5.7499% 6/15/49 (m)	1,556	526
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $438,921)		485,198
Municipal Securities - 1.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	2,300	2,345
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,688
7.3% 10/1/39	18,960	25,512
7.5% 4/1/34	8,780	11,915
7.55% 4/1/39	15,130	21,032
7.6% 11/1/40	24,550	34,610
7.625% 3/1/40	2,920	4,073
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,422
Series 2010 C1, 7.781% 1/1/35	7,055	8,394
Series 2012 B, 5.432% 1/1/42	1,845	1,641
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	38,548
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	42,555	41,826
Series 2010, 4.421% 1/1/15	5,980	6,165
Series 2010-1, 6.63% 2/1/35	17,960	19,852
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-3:
5.547% 4/1/19	$ 185	$ 203
6.725% 4/1/35	8,580	9,556
7.35% 7/1/35	5,140	6,006
Series 2011:
4.961% 3/1/16	580	616
5.665% 3/1/18	7,395	8,206
5.877% 3/1/19	17,085	19,170
Series 2013:
1.28% 12/1/15	4,975	5,011
4% 12/1/20	7,040	7,062
TOTAL MUNICIPAL SECURITIES (Cost $268,490)		274,853
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	6,350	6,469
5.75% 9/26/23 (g)	5,809	5,918
Brazilian Federative Republic:
4.25% 1/7/25	12,300	11,839
5.625% 1/7/41	6,113	6,006
Italian Republic:
3.125% 1/26/15	10,287	10,493
4.5% 1/21/15	7,717	7,967
4.75% 1/25/16	7,716	8,229
5.375% 6/12/17	4,630	5,092
Russian Federation 3.25% 4/4/17 (g)	800	837
United Mexican States:
3.5% 1/21/21	6,500	6,581
4% 10/2/23	14,090	14,266
4.75% 3/8/44	6,152	5,737
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,944)		89,434
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $964)	951	987
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(m) (Cost $1,359)	$ 1,204	$ 1,316
Fixed-Income Funds - 6.3%
	Shares
Fidelity High Income Central Fund 2 (n)	5,917,450	704,058
Fidelity Mortgage Backed Securities Central Fund (n)	8,468,128	907,191
TOTAL FIXED-INCOME FUNDS (Cost $1,463,078)		1,611,249
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.10% (b)	767,836,065	767,836
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(d)	49,876,200	49,876
TOTAL MONEY MARKET FUNDS (Cost $817,712)		817,712
Cash Equivalents - 2.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (c) (Cost $712,840)	$ 712,843	712,840
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $21,604,685)		26,508,229
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(1,045,638)
NET ASSETS - 100%		$ 25,462,591
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/44	$ (20,000)	$ (19,425)
3% 3/1/44	(3,300)	(3,205)
3.5% 3/1/44	(5,400)	(5,473)
3.5% 3/1/44	(5,400)	(5,473)
3.5% 3/1/44	(6,600)	(6,690)
4% 3/1/44	(5,700)	(5,973)
4% 3/1/44	(8,300)	(8,698)
4% 3/1/44	(3,700)	(3,877)
TOTAL TBA SALE COMMITMENTS (Proceeds $58,481)		$ (58,814)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,363 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 219,475	$ 9,128

The face value of futures purchased as a percentage of net assets is 0.9%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	$ 1,199	$ (1,111)	$ 0	$ (1,111)
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	1,366	(1,265)	0	(1,265)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,741	(1,613)	0	(1,613)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,418	(1,314)	0	(1,314)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	188	(174)	0	(174)
Swaps - continued
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	$ 1,418	$ (1,314)	$ 0	$ (1,314)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	225	(218)	0	(218)
TOTAL CREDIT DEFAULT SWAPS						$ (7,009)	$ 0	$ (7,009)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $410,426,000 or 1.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,879,000.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $10,173,000.

(l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $24,000.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,881,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
Xero Ltd.	10/14/13	$ 7,124
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$712,840,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 706,594
Mizuho Securities USA, Inc.	6,246
$ 712,840
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 310
Fidelity High Income Central Fund 2	20,766
Fidelity Mortgage Backed Securities Central Fund	12,990
Fidelity Securities Lending Cash Central Fund	134
Total	$ 34,200
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 656,337	$ 20,767	$ -	$ 704,058	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,402,181	12,990	530,217	907,191	8.9%
Total	$ 2,058,518	$ 33,757	$ 530,217	$ 1,611,249
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,109,721	$ 2,094,267	$ -	$ 15,454
Consumer Staples	1,741,030	1,693,848	47,182	-
Energy	1,757,393	1,757,393	-	-
Financials	2,874,441	2,818,034	56,407	-
Health Care	2,540,772	2,425,561	115,211	-
Industrials	1,863,859	1,863,859	-	-
Information Technology	3,316,329	3,293,032	19,064	4,233
Materials	683,922	683,922	-	-
Telecommunication Services	403,096	340,643	62,453	-
Utilities	565,573	565,573	-	-
Corporate Bonds	2,465,203	-	2,465,203	-
U.S. Government and Government Agency Obligations	1,379,238	-	1,379,238	-
U.S. Government Agency - Mortgage Securities	712,928	-	712,928	-
Asset-Backed Securities	37,353	-	34,101	3,252
Collateralized Mortgage Obligations	63,782	-	63,058	724
Commercial Mortgage Securities	485,198	-	483,860	1,338
Municipal Securities	274,853	-	274,853	-
Foreign Government and Government Agency Obligations	89,434	-	89,434	-
Bank Notes	987	-	987	-
Preferred Securities	1,316	-	1,316	-
Fixed-Income Funds	1,611,249	1,611,249	-	-
Money Market Funds	817,712	817,712	-	-
Cash Equivalents	712,840	-	712,840	-
Total Investments in Securities:	$ 26,508,229	$ 19,965,093	$ 6,518,135	$ 25,001
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 9,128	$ 9,128	$ -	$ -
Liabilities
Swaps	$ (7,009)	$ -	$ (7,009)	$ -
Total Derivative Instruments:	$ 2,119	$ 9,128	$ (7,009)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (58,814)	$ -	$ (58,814)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (7,009)
Equity Risk
Futures Contracts (a)	9,128	-
Total Value of Derivatives	$ 9,128	$ (7,009)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	11.9%
AAA,AA,A	4.3%
BBB	8.0%
BB	0.9%
B	1.7%
CCC,CC,C	0.6%
D	0.0%*
Not Rated	0.4%
Equities	70.3%
Short-Term Investments and Net Other Assets	1.9%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
United Kingdom	2.2%
Ireland	2.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,891 and repurchase agreements of $712,840) - See accompanying schedule: Unaffiliated issuers (cost $19,323,895)	$ 24,079,268
Fidelity Central Funds (cost $2,280,790)	2,428,961
Total Investments (cost $21,604,685)		$ 26,508,229
Receivable for investments sold, regular delivery		1,231,009
Receivable for TBA sale commitments		58,481
Receivable for swaps		2
Receivable for fund shares sold		22,389
Dividends receivable		29,657
Interest receivable		39,846
Distributions receivable from Fidelity Central Funds		66
Receivable for daily variation margin for derivative instruments		437
Prepaid expenses		38
Receivable from investment adviser for expense reductions		7
Other receivables		1,483
Total assets		27,891,644

Liabilities
Payable to custodian bank	$ 1,588
Payable for investments purchased Regular delivery	1,281,683
Delayed delivery	284,519
TBA sale commitments, at value	58,814
Payable for swaps	250
Payable for fund shares redeemed	20,514
Bi-lateral OTC swaps, at value	7,009
Accrued management fee	8,320
Other affiliated payables	2,572
Other payables and accrued expenses	1,068
Collateral on securities loaned, at value	762,716
Total liabilities		2,429,053

Net Assets		$ 25,462,591
Net Assets consist of:
Paid in capital		$ 19,967,153
Undistributed net investment income		102,573
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		487,551
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,905,314
Net Assets		$ 25,462,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Balanced:Net Asset Value, offering price and redemption price per share ($18,446,696 ÷ 793,215 shares)	$ 23.26

Class K: Net Asset Value, offering price and redemption price per share ($7,015,895 ÷ 301,702 shares)	$ 23.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 142,947
Interest		91,187
Income from Fidelity Central Funds		34,200
Total income		268,334

Expenses
Management fee	$ 48,437
Transfer agent fees	14,234
Accounting and security lending fees	1,078
Custodian fees and expenses	200
Independent trustees' compensation	50
Registration fees	179
Audit	92
Legal	66
Miscellaneous	80
Total expenses before reductions	64,416
Expense reductions	(330)	64,086
Net investment income (loss)		204,248
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	988,110
Fidelity Central Funds	1,986
Foreign currency transactions	30
Futures contracts	14,159
Swaps	(3,022)
Total net realized gain (loss)		1,001,263
Change in net unrealized appreciation (depreciation) on: Investment securities	1,698,142
Assets and liabilities in foreign currencies	13
Futures contracts	7,359
Swaps	2,997
Delayed delivery commitments	(2,483)
Total change in net unrealized appreciation (depreciation)		1,706,028
Net gain (loss)		2,707,291
Net increase (decrease) in net assets resulting from operations		$ 2,911,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 204,248	$ 379,768
Net realized gain (loss)	1,001,263	1,617,924
Change in net unrealized appreciation (depreciation)	1,706,028	309,252
Net increase (decrease) in net assets resulting from operations	2,911,539	2,306,944
Distributions to shareholders from net investment income	(199,330)	(352,712)
Distributions to shareholders from net realized gain	(1,179,420)	-
Total distributions	(1,378,750)	(352,712)
Share transactions - net increase (decrease)	1,257,210	99,632
Total increase (decrease) in net assets	2,789,999	2,053,864

Net Assets
Beginning of period	22,672,592	20,618,728
End of period (including undistributed net investment income of $102,573 and undistributed net investment income of $97,655, respectively)	$ 25,462,591	$ 22,672,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Income from Investment Operations
Net investment income (loss) D	.19	.36	.37	.35	.36	.38
Net realized and unrealized gain (loss)	2.54	1.88	1.76	1.91	.88	(2.29)
Total from investment operations	2.73	2.24	2.13	2.26	1.24	(1.91)
Distributions from net investment income	(.19)	(.34)	(.35)	(.35)	(.36)	(.37)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)	(.03)
Total distributions	(1.32)	(.34)	(.35)	(.36)	(.37)	(.40)
Net asset value, end of period	$ 23.26	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return B, C	12.96%	11.32%	11.89%	13.88%	8.06%	(10.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.58%	.60%	.61%	.62%	.68%
Expenses net of fee waivers, if any	.56% A	.58%	.60%	.61%	.62%	.68%
Expenses net of all reductions	.56% A	.57%	.59%	.60%	.61%	.68%
Net investment income (loss)	1.67% A	1.72%	1.98%	1.92%	2.18%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 18,447	$ 16,342	$ 15,016	$ 15,602	$ 16,764	$ 17,225
Portfolio turnover rate F	158% A	244% H	155%	193% H	122%	198% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Income from Investment Operations
Net investment income (loss) D	.20	.39	.40	.38	.38	.40
Net realized and unrealized gain (loss)	2.53	1.87	1.76	1.90	.88	(2.29)
Total from investment operations	2.73	2.26	2.16	2.28	1.26	(1.89)
Distributions from net investment income	(.20)	(.36)	(.38)	(.38)	(.38)	(.40)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)	(.03)
Total distributions	(1.33)	(.36)	(.38)	(.38) H	(.39)	(.43)
Net asset value, end of period	$ 23.25	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return B, C	12.98%	11.45%	12.03%	14.04%	8.23%	(10.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46% A	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.77% A	1.83%	2.10%	2.05%	2.32%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7,016	$ 6,330	$ 5,603	$ 4,102	$ 2,692	$ 2,014
Portfolio turnover rate F	158% A	244% I	155%	193% I	122%	198% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,952,125
Gross unrealized depreciation	(126,066)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,826,059

Tax cost	$ 21,682,170

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (3,022)	$ 2,997
Equity Risk
Futures Contracts	14,159	7,359

Totals (a)	$ 11,137	$ 10,356

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,118,841 and $7,293,915, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 12,719.15
Class K	1,515.05
	$ 14,234

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $127 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $604. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $196. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $134 (including $2 from securities loaned to FCM).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $230 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $100.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Balanced	$ 141,852	$ 249,039
Class K	57,478	103,673
Total	$ 199,330	$ 352,712
From net realized gain
Balanced	$ 854,324	$ -
Class K	325,096	-
Total	$ 1,179,420	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Balanced
Shares sold	67,947	125,541	$ 1,530,129	$ 2,652,879
Reinvestment of distributions	43,758	11,563	956,707	238,686
Shares redeemed	(66,276)	(141,860)	(1,490,896)	(2,965,223)
Net increase (decrease)	45,429	(4,756)	$ 995,940	$ (73,658)
Class K
Shares sold	27,869	69,664	$ 626,501	$ 1,451,163
Reinvestment of distributions	17,506	5,019	382,574	103,673
Shares redeemed	(33,343)	(65,784)	(747,805)	(1,381,546)
Net increase (decrease)	12,032	8,899	$ 261,270	$ 173,290

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-USAN-0414
1.789281.110

Fidelity®

Balanced

Fund -
Class K

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Balanced	.56%
Actual		$ 1,000.00	$ 1,129.60	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,129.80	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	2.1	1.2
Apple, Inc.	2.0	2.4
JPMorgan Chase & Co.	1.5	1.3
Procter & Gamble Co.	1.3	1.4
Bank of America Corp.	1.3	1.2
	8.2
Top Five Bond Issuers as of February 28, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.4	6.0
Fannie Mae	4.4	5.1
Freddie Mac	1.0	1.4
Ginnie Mae	0.9	1.7
Verizon Communications, Inc.	0.8	0.1
	12.5
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.5	16.3
Information Technology	13.3	12.9
Health Care	10.5	9.4
Consumer Discretionary	9.4	9.0
Energy	8.3	8.6
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks and Equity Futures 71.1%		Stocks and Equity Futures 69.1%
	Bonds 27.5%		Bonds 29.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.0%	** Foreign investments	10.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	86,191	$ 21,100
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,559,377	80,979
Hotels, Restaurants & Leisure - 1.8%
Extended Stay America, Inc. unit	3,184,512	81,141
McDonald's Corp.	1,457,674	138,698
Wynn Resorts Ltd.	367,682	89,159
Yum! Brands, Inc.	1,877,052	139,052
		448,050
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. Series A (a)	3,660,635	106,891
Media - 3.3%
Comcast Corp. Class A	600,742	31,052
DIRECTV (a)	1,664,150	129,138
Legend Pictures LLC (a)(p)(q)	8,571	15,454
The Madison Square Garden Co. Class A (a)	1,049,285	59,820
The Walt Disney Co.	2,214,944	178,990
Time Warner, Inc.	2,222,992	149,229
Twenty-First Century Fox, Inc. Class A	5,215,641	174,933
Viacom, Inc. Class B (non-vtg.)	1,320,392	115,838
		854,454
Multiline Retail - 1.1%
Dollar General Corp. (a)	2,121,812	127,097
Target Corp.	2,310,858	144,521
		271,618
Specialty Retail - 0.6%
TJX Companies, Inc.	2,463,433	151,403
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	500,271	57,486
lululemon athletica, Inc. (a)	889,252	44,738
Oxford Industries, Inc.	280,899	21,983
PVH Corp.	403,536	51,019
		175,226
TOTAL CONSUMER DISCRETIONARY		2,109,721
CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	245,344	25,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	318,728	$ 6,158
Diageo PLC sponsored ADR	308,187	38,742
Embotelladora Andina SA sponsored ADR	313,242	7,220
Pernod Ricard SA	333,050	39,209
Remy Cointreau SA	421,086	35,745
The Coca-Cola Co.	6,386,261	243,955
		396,691
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,247,785	164,403
Kroger Co.	2,876,254	120,630
Sysco Corp.	983,712	35,433
Wal-Mart Stores, Inc.	950,567	71,007
		391,473
Food Products - 0.6%
Bunge Ltd.	437,198	34,805
ConAgra Foods, Inc.	928,681	26,375
Green Mountain Coffee Roasters, Inc.	166,085	18,233
Mead Johnson Nutrition Co. Class A	711,731	58,042
Nestle SA	284,859	21,520
		158,975
Household Products - 1.3%
Procter & Gamble Co.	4,334,893	340,983
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	121,275	10,129
Tobacco - 1.7%
Altria Group, Inc.	3,992,313	144,761
British American Tobacco PLC sponsored ADR	2,376,810	258,573
Philip Morris International, Inc.	276,134	22,342
Souza Cruz SA	940,600	8,159
		433,835
TOTAL CONSUMER STAPLES		1,732,086
ENERGY - 6.9%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)(f)	1,139,951	29,468
Cameron International Corp. (a)	995,410	63,766
Dril-Quip, Inc. (a)	226,169	24,327
FMC Technologies, Inc. (a)	891,071	44,767
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,471,711	$ 83,888
Ocean Rig UDW, Inc. (United States) (a)	725,596	12,633
Oceaneering International, Inc.	471,091	33,721
Pacific Drilling SA (a)	1,080,301	11,732
Vantage Drilling Co. (a)	3,446,828	6,032
		310,334
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,547,131	130,207
BG Group PLC	1,250,864	22,800
Bill Barrett Corp. (a)	500,234	12,676
Cabot Oil & Gas Corp.	2,062,050	72,172
Carrizo Oil & Gas, Inc. (a)	419,198	20,851
Chevron Corp.	1,258,405	145,132
ConocoPhillips Co.	2,539,975	168,908
Continental Resources, Inc. (a)	460,041	54,984
EOG Resources, Inc.	516,558	97,846
Exxon Mobil Corp.	2,403,778	231,412
Kinder Morgan Holding Co. LLC	1,106,300	35,236
Laredo Petroleum Holdings, Inc. (a)	567,610	14,809
Marathon Oil Corp.	1,969,060	65,964
Noble Energy, Inc.	805,330	55,374
ONEOK, Inc.	651,994	38,559
Peabody Energy Corp.	1,591,708	27,950
Phillips 66 Co.	1,553,317	116,281
Phillips 66 Partners LP	197,098	9,031
Spectra Energy Corp.	1,329,000	49,545
Suncor Energy, Inc. (f)	678,000	22,367
Valero Energy Partners LP	689,931	25,521
Whiting Petroleum Corp. (a)	428,377	29,434
		1,447,059
TOTAL ENERGY		1,757,393
FINANCIALS - 11.3%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	614,462	66,970
BlackRock, Inc. Class A	196,676	59,955
Credit Suisse Group AG	157,852	4,956
E*TRADE Financial Corp. (a)	1,815,649	40,798
Evercore Partners, Inc. Class A	240,700	13,393
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	1,407,813	$ 48,288
Morgan Stanley	487,855	15,026
Northern Trust Corp.	416,319	25,749
Oaktree Capital Group LLC Class A	668,850	41,255
The Blackstone Group LP	1,114,807	37,179
		353,569
Commercial Banks - 1.9%
Barclays PLC	7,019,296	29,569
Erste Group Bank AG	359,219	12,748
Huntington Bancshares, Inc.	8,287,800	78,983
Mitsubishi UFJ Financial Group, Inc.	3,776,300	21,882
Societe Generale Series A	488,302	32,605
SunTrust Banks, Inc.	1,180,848	44,494
Synovus Financial Corp.	5,151,445	17,927
U.S. Bancorp	5,566,447	229,004
		467,212
Consumer Finance - 1.7%
Capital One Financial Corp.	4,217,101	309,662
Discover Financial Services	789,610	45,308
Santander Consumer U.S.A. Holdings, Inc.	378,800	9,595
SLM Corp.	3,192,234	76,422
		440,987
Diversified Financial Services - 3.9%
Bank of America Corp.	19,406,208	320,785
Berkshire Hathaway, Inc. Class A (a)	81	14,070
Citigroup, Inc.	4,133,112	200,993
IntercontinentalExchange Group, Inc.	280,115	58,499
JPMorgan Chase & Co.	6,743,254	383,152
KBC Ancora (a)	343,174	13,552
McGraw Hill Financial, Inc.	68,100	5,425
		996,476
Insurance - 1.4%
ACE Ltd.	173,482	16,979
Direct Line Insurance Group PLC	9,175,530	40,640
esure Group PLC	2,660,186	12,005
Fairfax Financial Holdings Ltd. (sub. vtg.)	70,800	29,410
Marsh & McLennan Companies, Inc.	1,365,777	65,776
MetLife, Inc.	2,477,047	125,512
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	523,540	$ 43,894
Validus Holdings Ltd.	208,912	7,690
		341,906
Real Estate Investment Trusts - 0.8%
Altisource Residential Corp. Class B	2,073,017	59,247
American Tower Corp.	964,965	78,616
Equity Lifestyle Properties, Inc.	671,549	27,030
Piedmont Office Realty Trust, Inc. Class A	770,838	13,320
Senior Housing Properties Trust (SBI)	176,400	3,934
Sun Communities, Inc.	559,015	25,748
		207,895
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	2,102,403	58,762
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	203,894	7,634
TOTAL FINANCIALS		2,874,441
HEALTH CARE - 10.0%
Biotechnology - 2.7%
Actelion Ltd.	303,790	32,210
Alexion Pharmaceuticals, Inc. (a)	636,104	112,463
Amgen, Inc.	1,289,358	159,906
Biogen Idec, Inc. (a)	458,485	156,197
Gilead Sciences, Inc. (a)	2,561,228	212,044
Intercept Pharmaceuticals, Inc. (a)	28,900	11,863
		684,683
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	8,166,002	106,975
Covidien PLC	1,354,944	97,488
Edwards Lifesciences Corp. (a)	286,782	20,006
Quidel Corp. (a)(f)	652,272	18,277
Stryker Corp.	432,317	34,689
The Cooper Companies, Inc.	384,937	49,353
		326,788
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	680,303	22,817
Cigna Corp.	1,231,360	98,004
HCA Holdings, Inc. (a)	138,479	7,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	474,104	$ 56,437
McKesson Corp.	617,948	109,408
		293,756
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	421,645	72,308
Thermo Fisher Scientific, Inc.	1,006,497	125,349
		197,657
Pharmaceuticals - 4.1%
AbbVie, Inc.	2,553,868	130,017
Actavis PLC (a)	613,009	135,365
Bristol-Myers Squibb Co.	2,997,441	161,172
Merck & Co., Inc.	807,896	46,042
Mylan, Inc. (a)	365,997	20,338
Perrigo Co. PLC	490,237	80,615
Pfizer, Inc.	6,339,434	203,559
Roche Holding AG (participation certificate)	165,013	50,808
Salix Pharmaceuticals Ltd. (a)	464,684	50,149
Shire PLC	1,164,288	64,403
Valeant Pharmaceuticals International (Canada) (a)	430,383	61,434
Zoetis, Inc. Class A	1,095,626	33,986
		1,037,888
TOTAL HEALTH CARE		2,540,772
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	1,524,309	143,956
TransDigm Group, Inc.	539,869	96,172
United Technologies Corp.	1,425,411	166,802
		406,930
Air Freight & Logistics - 0.4%
FedEx Corp.	751,727	100,228
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,419,967	44,246
Electrical Equipment - 2.1%
AMETEK, Inc.	2,547,748	135,642
Eaton Corp. PLC	1,713,818	128,039
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	961,892	$ 114,985
Roper Industries, Inc.	1,151,539	156,172
		534,838
Industrial Conglomerates - 0.9%
Danaher Corp.	2,939,166	224,817
Machinery - 0.7%
Cummins, Inc.	797,513	116,373
Ingersoll-Rand PLC	1,248,100	76,309
		192,682
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	1,899,405	121,021
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	1,732,995	124,550
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	449,169	114,547
TOTAL INDUSTRIALS		1,863,859
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.0%
Cisco Systems, Inc.	3,515,799	76,644
Juniper Networks, Inc. (a)	2,120,655	56,706
Polycom, Inc. (a)	825,185	11,024
QUALCOMM, Inc.	1,451,451	109,280
		253,654
Computers & Peripherals - 2.3%
Apple, Inc.	950,902	500,403
Electronics for Imaging, Inc. (a)	406,813	18,144
NCR Corp. (a)	1,770,572	60,288
		578,835
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	1,652,865	96,825
Internet Software & Services - 4.5%
ChannelAdvisor Corp. (a)	394,516	17,903
Cvent, Inc.	1,082,646	42,526
Demand Media, Inc. (a)	107,545	522
Demandware, Inc. (a)	124,555	9,355
eBay, Inc. (a)	2,173,021	127,708
Endurance International Group Holdings, Inc. (f)	1,336,183	20,163
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	2,453,507	$ 167,967
Google, Inc. Class A (a)	443,619	539,285
Halogen Software, Inc.	519,800	5,539
Millennial Media, Inc. (a)(f)	534,885	3,231
Millennial Media, Inc. (a)	895,925	4,870
Millennial Media, Inc. (a)	173,845	0
Naver Corp.	52,829	40,472
SPS Commerce, Inc. (a)	20,600	1,397
Tencent Holdings Ltd.	770,000	61,764
Trulia, Inc. (a)(f)	756,920	22,677
Wix.com Ltd. (a)(f)	388,837	12,015
Yahoo!, Inc. (a)	2,029,960	78,499
		1,155,893
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	524,111	54,539
Fidelity National Information Services, Inc.	1,463,671	81,395
FleetCor Technologies, Inc. (a)	40,658	5,283
Heartland Payment Systems, Inc.	148,467	6,004
Lionbridge Technologies, Inc. (a)	739,645	5,296
Quindell PLC (a)	33,967,339	19,197
Visa, Inc. Class A	188,322	42,549
		214,263
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV (a)	3,177,024	178,644
Software - 3.3%
Adobe Systems, Inc. (a)	1,023,086	70,194
Aspen Technology, Inc. (a)	284,741	13,369
Autodesk, Inc. (a)	489,700	25,690
CommVault Systems, Inc. (a)	290,109	19,983
Concur Technologies, Inc. (a)(f)	56,957	7,031
Covisint Corp.	369,400	3,971
Electronic Arts, Inc. (a)	3,745,645	107,088
FleetMatics Group PLC (a)	168,000	6,208
Guidewire Software, Inc. (a)	644,431	34,548
Microsoft Corp.	8,239,332	315,649
Oracle Corp.	2,968,825	116,111
Qlik Technologies, Inc. (a)	293,817	8,961
RealPage, Inc. (a)	467,440	8,274
salesforce.com, Inc. (a)	1,018,096	63,499
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	1,172,613	$ 19,212
Xero Ltd. (q)	468,513	14,194
		833,982
TOTAL INFORMATION TECHNOLOGY		3,312,096
MATERIALS - 2.7%
Chemicals - 2.2%
Airgas, Inc.	1,262,770	136,127
Cabot Corp.	402,788	21,807
Eastman Chemical Co.	694,982	60,762
FMC Corp.	747,673	57,705
LyondellBasell Industries NV Class A	854,622	75,275
Monsanto Co.	834,046	91,762
Potash Corp. of Saskatchewan, Inc.	1,044,785	34,534
Sigma Aldrich Corp.	475,610	44,902
W.R. Grace & Co. (a)	264,001	26,754
		549,628
Construction Materials - 0.2%
Vulcan Materials Co.	772,743	52,492
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	2,393,377	24,508
Rock-Tenn Co. Class A	353,289	39,434
		63,942
Metals & Mining - 0.1%
Carpenter Technology Corp.	301,948	17,860
TOTAL MATERIALS		683,922
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
inContact, Inc. (a)	1,324,987	11,951
Verizon Communications, Inc.	4,991,001	237,472
		249,423
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	450,155	42,841
SoftBank Corp.	824,100	62,453
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	1,081,300	$ 32,980
Vodafone Group PLC sponsored ADR	370,427	15,399
		153,673
TOTAL TELECOMMUNICATION SERVICES		403,096
UTILITIES - 2.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	1,023,032	51,356
Duke Energy Corp.	660,120	46,789
Edison International	516,427	27,045
Exelon Corp.	97,100	2,953
NextEra Energy, Inc.	949,100	86,738
		214,881
Gas Utilities - 0.1%
National Fuel Gas Co.	521,189	39,152
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,667,872	48,485
The AES Corp.	1,363,209	18,608
		67,093
Multi-Utilities - 1.0%
Ameren Corp.	210,328	8,499
CenterPoint Energy, Inc.	1,864,452	44,094
Dominion Resources, Inc.	922,700	64,035
NiSource, Inc.	721,416	25,120
PG&E Corp.	727,029	32,033
Sempra Energy	748,031	70,666
		244,447
TOTAL UTILITIES		565,573
TOTAL COMMON STOCKS (Cost $13,276,259)		17,842,959
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (q)	281,270	$ 4,233
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,242,225	8,944
TOTAL PREFERRED STOCKS (Cost $9,456)		13,177
Corporate Bonds - 9.7%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,677
Nonconvertible Bonds - 9.7%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (g)	4,045	4,083
1.95% 3/28/14 (g)	2,240	2,242
Ford Motor Co. 7.45% 7/16/31	10,420	13,392
Volkswagen International Finance NV:
1.125% 11/18/16 (g)	6,197	6,209
2.375% 3/22/17 (g)	1,830	1,893
		27,819
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	617	622
4.25% 6/15/23 (g)	4,350	4,466
5.75% 6/15/43 (g)	3,131	3,446
		8,534
Media - 0.5%
Comcast Corp.:
4.95% 6/15/16	955	1,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.4% 5/15/38	$ 3,000	$ 3,705
6.95% 8/15/37	7,200	9,358
COX Communications, Inc. 3.25% 12/15/22 (g)	2,422	2,279
Discovery Communications LLC 5.05% 6/1/20	204	227
NBCUniversal, Inc.:
5.15% 4/30/20	7,276	8,320
6.4% 4/30/40	6,271	7,665
News America Holdings, Inc. 7.75% 12/1/45	9,421	12,957
Thomson Reuters Corp. 1.3% 2/23/17	2,082	2,080
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,418
4.5% 9/15/42	10,568	9,628
5.5% 9/1/41	20,823	21,592
5.85% 5/1/17	1,829	2,069
5.875% 11/15/40	2,696	2,910
6.75% 7/1/18	1,974	2,327
8.25% 4/1/19	9,025	11,365
Time Warner, Inc. 5.875% 11/15/16	4,882	5,499
Viacom, Inc.:
1.25% 2/27/15	456	459
2.5% 9/1/18	809	826
3.5% 4/1/17	264	281
		116,009
TOTAL CONSUMER DISCRETIONARY		152,362
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (g)	3,274	3,267
2.75% 4/1/23 (g)	3,420	3,188
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	2,353	2,381
2.45% 1/15/17 (g)	2,353	2,431
		11,267
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 2.25% 12/5/18	$ 4,798	$ 4,838
Kroger Co. 3.3% 1/15/21	6,190	6,250
		11,088
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	659
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,276
3.2% 1/25/23	2,650	2,520
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,710	3,734
2% 10/20/17 (g)	5,313	5,355
		14,544
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,318
4% 1/31/24	3,615	3,616
4.25% 8/9/42	4,604	4,061
9.7% 11/10/18	6,258	8,321
Philip Morris International, Inc. 1.875% 1/15/19	8,065	8,041
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,210
6.75% 6/15/17	4,975	5,759
7.25% 6/15/37	7,569	9,313
		46,639
TOTAL CONSUMER STAPLES		83,538
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	279	282
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	7,106
5.35% 3/15/20 (g)	6,814	7,371
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,054
5% 10/1/21	2,791	2,969
6.5% 4/1/20	2,608	3,016
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.:
3.05% 3/1/16	$ 914	$ 946
3.45% 8/1/15	1,299	1,343
Transocean, Inc. 5.05% 12/15/16	4,522	4,958
		36,045
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,716	1,917
6.375% 9/15/17	15,653	18,127
6.45% 9/15/36	4,710	5,588
Apache Corp. 3.25% 4/15/22	169	171
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,104
3.875% 3/15/23	1,823	1,768
4.95% 4/1/22	1,267	1,333
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,176
6.45% 11/3/36 (g)	6,493	7,034
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,774
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,408
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	4,899
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	869
Marathon Petroleum Corp.:
3.5% 3/1/16	493	518
5.125% 3/1/21	4,415	4,939
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	7,948	8,081
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	1,252	1,440
6.85% 1/15/40 (g)	4,294	5,488
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,674
Nexen, Inc.:
5.2% 3/10/15	1,528	1,590
6.2% 7/30/19	2,252	2,622
Occidental Petroleum Corp. 2.7% 2/15/23	1,942	1,842
Petrobras Global Finance BV:
3% 1/15/19	29,822	28,450
4.375% 5/20/23	4,137	3,751
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 7,288	$ 7,488
5.375% 1/27/21	4,629	4,641
5.75% 1/20/20	17,949	18,680
7.875% 3/15/19	7,382	8,438
Petroleos Mexicanos:
3.125% 1/23/19 (g)	993	1,015
3.5% 7/18/18	8,047	8,349
3.5% 1/30/23	5,005	4,680
4.875% 1/24/22	1,430	1,494
4.875% 1/18/24	2,251	2,314
4.875% 1/18/24 (g)	4,770	4,884
5.5% 1/21/21	7,423	8,091
5.5% 6/27/44	19,723	18,649
6% 3/5/20	2,274	2,564
6.375% 1/23/45 (g)	7,506	7,905
6.5% 6/2/41	8,420	9,080
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,871
2.95% 5/1/17	1,844	1,940
4.3% 4/1/22	6,383	6,737
5.875% 5/1/42	2,213	2,539
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,201
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,358	1,381
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,207
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,534
4.6% 6/15/21	1,816	1,955
Suncor Energy, Inc. 6.1% 6/1/18	623	728
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,469
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	6,508	6,508
Western Gas Partners LP 5.375% 6/1/21	9,827	10,610
Williams Partners LP 4.3% 3/4/24	4,754	4,764
		272,279
TOTAL ENERGY		308,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 4.9%
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	$ 2,464	$ 2,485
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,137
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,600
2.625% 1/31/19	12,560	12,632
2.9% 7/19/18	10,319	10,605
5.95% 1/18/18	5,343	6,104
6.15% 4/1/18	3,993	4,602
JPMorgan Chase & Co. 1.125% 2/26/16	16,826	16,926
Lazard Group LLC:
4.25% 11/14/20	3,149	3,314
6.85% 6/15/17	6,480	7,406
Merrill Lynch & Co., Inc. 6.4% 8/28/17	5,074	5,870
Morgan Stanley:
2.125% 4/25/18	18,100	18,204
2.5% 1/24/19	9,400	9,439
4% 7/24/15	1,373	1,432
4.875% 11/1/22	8,068	8,516
5% 11/24/25	1,058	1,099
5.375% 10/15/15	17,634	18,905
5.625% 9/23/19	547	628
5.95% 12/28/17	301	345
6.625% 4/1/18	1,804	2,123
State Street Corp. 3.1% 5/15/23	7,500	7,166
		163,538
Commercial Banks - 1.3%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,384
Bank of America NA:
1.125% 11/14/16	13,000	13,015
5.3% 3/15/17	16,651	18,451
BB&T Corp. 3.95% 3/22/22	1,805	1,854
Capital One Bank NA 1.15% 11/21/16	4,351	4,356
Comerica Bank 5.7% 6/1/14	613	620
Comerica, Inc. 4.8% 5/1/15	1,223	1,278
Credit Suisse AG 6% 2/15/18	17,158	19,862
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,633
Discover Bank:
4.2% 8/8/23	4,416	4,532
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
7% 4/15/20	$ 4,144	$ 4,926
8.7% 11/18/19	745	939
Fifth Third Bancorp:
3.5% 3/15/22	638	643
4.5% 6/1/18	584	638
5.45% 1/15/17	4,032	4,476
Fifth Third Bank 1.15% 11/18/16	12,566	12,626
HBOS PLC 6.75% 5/21/18 (g)	560	638
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,031
Huntington National Bank:
1.3% 11/20/16	4,131	4,153
2.2% 4/1/19	3,200	3,197
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,746
3.125% 1/15/16	20,275	20,807
KeyBank NA:
5.45% 3/3/16	3,278	3,575
5.8% 7/1/14	9,872	10,042
KeyCorp. 5.1% 3/24/21	628	705
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,572
5% 1/17/17	10,492	11,402
Regions Bank:
6.45% 6/26/37	12,100	13,393
7.5% 5/15/18	10,717	12,760
Regions Financial Corp.:
2% 5/15/18	7,953	7,833
5.75% 6/15/15	1,528	1,615
7.75% 11/10/14	7,190	7,541
Royal Bank of Scotland Group PLC:
6% 12/19/23	8,349	8,597
6.1% 6/10/23	8,213	8,527
6.125% 12/15/22	39,429	41,389
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,500	6,537
2.45% 1/10/19	7,500	7,617
SunTrust Banks, Inc.:
2.35% 11/1/18	3,112	3,139
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.: - continued
3.5% 1/20/17	$ 4,862	$ 5,155
UnionBanCal Corp. 3.5% 6/18/22	969	987
Wachovia Bank NA 6% 11/15/17	8,083	9,364
Wells Fargo & Co. 4.48% 1/16/24	6,481	6,783
		316,338
Consumer Finance - 0.6%
American Express Credit Corp.:
1.3% 7/29/16	6,246	6,311
2.8% 9/19/16	626	655
Discover Financial Services:
3.85% 11/21/22	2,701	2,665
5.2% 4/27/22	2,488	2,680
6.45% 6/12/17	13,316	15,093
Ford Motor Credit Co. LLC:
1.5% 1/17/17	4,067	4,072
2.5% 1/15/16	16,000	16,447
2.875% 10/1/18	11,000	11,292
3% 6/12/17	6,246	6,504
4.375% 8/6/23	15,332	15,895
General Electric Capital Corp.:
1.5% 7/12/16	23,000	23,390
2.3% 1/14/19	28,210	28,705
4.625% 1/7/21	849	942
HSBC U.S.A., Inc. 2.625% 9/24/18	3,192	3,280
Hyundai Capital America:
1.45% 2/6/17 (g)	6,312	6,309
1.625% 10/2/15 (g)	2,131	2,153
1.875% 8/9/16 (g)	1,605	1,629
2.125% 10/2/17 (g)	2,357	2,382
2.55% 2/6/19 (g)	6,671	6,711
2.875% 8/9/18 (g)	2,848	2,918
		160,033
Diversified Financial Services - 0.8%
Bank of America Corp.:
1.35% 11/21/16	5,398	5,409
2.6% 1/15/19	43,489	44,025
3.875% 3/22/17	944	1,013
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
6.5% 8/1/16	$ 1,220	$ 1,374
Barclays Bank PLC 2.5% 2/20/19	4,000	4,043
BP Capital Markets PLC:
3.814% 2/10/24	6,121	6,191
4.5% 10/1/20	1,336	1,470
4.742% 3/11/21	6,000	6,691
Citigroup, Inc.:
1.3% 11/15/16	9,663	9,688
1.7% 7/25/16	9,000	9,122
4.45% 1/10/17	15,842	17,216
4.75% 5/19/15	7,695	8,062
5.5% 9/13/25	2,487	2,682
Five Corners Funding Trust 4.419% 11/15/23 (g)	9,345	9,540
JPMorgan Chase & Co.:
2.35% 1/28/19	49,249	49,453
3.15% 7/5/16	1,641	1,725
JPMorgan Chase Bank 6% 10/1/17	2,460	2,829
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,460
TECO Finance, Inc.:
4% 3/15/16	1,828	1,939
5.15% 3/15/20	164	183
		189,115
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,346
3.8% 3/22/17	6,043	6,492
4.875% 9/15/16	2,262	2,477
4.875% 6/1/22	4,860	5,344
5.6% 10/18/16	5,560	6,181
Aon Corp.:
3.125% 5/27/16	4,743	4,961
3.5% 9/30/15	4,875	5,071
5% 9/30/20	129	145
Aon PLC 4.45% 5/24/43	7,000	6,643
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	469
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	2,508	2,583
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
4% 10/15/17	$ 1,308	$ 1,415
5.125% 4/15/22	1,066	1,191
5.375% 3/15/17	685	763
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,481
5% 6/1/21 (g)	8,525	9,108
6.5% 3/15/35 (g)	1,315	1,507
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,078
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	3,898
MetLife, Inc. 6.75% 6/1/16	5,158	5,826
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	7,500	7,468
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	5,886
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,780
Pacific LifeCorp:
5.125% 1/30/43 (g)	7,709	7,527
6% 2/10/20 (g)	9,721	11,073
Prudential Financial, Inc.:
2.3% 8/15/18	888	897
4.5% 11/16/21	1,764	1,928
7.375% 6/15/19	2,520	3,135
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	8,984
Unum Group:
5.625% 9/15/20	3,860	4,302
5.75% 8/15/42	8,065	8,676
7.125% 9/30/16	2,076	2,373
		161,008
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	2,035	2,109
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,686
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,898
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,120
BRE Properties, Inc. 5.5% 3/15/17	3,921	4,337
Camden Property Trust:
2.95% 12/15/22	2,417	2,278
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 5,167	$ 5,288
Developers Diversified Realty Corp.:
4.625% 7/15/22	4,470	4,692
4.75% 4/15/18	6,131	6,674
7.5% 4/1/17	6,446	7,506
9.625% 3/15/16	1,851	2,151
Duke Realty LP:
3.625% 4/15/23	3,152	3,006
3.875% 10/15/22	5,452	5,342
4.375% 6/15/22	3,753	3,835
5.5% 3/1/16	3,075	3,332
6.75% 3/15/20	1,339	1,576
8.25% 8/15/19	2,643	3,309
Equity One, Inc.:
3.75% 11/15/22	8,200	7,878
5.375% 10/15/15	948	1,013
6% 9/15/17	876	982
6.25% 1/15/17	663	740
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,299
6.2% 1/15/17	501	566
HCP, Inc.:
3.15% 8/1/22	7,000	6,683
3.75% 2/1/16	3,426	3,613
4.25% 11/15/23	5,582	5,711
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,621
4.125% 4/1/19	13,700	14,625
4.7% 9/15/17	843	927
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,795
6.25% 6/15/17	996	1,078
6.65% 1/15/18	676	744
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,140	1,182
Simon Property Group LP:
2.2% 2/1/19	5,936	5,960
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
2.8% 1/30/17	$ 82	$ 86
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,165
		127,807
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	8,775	9,241
4.25% 7/15/22	2,970	2,959
6.125% 4/15/20	2,611	2,974
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,140
4.95% 4/15/18	3,461	3,749
5.7% 5/1/17	309	340
6% 4/1/16	2,770	3,016
7.5% 5/15/15	776	835
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,791
5.25% 3/15/21	4,138	4,373
ERP Operating LP 5.75% 6/15/17	2,042	2,319
Liberty Property LP:
3.375% 6/15/23	3,313	3,121
4.125% 6/15/22	3,219	3,261
4.75% 10/1/20	8,747	9,368
5.125% 3/2/15	1,672	1,741
5.5% 12/15/16	2,529	2,793
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,608
3.15% 5/15/23	7,438	6,686
4.5% 4/18/22	2,016	2,042
7.75% 8/15/19	2,476	2,981
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,262
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,291
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,812	2,935
5.7% 4/15/17 (g)	4,226	4,585
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,124
Regency Centers LP:
4.95% 4/15/14	494	496
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.25% 8/1/15	$ 3,893	$ 4,116
5.875% 6/15/17	1,771	1,983
Tanger Properties LP:
3.875% 12/1/23	2,716	2,718
6.125% 6/1/20	9,597	11,238
Ventas Realty LP 1.55% 9/26/16	1,068	1,080
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,065
4% 4/30/19	1,999	2,138
		117,369
TOTAL FINANCIALS		1,235,208
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,900
5.15% 11/15/41	17,224	18,039
		19,939
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	3,213	3,033
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,597
6.3% 8/15/14	2,925	2,999
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,971
4.75% 11/15/21	17,355	18,862
Express Scripts, Inc. 3.125% 5/15/16	332	347
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,281
4.125% 9/15/20	5,031	5,361
WellPoint, Inc. 1.875% 1/15/18	195	195
		38,646
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,745
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19	$ 1,100	$ 1,102
4.15% 2/1/24	1,690	1,738
		4,585
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,517
Mylan, Inc. 1.35% 11/29/16	2,039	2,048
Perrigo Co. PLC:
1.3% 11/8/16 (g)	1,664	1,666
2.3% 11/8/18 (g)	1,780	1,783
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,149
Zoetis, Inc.:
1.875% 2/1/18	992	995
3.25% 2/1/23	2,418	2,333
		17,491
TOTAL HEALTH CARE		80,661
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	2,021	2,042
6.375% 6/1/19 (g)	5,000	5,854
		7,896
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (g)	12,130	13,003
Continental Airlines, Inc.:
6.648% 3/15/19	2,838	3,001
6.9% 7/2/19	824	893
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,936	2,071
8.36% 1/20/19	1,508	1,681
		20,649
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	11,393
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
4.45% 3/15/43	$ 6,000	$ 5,732
5.05% 3/1/41	8,624	9,036
Norfolk Southern Corp. 3.85% 1/15/24	6,230	6,378
		32,539
TOTAL INDUSTRIALS		61,084
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	190
2.375% 12/17/18	1,262	1,257
6.55% 10/1/17	1,119	1,300
		2,747
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	155	159
Xerox Corp.:
1.0559% 5/16/14 (m)	10,110	10,120
2.95% 3/15/17	1,143	1,197
4.25% 2/15/15	1,302	1,346
		12,822
TOTAL INFORMATION TECHNOLOGY		15,569
MATERIALS - 0.1%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	3,459	3,433
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,431
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	3,112	3,136
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	$ 8,722	$ 8,788
4.5% 8/13/23 (g)	8,000	8,293
		20,217
TOTAL MATERIALS		27,081
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.375% 11/27/18	6,500	6,580
2.4% 8/15/16	355	367
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	75
CenturyLink, Inc.:
5.15% 6/15/17	487	522
6% 4/1/17	3,467	3,831
6.15% 9/15/19	4,463	4,798
Embarq Corp.:
7.082% 6/1/16	4,190	4,692
7.995% 6/1/36	30,501	32,513
Verizon Communications, Inc.:
2.5% 9/15/16	80,969	84,032
3.65% 9/14/18	30,250	32,237
6.25% 4/1/37	4,611	5,356
6.4% 9/15/33	6,073	7,223
6.55% 9/15/43	61,223	74,966
		257,192
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	383
3.625% 3/30/15	3,102	3,195
		3,578
TOTAL TELECOMMUNICATION SERVICES		260,770
UTILITIES - 0.9%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,755
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 2,632	$ 2,632
2.95% 12/15/22	2,492	2,388
Duke Capital LLC 5.668% 8/15/14	3,457	3,536
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,310
6.4% 9/15/20 (g)	11,856	13,854
Edison International 3.75% 9/15/17	4,499	4,825
FirstEnergy Corp.:
2.75% 3/15/18	5,228	5,270
4.25% 3/15/23	18,648	18,299
7.375% 11/15/31	32,500	37,425
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,374
Indiana Michigan Power Co. 3.2% 3/15/23	5,866	5,684
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,353
3.75% 11/15/20	1,034	1,075
Monongahela Power Co. 4.1% 4/15/24 (g)	2,238	2,316
Nevada Power Co. 6.5% 8/1/18	2,642	3,148
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	621
Northeast Utilities:
1.45% 5/1/18	1,676	1,640
2.8% 5/1/23	7,613	7,179
NV Energy, Inc. 6.25% 11/15/20	1,957	2,309
Pennsylvania Electric Co. 6.05% 9/1/17	618	687
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,390
PPL Capital Funding, Inc. 3.4% 6/1/23	3,630	3,500
Progress Energy, Inc. 4.4% 1/15/21	405	436
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,461
		156,467
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	403
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,621
		3,024
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,779
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	$ 333	$ 386
Dominion Resources, Inc.:
1.95% 8/15/16	246	252
2.5469% 9/30/66 (m)	17,454	16,120
7.5% 6/30/66 (m)	5,485	5,951
MidAmerican Energy Holdings, Co.:
2% 11/15/18 (g)	6,853	6,825
6.5% 9/15/37	3,287	4,105
National Grid PLC 6.3% 8/1/16	973	1,092
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,107
5.25% 9/15/17	1,414	1,584
5.4% 7/15/14	7,266	7,392
5.45% 9/15/20	6,455	7,329
6.4% 3/15/18	3,029	3,541
6.8% 1/15/19	4,065	4,864
PG&E Corp. 2.4% 3/1/19	931	933
Puget Energy, Inc. 6% 9/1/21	813	938
Sempra Energy:
2% 3/15/14	2,355	2,356
2.875% 10/1/22	6,192	5,892
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	4,882	4,992
		77,659
TOTAL UTILITIES		238,929
TOTAL NONCONVERTIBLE BONDS		2,463,526
TOTAL CORPORATE BONDS (Cost $2,367,403)		2,465,203
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/17/14 to 5/29/14 (j)	12,870	12,869
U.S. Treasury Bonds:
3.625% 2/15/44	10,440	10,505
3.75% 11/15/43 (l)	96,425	99,318
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes:
0.375% 1/31/16 (f)	$ 377,129	$ 377,659
1.5% 1/31/19 (f)(k)	838,978	839,359
2.75% 11/15/23	39,112	39,528
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,371,052)		1,379,238
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.6%
2.303% 6/1/36 (m)	156	164
2.5% 5/1/28 to 11/1/28	6,474	6,518
2.5% 3/1/29 (i)	8,400	8,442
2.5% 3/1/29 (i)	12,300	12,361
2.5% 3/1/44 (i)	2,200	2,045
2.5% 3/1/44 (i)	1,000	930
2.643% 7/1/37 (m)	339	360
3% 10/1/42 to 10/1/43	77,679	75,540
3% 3/1/44 (i)	10,300	10,003
3% 3/1/44 (i)	3,300	3,205
3% 3/1/44 (i)	3,300	3,205
3.5% 1/1/34 to 1/1/44	246,695	247,366
3.5% 3/1/44 (i)	47,200	47,841
3.5% 3/1/44 (i)	5,400	5,473
3.5% 3/1/44 (i)	5,400	5,473
3.5% 3/1/44 (i)	15,000	15,204
4% 2/1/35 to 1/1/44	38,199	40,121
4% 3/1/44 (i)	5,000	5,240
4% 3/1/44 (i)	7,300	7,650
4% 3/1/44 (i)	6,200	6,497
4% 3/1/44 (i)	17,700	18,549
4% 3/1/44 (i)	3,300	3,458
4.5% 12/1/23 to 7/1/41	7,161	7,700
4.5% 3/1/44 (i)	33,800	36,302
4.5% 3/1/44 (i)	12,200	13,103
5% 3/1/44 (i)	27,800	30,448
5% 3/1/44 (i)	2,500	2,738
5.5% 9/1/24	3,617	3,938
5.5% 3/1/44 (i)	17,750	19,585
5.5% 3/1/44 (i)	6,700	7,393
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 6/1/35 to 8/1/37	$ 6,537	$ 7,295
6.5% 7/1/32 to 8/1/36	1,270	1,437
TOTAL FANNIE MAE		655,584
Freddie Mac - 0.1%
3.064% 10/1/35 (m)	211	224
3.5% 6/1/42 to 10/1/43	17,368	17,382
4% 6/1/24 to 9/1/25	1,779	1,898
4.5% 7/1/25 to 12/1/40	752	806
5% 3/1/19	1,825	1,933
5.5% 1/1/34 to 3/1/40	1,374	1,517
6% 7/1/37 to 8/1/37	458	508
6.5% 3/1/36	920	1,053
TOTAL FREDDIE MAC		25,321
Ginnie Mae - 0.1%
4% 3/1/44 (i)	10,600	11,239
4% 3/1/44 (i)	3,000	3,181
4% 3/1/44 (i)	3,700	3,923
5% 3/1/44 (i)	1,600	1,758
5.5% 12/15/31 to 1/15/39	3,169	3,555
6% 2/15/34	7,266	8,367
TOTAL GINNIE MAE		32,023
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $711,202)		712,928
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (m)	729	646
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (m)	348	323
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,445
Class D, 3.31% 10/8/19	880	915
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (m)	65	59
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 0.9805% 4/25/34 (m)	$ 99	$ 53
Series 2005-R2 Class M1, 0.6055% 4/25/35 (m)	1,158	1,146
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (m)	53	49
Series 2004-W11 Class M2, 1.2055% 11/25/34 (m)	616	558
Series 2004-W7 Class M1, 0.9805% 5/25/34 (m)	1,600	1,475
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (m)	1,333	416
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (m)	2,206	2,065
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (m)	30	0*
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (g)(m)	165	66
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (m)	1,978	1,144
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	987	988
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (m)	101	79
Series 2004-4 Class M2, 0.9505% 6/25/34 (m)	451	425
Series 2004-7 Class AF5, 5.37% 1/25/35	2,294	2,415
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (m)	43	39
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (m)	319	254
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (m)	17	15
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (m)	1,041	851
Class M4, 1.1755% 1/25/35 (m)	381	152
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (g)(m)	3,122	2,595
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (g)(m)	63	60
Series 2006-2A:
Class A, 0.3345% 11/15/34 (g)(m)	1,102	1,011
Class B, 0.4345% 11/15/34 (g)(m)	398	337
Class C, 0.5345% 11/15/34 (g)(m)	661	557
Class D, 0.9045% 11/15/34 (g)(m)	251	210
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (g)(m)	738	738
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (m)	323	309
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.4455% 8/25/33 (m)	$ 588	$ 550
Series 2003-5 Class A2, 0.8555% 12/25/33 (m)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (m)	1,642	811
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (m)	3,185	158
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (m)	1,475	1,455
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (m)	346	342
Series 2006-A Class 2C, 1.3959% 3/27/42 (m)	2,909	460
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (m)	527	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (m)	137	118
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (m)	506	434
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (m)	818	796
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (m)	2,339	2,221
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (m)	63	63
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (m)	439	405
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (m)	268	129
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (m)	1,566	1,313
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (e)(g)(m)	621	0
Series 2006-1A Class A, 1.554% 3/20/11 (e)(g)(m)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (m)	585	523
Class M4, 1.6055% 9/25/34 (m)	750	422
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (m)	1,620	1,331
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (m)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (m)	1,115	940
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (m)	1,135	980
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (m)	56	39
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (m)	$ 32	$ 30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (g)(m)	2,206	496
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (g)(m)	1,964	1,899
TOTAL ASSET-BACKED SECURITIES (Cost $28,216)		37,353
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (m)	1,559	1,542
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	3,781	3,687
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (m)	775	779
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.224% 12/20/54 (g)(m)	5,731	5,665
Class A5, 0.294% 12/20/54 (g)(m)	4,616	4,568
Series 2006-2 Class A4, 0.234% 12/20/54 (m)	1,710	1,691
Series 2006-3:
Class A3, 0.234% 12/20/54 (m)	823	814
Class A7, 0.354% 12/20/54 (m)	895	886
Class M2, 0.714% 12/20/54 (m)	5,460	5,204
Series 2006-4:
Class A4, 0.254% 12/20/54 (m)	2,625	2,596
Class B1, 0.334% 12/20/54 (m)	4,556	4,431
Class M1, 0.494% 12/20/54 (m)	1,198	1,140
Series 2007-1:
Class 1B1, 0.294% 12/20/54 (m)	5,806	5,610
Class 1M1, 0.454% 12/20/54 (m)	1,611	1,536
Class 2A1, 0.294% 12/20/54 (m)	2,060	2,038
Class 2M1, 0.654% 12/20/54 (m)	2,067	1,969
Series 2007-2:
Class 1B1, 0.3145% 12/17/54 (m)	767	742
Class 2C1, 1.0145% 12/17/54 (m)	2,864	2,697
Class 3A1, 0.3345% 12/17/54 (m)	367	364
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
sequential payer Series 2006-3 Class B2, 0.494% 12/20/54 (m)	$ 5,461	$ 5,290
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (m)	472	468
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (m)	1,462	1,234
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (m)	605	461
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (m)	1,091	990
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (m)	1,587	1,518
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (g)(m)	648	596
Class B6, 3.0065% 7/10/35 (g)(m)	138	128
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (m)	31	30
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (m)	186	186
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.358% 9/25/36 (m)	2,430	2,140
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7955% 9/25/43 (m)	2,924	2,782
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,789)		63,782
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (m)(o)	471	12
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (m)	581	596
Series 2006-3 Class A4, 5.889% 7/10/44	739	802
Series 2006-5 Class A2, 5.317% 9/10/47	3,112	3,132
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,697
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	4,082	4,201
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	94
Series 2007-3:
Class A3, 5.6195% 6/10/49 (m)	2,176	2,176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A4, 5.6195% 6/10/49 (m)	$ 2,739	$ 3,040
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,718	5,099
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (g)(m)	48	39
Series 2005-3A:
Class A2, 0.5555% 11/25/35 (g)(m)	420	363
Class M1, 0.5955% 11/25/35 (g)(m)	55	39
Class M2, 0.6455% 11/25/35 (g)(m)	70	50
Class M3, 0.6655% 11/25/35 (g)(m)	63	44
Class M4, 0.7555% 11/25/35 (g)(m)	78	52
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (g)(m)	1,089	907
Class B1, 1.5555% 1/25/36 (g)(m)	90	18
Class M1, 0.6055% 1/25/36 (g)(m)	351	197
Class M2, 0.6255% 1/25/36 (g)(m)	105	56
Class M3, 0.6555% 1/25/36 (g)(m)	154	80
Class M4, 0.7655% 1/25/36 (g)(m)	85	42
Class M5, 0.8055% 1/25/36 (g)(m)	85	30
Class M6, 0.8555% 1/25/36 (g)(m)	90	27
Series 2006-1:
Class A2, 0.5155% 4/25/36 (g)(m)	173	152
Class M1, 0.5355% 4/25/36 (g)(m)	62	44
Class M2, 0.5555% 4/25/36 (g)(m)	66	45
Class M3, 0.5755% 4/25/36 (g)(m)	56	36
Class M4, 0.6755% 4/25/36 (g)(m)	32	20
Class M5, 0.7155% 4/25/36 (g)(m)	31	19
Class M6, 0.7955% 4/25/36 (g)(m)	62	33
Series 2006-2A:
Class M1, 0.4655% 7/25/36 (g)(m)	157	108
Class M2, 0.4855% 7/25/36 (g)(m)	111	74
Class M3, 0.5055% 7/25/36 (g)(m)	92	61
Class M4, 0.5755% 7/25/36 (g)(m)	62	37
Class M5, 0.6255% 7/25/36 (g)(m)	76	34
Series 2006-3A Class M4, 0.5855% 10/25/36 (g)(m)	96	14
Series 2006-4A:
Class A2, 0.4255% 12/25/36 (g)(m)	3,296	2,490
Class M1, 0.4455% 12/25/36 (g)(m)	220	149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.4655% 12/25/36 (g)(m)	$ 146	$ 63
Class M3, 0.4955% 12/25/36 (g)(m)	147	47
Series 2007-1 Class A2, 0.4255% 3/25/37 (g)(m)	690	481
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (g)(m)	690	558
Class A2, 0.4755% 7/25/37 (g)(m)	647	444
Class M1, 0.5255% 7/25/37 (g)(m)	226	72
Class M2, 0.5655% 7/25/37 (g)(m)	124	20
Class M3, 0.6455% 7/25/37 (g)(m)	126	11
Class M4, 0.8055% 7/25/37 (g)(m)	117	4
Series 2007-3:
Class A2, 0.4455% 7/25/37 (g)(m)	669	468
Class M1, 0.4655% 7/25/37 (g)(m)	133	85
Class M2, 0.4955% 7/25/37 (g)(m)	142	81
Class M3, 0.5255% 7/25/37 (g)(m)	223	98
Class M4, 0.6555% 7/25/37 (g)(m)	351	85
Class M5, 0.7555% 7/25/37 (g)(m)	184	31
Class M6, 0.9555% 7/25/37 (g)(m)	43	0
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (g)(m)	266	31
Class M2, 1.2055% 9/25/37 (g)(m)	266	17
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(o)	1,683	67
Series 2006-3A, Class IO, 0% 10/25/36 (g)(m)(o)	21,195	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(m)(o)	4,417	271
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (g)(m)	529	518
Class F, 0.5045% 3/15/22 (g)(m)	2,081	1,977
Class G, 0.5545% 3/15/22 (g)(m)	534	491
Class H, 0.7045% 3/15/22 (g)(m)	653	581
Class J, 0.8545% 3/15/22 (g)(m)	653	568
sequential payer:
Series 2007-PW16:
Class A4, 5.7058% 6/11/40 (m)	769	867
Class AAB, 5.7058% 6/11/40 (m)	4,264	4,419
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,583
Series 2006-T22 Class A4, 5.5801% 4/12/38 (m)	163	175
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (g)(m)(o)	66,684	454
Series 2007-T28 Class X2, 0.1573% 9/11/42 (g)(m)(o)	40,940	132
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (g)(m)	$ 561	$ 541
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (g)(m)(o)	2,809	38
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7071% 12/10/49 (m)	4,371	4,894
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,306
Class A4, 5.322% 12/11/49	19,611	21,646
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	1,430
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (g)(m)	138	138
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (g)(m)	456	454
sequential payer Series 2007-C9 Class A4, 5.7997% 12/10/49 (m)	2,907	3,288
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,488	1,620
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)	25	25
Series 2007-C3 Class A4, 5.6783% 6/15/39 (m)	510	558
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	1,322
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (g)(m)	4,688	4,422
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (m)(o)	93	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (g)(m)(o)	7	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (g)(m)	1,351	1,340
0.4245% 2/15/22 (g)(m)	731	722
Class F, 0.4745% 2/15/22 (g)(m)	1,462	1,431
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (m)(o)	16,196	0*
Class B, 5.487% 2/15/40 (g)(m)	2,009	280
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (g)(m)	1,416	1,415
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Extended Stay America Trust floater Series 2013-ESFL: - continued
Class A2FL, 0.8571% 12/5/31 (g)(m)	$ 1,520	$ 1,513
Class BFL, 1.2571% 12/5/31 (g)(m)	5,610	5,622
Class CFL, 1.6571% 12/5/31 (g)(m)	3,980	3,993
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,746
Series 2001-1 Class X1, 1.7244% 5/15/33 (g)(m)(o)	268	6
Series 2007-C1 Class XP, 0.1602% 12/10/49 (m)(o)	17,078	7
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (g)(m)	494	491
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	37,364
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (g)(m)(o)	19,487	38
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	173	173
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	3,006	3,289
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,380	1,401
Class DFX, 4.4065% 11/5/30 (g)	9,895	10,105
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (g)(m)	563	551
Class C, 0.3645% 11/15/18 (g)(m)	400	389
Class D, 0.3845% 11/15/18 (g)(m)	178	169
Class E, 0.4345% 11/15/18 (g)(m)	255	243
Class F, 0.4845% 11/15/18 (g)(m)	383	364
Class G, 0.5145% 11/15/18 (g)(m)	332	314
Class H, 0.6545% 11/15/18 (g)(m)	255	239
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	73	73
Class A4, 5.429% 12/12/43	8,980	9,706
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,437	12,473
Class A4, 5.399% 5/15/45	830	903
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,253	12,350
Series 2007-CB18 Class A4, 5.44% 6/12/47	700	771
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (m)	$ 4,648	$ 5,189
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (m)	1,203	1,210
Class A4, 5.8134% 6/15/49 (m)	34,884	38,904
Series 2007-LDPX Class A3, 5.42% 1/15/49	18,477	20,429
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (m)	1,390	1,519
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (m)	112	36
Class C, 5.7093% 2/12/49 (m)	294	62
Class D, 5.7093% 2/12/49 (m)	309	57
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	108	19
Class ES, 5.7261% 1/15/49 (g)(m)	679	32
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (m)	1,054	1,183
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	648
Series 2006-C7 Class A2, 5.3% 11/15/38	678	703
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,494
Series 2007-C2 Class A3, 5.43% 2/15/40	2,415	2,670
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,632	1,760
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,985	3,403
Class XCP, 0.2771% 9/15/45 (m)(o)	76,640	189
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (g)(m)	291	289
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (g)(m)	1,143	1,027
Series 2007-C1 Class A4, 5.8409% 6/12/50 (m)	4,974	5,598
Series 2008-C1 Class A4, 5.69% 2/12/51	2,766	3,098
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (m)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	565	581
Series 2007-5:
Class A4, 5.378% 8/12/48	8,380	9,134
Class B, 5.479% 8/12/48	3,942	1,631
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	$ 10,897	$ 12,065
Series 2007-7 Class A4, 5.7439% 6/12/50 (m)	4,599	5,131
Series 2006-4 Class XP, 0.618% 12/12/49 (m)(o)	17,997	96
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	315
Series 2007-7 Class B, 5.7439% 6/12/50 (m)	114	5
Series 2007-8 Class A3, 5.8943% 8/12/49 (m)	1,133	1,274
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (g)(m)	393	295
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (g)(m)	754	732
Class D, 0.345% 10/15/20 (g)(m)	732	708
Class E, 0.405% 10/15/20 (g)(m)	916	880
Class F, 0.455% 10/15/20 (g)(m)	550	523
Class G, 0.495% 10/15/20 (g)(m)	680	651
Class H, 0.585% 10/15/20 (g)(m)	428	395
Class J, 0.735% 10/15/20 (g)(m)	247	107
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	151	154
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (m)	340	364
Series 2006-T23 Class A3, 5.8071% 8/12/41 (m)	671	679
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	10,971	12,159
Class AAB, 5.654% 4/15/49	2,280	2,369
Class B, 5.7406% 4/15/49 (m)	323	68
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	71
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (g)(m)	1,571	1,561
Class G, 0.5145% 9/15/21 (g)(m)	1,953	1,914
Class J, 0.7545% 9/15/21 (g)(m)	434	382
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (g)(m)	4,581	4,180
Class LXR1, 0.8545% 6/15/20 (g)(m)	162	153
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,789
Series 2007-C31 Class A4, 5.509% 4/15/47	38,680	42,251
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (m)	24,570	27,111
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A5, 5.9216% 2/15/51 (m)	$ 870	$ 981
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,355
Series 2005-C22:
Class B, 5.3811% 12/15/44 (m)	2,914	2,861
Class F, 5.3811% 12/15/44 (g)(m)	2,191	526
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	7,752
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)	12,143	13,275
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	3,942	3,580
Class D, 5.513% 12/15/43 (m)	2,102	1,368
Class XP, 0.4783% 12/15/43 (g)(m)(o)	9,996	2
Series 2007-C31 Class C, 5.672% 4/15/47 (m)	361	299
Series 2007-C31A Class A2, 5.421% 4/15/47	3,943	3,944
Series 2007-C32:
Class D, 5.7499% 6/15/49 (m)	987	446
Class E, 5.7499% 6/15/49 (m)	1,556	526
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $438,921)		485,198
Municipal Securities - 1.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	2,300	2,345
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,688
7.3% 10/1/39	18,960	25,512
7.5% 4/1/34	8,780	11,915
7.55% 4/1/39	15,130	21,032
7.6% 11/1/40	24,550	34,610
7.625% 3/1/40	2,920	4,073
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,422
Series 2010 C1, 7.781% 1/1/35	7,055	8,394
Series 2012 B, 5.432% 1/1/42	1,845	1,641
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	38,548
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	42,555	41,826
Series 2010, 4.421% 1/1/15	5,980	6,165
Series 2010-1, 6.63% 2/1/35	17,960	19,852
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-3:
5.547% 4/1/19	$ 185	$ 203
6.725% 4/1/35	8,580	9,556
7.35% 7/1/35	5,140	6,006
Series 2011:
4.961% 3/1/16	580	616
5.665% 3/1/18	7,395	8,206
5.877% 3/1/19	17,085	19,170
Series 2013:
1.28% 12/1/15	4,975	5,011
4% 12/1/20	7,040	7,062
TOTAL MUNICIPAL SECURITIES (Cost $268,490)		274,853
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	6,350	6,469
5.75% 9/26/23 (g)	5,809	5,918
Brazilian Federative Republic:
4.25% 1/7/25	12,300	11,839
5.625% 1/7/41	6,113	6,006
Italian Republic:
3.125% 1/26/15	10,287	10,493
4.5% 1/21/15	7,717	7,967
4.75% 1/25/16	7,716	8,229
5.375% 6/12/17	4,630	5,092
Russian Federation 3.25% 4/4/17 (g)	800	837
United Mexican States:
3.5% 1/21/21	6,500	6,581
4% 10/2/23	14,090	14,266
4.75% 3/8/44	6,152	5,737
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,944)		89,434
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $964)	951	987
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(m) (Cost $1,359)	$ 1,204	$ 1,316
Fixed-Income Funds - 6.3%
	Shares
Fidelity High Income Central Fund 2 (n)	5,917,450	704,058
Fidelity Mortgage Backed Securities Central Fund (n)	8,468,128	907,191
TOTAL FIXED-INCOME FUNDS (Cost $1,463,078)		1,611,249
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.10% (b)	767,836,065	767,836
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(d)	49,876,200	49,876
TOTAL MONEY MARKET FUNDS (Cost $817,712)		817,712
Cash Equivalents - 2.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (c) (Cost $712,840)	$ 712,843	712,840
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $21,604,685)		26,508,229
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(1,045,638)
NET ASSETS - 100%		$ 25,462,591
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/44	$ (20,000)	$ (19,425)
3% 3/1/44	(3,300)	(3,205)
3.5% 3/1/44	(5,400)	(5,473)
3.5% 3/1/44	(5,400)	(5,473)
3.5% 3/1/44	(6,600)	(6,690)
4% 3/1/44	(5,700)	(5,973)
4% 3/1/44	(8,300)	(8,698)
4% 3/1/44	(3,700)	(3,877)
TOTAL TBA SALE COMMITMENTS (Proceeds $58,481)		$ (58,814)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,363 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 219,475	$ 9,128

The face value of futures purchased as a percentage of net assets is 0.9%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	$ 1,199	$ (1,111)	$ 0	$ (1,111)
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	1,366	(1,265)	0	(1,265)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,741	(1,613)	0	(1,613)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,418	(1,314)	0	(1,314)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	188	(174)	0	(174)
Swaps - continued
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	$ 1,418	$ (1,314)	$ 0	$ (1,314)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	225	(218)	0	(218)
TOTAL CREDIT DEFAULT SWAPS						$ (7,009)	$ 0	$ (7,009)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $410,426,000 or 1.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,879,000.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $10,173,000.

(l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $24,000.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,881,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
Xero Ltd.	10/14/13	$ 7,124
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$712,840,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 706,594
Mizuho Securities USA, Inc.	6,246
$ 712,840
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 310
Fidelity High Income Central Fund 2	20,766
Fidelity Mortgage Backed Securities Central Fund	12,990
Fidelity Securities Lending Cash Central Fund	134
Total	$ 34,200
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 656,337	$ 20,767	$ -	$ 704,058	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,402,181	12,990	530,217	907,191	8.9%
Total	$ 2,058,518	$ 33,757	$ 530,217	$ 1,611,249
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,109,721	$ 2,094,267	$ -	$ 15,454
Consumer Staples	1,741,030	1,693,848	47,182	-
Energy	1,757,393	1,757,393	-	-
Financials	2,874,441	2,818,034	56,407	-
Health Care	2,540,772	2,425,561	115,211	-
Industrials	1,863,859	1,863,859	-	-
Information Technology	3,316,329	3,293,032	19,064	4,233
Materials	683,922	683,922	-	-
Telecommunication Services	403,096	340,643	62,453	-
Utilities	565,573	565,573	-	-
Corporate Bonds	2,465,203	-	2,465,203	-
U.S. Government and Government Agency Obligations	1,379,238	-	1,379,238	-
U.S. Government Agency - Mortgage Securities	712,928	-	712,928	-
Asset-Backed Securities	37,353	-	34,101	3,252
Collateralized Mortgage Obligations	63,782	-	63,058	724
Commercial Mortgage Securities	485,198	-	483,860	1,338
Municipal Securities	274,853	-	274,853	-
Foreign Government and Government Agency Obligations	89,434	-	89,434	-
Bank Notes	987	-	987	-
Preferred Securities	1,316	-	1,316	-
Fixed-Income Funds	1,611,249	1,611,249	-	-
Money Market Funds	817,712	817,712	-	-
Cash Equivalents	712,840	-	712,840	-
Total Investments in Securities:	$ 26,508,229	$ 19,965,093	$ 6,518,135	$ 25,001
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 9,128	$ 9,128	$ -	$ -
Liabilities
Swaps	$ (7,009)	$ -	$ (7,009)	$ -
Total Derivative Instruments:	$ 2,119	$ 9,128	$ (7,009)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (58,814)	$ -	$ (58,814)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (7,009)
Equity Risk
Futures Contracts (a)	9,128	-
Total Value of Derivatives	$ 9,128	$ (7,009)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	11.9%
AAA,AA,A	4.3%
BBB	8.0%
BB	0.9%
B	1.7%
CCC,CC,C	0.6%
D	0.0%*
Not Rated	0.4%
Equities	70.3%
Short-Term Investments and Net Other Assets	1.9%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
United Kingdom	2.2%
Ireland	2.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,891 and repurchase agreements of $712,840) - See accompanying schedule: Unaffiliated issuers (cost $19,323,895)	$ 24,079,268
Fidelity Central Funds (cost $2,280,790)	2,428,961
Total Investments (cost $21,604,685)		$ 26,508,229
Receivable for investments sold, regular delivery		1,231,009
Receivable for TBA sale commitments		58,481
Receivable for swaps		2
Receivable for fund shares sold		22,389
Dividends receivable		29,657
Interest receivable		39,846
Distributions receivable from Fidelity Central Funds		66
Receivable for daily variation margin for derivative instruments		437
Prepaid expenses		38
Receivable from investment adviser for expense reductions		7
Other receivables		1,483
Total assets		27,891,644

Liabilities
Payable to custodian bank	$ 1,588
Payable for investments purchased Regular delivery	1,281,683
Delayed delivery	284,519
TBA sale commitments, at value	58,814
Payable for swaps	250
Payable for fund shares redeemed	20,514
Bi-lateral OTC swaps, at value	7,009
Accrued management fee	8,320
Other affiliated payables	2,572
Other payables and accrued expenses	1,068
Collateral on securities loaned, at value	762,716
Total liabilities		2,429,053

Net Assets		$ 25,462,591
Net Assets consist of:
Paid in capital		$ 19,967,153
Undistributed net investment income		102,573
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		487,551
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,905,314
Net Assets		$ 25,462,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Balanced:Net Asset Value, offering price and redemption price per share ($18,446,696 ÷ 793,215 shares)	$ 23.26

Class K: Net Asset Value, offering price and redemption price per share ($7,015,895 ÷ 301,702 shares)	$ 23.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 142,947
Interest		91,187
Income from Fidelity Central Funds		34,200
Total income		268,334

Expenses
Management fee	$ 48,437
Transfer agent fees	14,234
Accounting and security lending fees	1,078
Custodian fees and expenses	200
Independent trustees' compensation	50
Registration fees	179
Audit	92
Legal	66
Miscellaneous	80
Total expenses before reductions	64,416
Expense reductions	(330)	64,086
Net investment income (loss)		204,248
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	988,110
Fidelity Central Funds	1,986
Foreign currency transactions	30
Futures contracts	14,159
Swaps	(3,022)
Total net realized gain (loss)		1,001,263
Change in net unrealized appreciation (depreciation) on: Investment securities	1,698,142
Assets and liabilities in foreign currencies	13
Futures contracts	7,359
Swaps	2,997
Delayed delivery commitments	(2,483)
Total change in net unrealized appreciation (depreciation)		1,706,028
Net gain (loss)		2,707,291
Net increase (decrease) in net assets resulting from operations		$ 2,911,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 204,248	$ 379,768
Net realized gain (loss)	1,001,263	1,617,924
Change in net unrealized appreciation (depreciation)	1,706,028	309,252
Net increase (decrease) in net assets resulting from operations	2,911,539	2,306,944
Distributions to shareholders from net investment income	(199,330)	(352,712)
Distributions to shareholders from net realized gain	(1,179,420)	-
Total distributions	(1,378,750)	(352,712)
Share transactions - net increase (decrease)	1,257,210	99,632
Total increase (decrease) in net assets	2,789,999	2,053,864

Net Assets
Beginning of period	22,672,592	20,618,728
End of period (including undistributed net investment income of $102,573 and undistributed net investment income of $97,655, respectively)	$ 25,462,591	$ 22,672,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Income from Investment Operations
Net investment income (loss) D	.19	.36	.37	.35	.36	.38
Net realized and unrealized gain (loss)	2.54	1.88	1.76	1.91	.88	(2.29)
Total from investment operations	2.73	2.24	2.13	2.26	1.24	(1.91)
Distributions from net investment income	(.19)	(.34)	(.35)	(.35)	(.36)	(.37)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)	(.03)
Total distributions	(1.32)	(.34)	(.35)	(.36)	(.37)	(.40)
Net asset value, end of period	$ 23.26	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return B, C	12.96%	11.32%	11.89%	13.88%	8.06%	(10.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.58%	.60%	.61%	.62%	.68%
Expenses net of fee waivers, if any	.56% A	.58%	.60%	.61%	.62%	.68%
Expenses net of all reductions	.56% A	.57%	.59%	.60%	.61%	.68%
Net investment income (loss)	1.67% A	1.72%	1.98%	1.92%	2.18%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 18,447	$ 16,342	$ 15,016	$ 15,602	$ 16,764	$ 17,225
Portfolio turnover rate F	158% A	244% H	155%	193% H	122%	198% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Income from Investment Operations
Net investment income (loss) D	.20	.39	.40	.38	.38	.40
Net realized and unrealized gain (loss)	2.53	1.87	1.76	1.90	.88	(2.29)
Total from investment operations	2.73	2.26	2.16	2.28	1.26	(1.89)
Distributions from net investment income	(.20)	(.36)	(.38)	(.38)	(.38)	(.40)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)	(.03)
Total distributions	(1.33)	(.36)	(.38)	(.38) H	(.39)	(.43)
Net asset value, end of period	$ 23.25	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return B, C	12.98%	11.45%	12.03%	14.04%	8.23%	(10.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46% A	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.77% A	1.83%	2.10%	2.05%	2.32%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7,016	$ 6,330	$ 5,603	$ 4,102	$ 2,692	$ 2,014
Portfolio turnover rate F	158% A	244% I	155%	193% I	122%	198% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,952,125
Gross unrealized depreciation	(126,066)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,826,059

Tax cost	$ 21,682,170

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (3,022)	$ 2,997
Equity Risk
Futures Contracts	14,159	7,359

Totals (a)	$ 11,137	$ 10,356

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,118,841 and $7,293,915, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 12,719.15
Class K	1,515.05
	$ 14,234

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $127 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $604. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $196. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $134 (including $2 from securities loaned to FCM).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $230 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $100.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Balanced	$ 141,852	$ 249,039
Class K	57,478	103,673
Total	$ 199,330	$ 352,712
From net realized gain
Balanced	$ 854,324	$ -
Class K	325,096	-
Total	$ 1,179,420	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Balanced
Shares sold	67,947	125,541	$ 1,530,129	$ 2,652,879
Reinvestment of distributions	43,758	11,563	956,707	238,686
Shares redeemed	(66,276)	(141,860)	(1,490,896)	(2,965,223)
Net increase (decrease)	45,429	(4,756)	$ 995,940	$ (73,658)
Class K
Shares sold	27,869	69,664	$ 626,501	$ 1,451,163
Reinvestment of distributions	17,506	5,019	382,574	103,673
Shares redeemed	(33,343)	(65,784)	(747,805)	(1,381,546)
Net increase (decrease)	12,032	8,899	$ 261,270	$ 173,290

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-K-USAN-0414
1.863053.105

Fidelity®

Puritan®

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Puritan	.56%
Actual		$ 1,000.00	$ 1,138.30	$ 2.97
Hypothetical A		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,138.40	$ 2.44
Hypothetical A		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	2.4	1.7
Apple, Inc.	2.2	2.4
Bank of America Corp.	1.5	1.6
Facebook, Inc. Class A	1.5	0.5
JPMorgan Chase & Co.	1.4	1.5
	9.0
Top Five Bond Issuers as of February 28, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.8	5.5
Fannie Mae	4.0	4.7
Freddie Mac	1.0	1.3
Ginnie Mae	0.8	1.6
Verizon Communications, Inc.	0.8	0.0
	11.4
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.1	18.1
Information Technology	15.5	13.1
Health Care	12.9	12.2
Consumer Discretionary	11.1	13.6
Industrials	8.0	5.6
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks 70.2%		Stocks 68.9%
	Bonds 27.1%		Bonds 29.6%
	Convertible Securities 0.4%		Convertible Securities 0.5%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.6%	** Foreign investments	11.2%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 70.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Delphi Automotive PLC	44,893	$ 2,989
Johnson Controls, Inc.	1,000,800	49,440
		52,429
Automobiles - 0.2%
General Motors Co.	193,833	7,017
General Motors Co.:
warrants 7/10/16 (a)	5,412	146
warrants 7/10/19 (a)	5,412	100
Motors Liquidation Co. GUC Trust (a)	28,150	883
Tesla Motors, Inc. (a)	167,700	41,055
		49,201
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	1,945	3
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	150,000	4,224
Dunkin' Brands Group, Inc.	1,148,000	59,317
Las Vegas Sands Corp.	510,100	43,486
PB Investor I LLC	9,088	17
Starbucks Corp.	1,651,300	117,176
Station Holdco LLC (a)(p)(r)	1,194,419	2,281
Station Holdco LLC:
unit (p)(r)	2,660	0*
warrants 6/15/18 (a)(p)(r)	75,658	9
Vail Resorts, Inc.	713,827	50,196
Wyndham Worldwide Corp.	1,027,300	74,870
		351,576
Household Durables - 0.2%
Lennar Corp. Class A	441,600	19,377
PulteGroup, Inc.	1,148,000	24,097
		43,474
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	400,900	145,166
HomeAway, Inc. (a)	759,400	34,834
Netflix, Inc. (a)	63,900	28,476
priceline.com, Inc. (a)	104,300	140,684
Spotify Technology SA (r)	15,765	19,198
		368,358
Media - 3.3%
CBS Corp. Class B	2,066,500	138,621
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	$ 256,790
Cumulus Media, Inc. Class A (a)	398,000	2,611
DreamWorks Animation SKG, Inc. Class A (a)	547,000	16,361
ITV PLC	10,579,000	35,767
Legend Pictures LLC (a)(p)(r)	49,141	88,601
Lions Gate Entertainment Corp.	1,339,600	41,193
Publicis Groupe SA	492,200	46,742
The Walt Disney Co.	284,190	22,965
Time Warner Cable, Inc.	486,900	68,336
Tribune Co. Class A (a)	13,773	1,092
Twenty-First Century Fox, Inc. Class A	304,728	10,221
Vertis Holdings, Inc. (a)	1,934	0
Viacom, Inc. Class B (non-vtg.)	712,500	62,508
		791,808
Specialty Retail - 1.2%
Home Depot, Inc.	2,362,400	193,788
TJX Companies, Inc.	1,513,300	93,007
		286,795
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	1,331,100	37,518
C. Wonder LLC (a)(p)(r)	619,047	19,500
lululemon athletica, Inc. (a)	537,200	27,027
Michael Kors Holdings Ltd. (a)	200,961	19,700
NIKE, Inc. Class B	1,421,300	111,288
Ralph Lauren Corp.	218,400	35,180
Tory Burch LLC (a)(p)(r)	324,840	23,111
		273,324
TOTAL CONSUMER DISCRETIONARY		2,216,968
CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Beam, Inc.	872,600	72,391
Coca-Cola Enterprises, Inc.	1,680,900	79,137
Monster Beverage Corp. (a)	975,000	72,150
The Coca-Cola Co.	1,314,200	50,202
		273,880
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	753,600	88,020
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	2,250,500	$ 164,602
Kroger Co.	2,007,600	84,199
Walgreen Co.	1,546,200	105,064
		441,885
Food Products - 0.7%
Bunge Ltd.	833,000	66,315
Green Mountain Coffee Roasters, Inc.	446,500	49,017
The Hershey Co.	239,100	25,302
WhiteWave Foods Co. (a)	746,300	21,120
		161,754
Household Products - 0.7%
Procter & Gamble Co.	2,005,100	157,721
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	922,700	63,519
L'Oreal SA	235,600	39,918
		103,437
Tobacco - 0.8%
Japan Tobacco, Inc.	3,745,100	119,280
Lorillard, Inc.	1,494,900	73,340
		192,620
TOTAL CONSUMER STAPLES		1,331,297
ENERGY - 5.1%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	675,516	35,573
Halliburton Co.	1,970,700	112,330
Noble Corp.	614,900	19,093
Ocean Rig UDW, Inc. (United States) (a)	944,200	16,439
Schlumberger Ltd.	1,700,500	158,147
		341,582
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	1,035,600	87,156
Apache Corp.	20,614	1,634
Cabot Oil & Gas Corp.	2,122,500	74,288
Chevron Corp.	1,577,900	181,979
Cimarex Energy Co.	179,500	20,770
ConocoPhillips Co.	1,674,500	111,354
EOG Resources, Inc.	697,700	132,158
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EP Energy Corp.	110,000	$ 2,049
EQT Corp.	217,900	22,289
Marathon Petroleum Corp.	423,000	35,532
Noble Energy, Inc.	337,577	23,212
Occidental Petroleum Corp.	332,658	32,108
Phillips 66 Co.	636,900	47,678
Pioneer Natural Resources Co.	138,700	27,904
Suncor Energy, Inc. (f)	424,300	13,998
The Williams Companies, Inc.	105,000	4,337
Valero Energy Corp.	1,011,100	48,513
		866,959
TOTAL ENERGY		1,208,541
FINANCIALS - 10.9%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	1,284,200	41,338
BlackRock, Inc. Class A	210,200	64,077
Carlyle Group LP	41,800	1,516
Evercore Partners, Inc. Class A	639,194	35,565
Invesco Ltd.	1,732,800	59,435
The Blackstone Group LP	2,595,500	86,560
		288,491
Commercial Banks - 2.5%
First Republic Bank	50,000	2,599
M&T Bank Corp. (f)	457,400	53,328
Prosperity Bancshares, Inc.	547,627	34,670
SunTrust Banks, Inc.	2,158,500	81,332
TCF Financial Corp.	1,258,400	20,285
U.S. Bancorp	3,095,400	127,345
Wells Fargo & Co.	6,041,940	280,467
		600,026
Consumer Finance - 1.3%
American Express Co.	1,420,800	129,691
Capital One Financial Corp.	1,592,500	116,937
Discover Financial Services	185,000	10,615
SLM Corp.	2,315,700	55,438
		312,681
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.9%
Bank of America Corp.	21,340,500	$ 352,758
Berkshire Hathaway, Inc. Class B (a)	270,200	31,284
Citigroup, Inc.	3,933,940	191,308
JPMorgan Chase & Co.	5,915,823	336,137
		911,487
Insurance - 1.5%
ACE Ltd.	1,130,600	110,652
American International Group, Inc.	541,600	26,955
MetLife, Inc.	2,501,300	126,741
The Travelers Companies, Inc.	975,000	81,744
		346,092
Real Estate Investment Trusts - 0.5%
Altisource Residential Corp. Class B	297,800	8,511
American Tower Corp.	1,203,600	98,057
		106,568
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	48,000	2,278
TOTAL FINANCIALS		2,567,623
HEALTH CARE - 12.1%
Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc.	2,068,004	58,524
Acceleron Pharma, Inc.	130,400	6,120
Actelion Ltd.	349,071	37,011
Alexion Pharmaceuticals, Inc. (a)	677,100	119,711
Amgen, Inc.	1,893,200	234,795
Biogen Idec, Inc. (a)	614,000	209,178
Cubist Pharmaceuticals, Inc. (a)	470,200	37,390
Cubist Pharmaceuticals, Inc. rights (a)	635,000	464
Dicerna Pharmaceuticals, Inc.	239,000	8,776
Genmab A/S (a)	466,200	21,057
Geron Corp. (a)	3,141,000	14,935
Gilead Sciences, Inc. (a)	2,715,300	224,800
Grifols SA ADR	2,138,380	89,983
Macrogenics, Inc.	226,200	7,917
Medivation, Inc. (a)	373,400	26,851
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)	918,100	$ 16,186
XOMA Corp. (a)	1,530,200	12,792
		1,126,490
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	10,624,700	139,184
The Cooper Companies, Inc.	268,959	34,483
		173,667
Health Care Providers & Services - 1.2%
Cigna Corp.	566,400	45,080
Express Scripts Holding Co. (a)	38,400	2,892
HCA Holdings, Inc. (a)	900,700	46,116
McKesson Corp.	846,000	149,784
Qualicorp SA (a)	5,724,000	51,851
		295,723
Health Care Technology - 0.3%
CareView Communications, Inc. (a)(g)	10,425,300	5,213
Cerner Corp. (a)	971,100	59,596
		64,809
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	880,555	50,130
Illumina, Inc. (a)	792,962	135,985
		186,115
Pharmaceuticals - 4.3%
AbbVie, Inc.	2,437,000	124,068
Actavis PLC (a)	1,107,056	244,460
Bristol-Myers Squibb Co.	2,772,000	149,050
Merck & Co., Inc.	3,173,400	180,852
Perrigo Co. PLC	547,100	89,965
Pfizer, Inc.	587,900	18,877
Prestige Brands Holdings, Inc. (a)	931,402	26,536
Salix Pharmaceuticals Ltd. (a)	498,400	53,787
Shire PLC sponsored ADR	320,300	52,898
TherapeuticsMD, Inc. (a)	5,996,914	41,199
Valeant Pharmaceuticals International (Canada) (a)	251,211	35,859
		1,017,551
TOTAL HEALTH CARE		2,864,355
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.6%
General Dynamics Corp.	557,100	$ 61,025
Honeywell International, Inc.	1,372,800	129,647
Precision Castparts Corp.	218,652	56,386
The Boeing Co.	1,787,700	230,470
United Technologies Corp.	1,229,679	143,897
		621,425
Air Freight & Logistics - 0.3%
FedEx Corp.	578,100	77,078
Airlines - 0.6%
American Airlines Group, Inc. (a)	1,464,000	54,066
Copa Holdings SA Class A	323,100	43,767
Delta Air Lines, Inc.	1,254,100	41,649
		139,482
Building Products - 0.0%
Masonite International Corp. (a)	5,358	309
Masonite International Corp.:
warrants 6/9/14 (a)	25,981	194
warrants 6/9/16 (a)	19,485	234
		737
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	1,314,152	1,643
Electrical Equipment - 0.2%
Generac Holdings, Inc.	498,200	28,382
SolarCity Corp. (a)(f)	89,800	7,629
		36,011
Industrial Conglomerates - 1.2%
3M Co.	724,700	97,639
Danaher Corp.	1,819,500	139,174
General Electric Co.	1,696,200	43,202
		280,015
Machinery - 1.4%
Caterpillar, Inc.	1,039,500	100,800
Cummins, Inc.	379,700	55,406
Deere & Co.	177,400	15,244
Ingersoll-Rand PLC	1,031,400	63,060
Manitowoc Co., Inc.	1,673,300	51,772
Parker Hannifin Corp.	353,100	42,566
		328,848
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.3%
Towers Watson & Co.	395,500	$ 43,149
Verisk Analytics, Inc. (a)	415,500	26,474
		69,623
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	276,200	19,850
Norfolk Southern Corp.	744,400	68,418
Union Pacific Corp.	452,856	81,686
		169,954
TOTAL INDUSTRIALS		1,724,816
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.6%
Cisco Systems, Inc.	1,285,800	28,030
F5 Networks, Inc. (a)	59,900	6,729
QUALCOMM, Inc.	1,379,400	103,855
		138,614
Computers & Peripherals - 2.7%
Apple, Inc.	971,500	511,242
EMC Corp.	3,651,000	96,277
Hewlett-Packard Co.	1,200,500	35,871
		643,390
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	627,000	55,189
Arrow Electronics, Inc. (a)	983,300	55,684
E Ink Holdings, Inc. GDR (a)(h)	140,100	783
TE Connectivity Ltd.	397,500	23,286
		134,942
Internet Software & Services - 4.8%
Facebook, Inc. Class A (a)	5,006,060	342,715
Google, Inc. Class A (a)	458,700	557,619
Mail.Ru Group Ltd.:
GDR (h)	580,000	24,592
GDR (Reg. S)	289,900	12,292
Naver Corp.	24,404	18,696
Pandora Media, Inc. (a)	23,894	894
Tencent Holdings Ltd.	645,700	51,794
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Viggle, Inc.	4,501,500	$ 2,228
Yahoo!, Inc. (a)	3,082,400	119,196
		1,130,026
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	1,070,149	111,360
MasterCard, Inc. Class A	1,315,900	102,272
Visa, Inc. Class A	892,600	201,674
		415,306
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	1,899,000	68,953
Broadcom Corp. Class A	862,800	25,642
Cree, Inc. (a)	524,300	32,208
Freescale Semiconductor, Inc. (a)	1,989,700	45,266
Intel Corp.	3,567,900	88,341
Lam Research Corp. (a)	480,900	24,877
NXP Semiconductors NV (a)	1,515,400	85,211
Spansion, Inc. Class A (a)	210	3
Xilinx, Inc.	840,600	43,879
		414,380
Software - 2.7%
Activision Blizzard, Inc.	1,228,800	23,777
Adobe Systems, Inc. (a)	1,788,400	122,702
Autodesk, Inc. (a)	377,700	19,814
Microsoft Corp.	6,849,100	262,389
Oracle Corp.	2,218,700	86,773
salesforce.com, Inc. (a)	1,078,200	67,247
VMware, Inc. Class A (a)	268,100	25,751
Workday, Inc. Class A (a)	338,500	37,208
		645,661
TOTAL INFORMATION TECHNOLOGY		3,522,319
MATERIALS - 2.8%
Chemicals - 2.2%
Ashland, Inc.	93,664	8,839
Celanese Corp. Class A	452,311	24,149
CF Industries Holdings, Inc.	231,206	58,010
E.I. du Pont de Nemours & Co.	1,016,475	67,718
Eastman Chemical Co.	306,400	26,789
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp. (a)	2,643,700	$ 34,685
Huntsman Corp.	1,661,620	40,477
Intrepid Potash, Inc. (a)(f)	1,669,800	24,730
LyondellBasell Industries NV Class A	558,393	49,183
Monsanto Co.	508,800	55,978
Potash Corp. of Saskatchewan, Inc.	839,400	27,745
RPM International, Inc.	530,800	22,219
W.R. Grace & Co. (a)	488,200	49,474
Wacker Chemie AG	228,300	30,835
		520,831
Construction Materials - 0.4%
Eagle Materials, Inc.	570,400	50,423
Vulcan Materials Co.	739,600	50,241
		100,664
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	266,500	29,747
Metals & Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR	120,230	2,114
Ivanhoe Mines Ltd. (h)(k)	476,927	775
OCI Resources LP	196,900	4,369
		7,258
TOTAL MATERIALS		658,500
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Broadview Networks Holdings, Inc. (a)	123,987	546
Iliad SA	106,588	25,997
Verizon Communications, Inc.	2,771,048	131,846
		158,389
Wireless Telecommunication Services - 0.3%
SoftBank Corp.	446,800	33,860
Vodafone Group PLC sponsored ADR	821,181	34,136
		67,996
TOTAL TELECOMMUNICATION SERVICES		226,385
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.9%
Electric Utilities - 0.6%
Edison International	1,153,107	$ 60,388
NextEra Energy, Inc.	879,200	80,350
		140,738
Multi-Utilities - 0.3%
Sempra Energy	633,000	59,800
TOTAL UTILITIES		200,538
TOTAL COMMON STOCKS (Cost $11,831,496)		16,521,342
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (r)	1,082,251	5,000
Roku, Inc. 8.00% (r)	5,520,836	5,000
		10,000
Media - 0.2%
Vice Holdings, Inc. Series A (a)(r)	6,701	43,738
TOTAL CONSUMER DISCRETIONARY		53,738
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Deem, Inc. (r)	159,864,334	8,065
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (r)	371,968	12,982
TOTAL CONVERTIBLE PREFERRED STOCKS		74,785
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	118,600	30,940
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series J, 5.50%	100,446	$ 2,380
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (h)	8,853	8,728
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,259
TOTAL FINANCIALS		21,367
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	961,654	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,307
TOTAL PREFERRED STOCKS (Cost $91,497)		127,092
Corporate Bonds - 12.8%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 371	332
3.5% 1/15/31 (h)	2,744	2,455
Mood Media Corp. 10% 10/31/15 (h)	32	28
		2,815
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (r)	12,246	12,246
8% 12/6/14 (r)	3,482	3,482
		15,728
TOTAL CONVERTIBLE BONDS		18,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 12.7%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Affinia Group, Inc. 7.75% 5/1/21	$ 250	$ 270
Chassix, Inc. 9.25% 8/1/18 (h)	470	504
Dana Holding Corp.:
5.375% 9/15/21	880	906
6% 9/15/23	880	911
Delphi Corp. 6.125% 5/15/21	1,690	1,880
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(m)	1,565	1,667
Tenneco, Inc. 6.875% 12/15/20	2,415	2,657
		8,795
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (h)	3,577	3,611
1.95% 3/28/14 (h)	1,854	1,856
Ford Motor Co.:
6.375% 2/1/29	2,190	2,474
7.45% 7/16/31	8,972	11,531
General Motors Corp.:
6.75% 5/1/28 (e)	390	0
7.125% 7/15/49 (e)	1,135	0
7.2% 1/15/11 (e)	2,855	0
7.4% 9/1/25 (e)	195	0
7.7% 4/15/16 (e)	705	0
8.25% 7/15/23 (e)	5,475	0
8.375% 7/15/33 (e)	16,800	0
Volkswagen International Finance NV:
1.125% 11/18/16 (h)	5,287	5,297
2.375% 3/22/17 (h)	1,515	1,567
		26,336
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	365	375
LKQ Corp. 4.75% 5/15/23 (h)	265	252
		627
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)	554	558
4.25% 6/15/23 (h)	3,903	4,007
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Ingersoll-Rand Global Holding Co. Ltd.: - continued
5.75% 6/15/43 (h)	$ 2,809	$ 3,092
Laureate Education, Inc. 9.25% 9/1/19 (h)	4,040	4,323
Service Corp. International 5.375% 1/15/22 (h)	505	514
		12,494
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	1,975	1,896
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	890	866
Choice Hotels International, Inc. 5.75% 7/1/22	390	411
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)(h)	2,861	1,995
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)	680	695
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,230
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)	4,459	4,715
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	900	956
MCE Finance Ltd. 5% 2/15/21 (h)	1,290	1,287
MGM Mirage, Inc.:
6.625% 12/15/21	1,115	1,224
7.5% 6/1/16	2,855	3,183
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)	865	902
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	491
Playa Resorts Holding BV 8% 8/15/20 (h)	480	520
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	635
Studio City Finance Ltd. 8.5% 12/1/20 (h)	5,600	6,244
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	801	160
		27,410
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	798
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	785	807
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	620	659
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 6,420	$ 6,709
7.875% 8/15/19	8,325	9,199
8.25% 2/15/21	1,485	1,622
9% 4/15/19	835	898
William Lyon Homes, Inc. 8.5% 11/15/20	1,310	1,441
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (h)	1,350	1,377
		23,510
Leisure Equipment & Products - 0.0%
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (h)(m)	550	561
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	340	386
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (h)	275	282
5.625% 2/15/24 (h)	295	305
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,541
5.25% 3/15/21 (h)	1,375	1,394
5.75% 9/1/23 (h)	945	951
5.75% 1/15/24	4,235	4,256
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	325	344
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)	3,345	3,337
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	1,090
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,237
5.125% 12/15/22	355	357
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,361
5.5% 12/15/16	2,355	2,225
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	755	798
6.5% 11/15/22	2,040	2,173
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 585	$ 629
7.625% 3/15/20	4,105	4,444
Comcast Corp.:
4.95% 6/15/16	790	863
6.4% 5/15/38	6,000	7,410
6.95% 8/15/37	7,000	9,098
COX Communications, Inc. 3.25% 12/15/22 (h)	2,162	2,034
Darling Escrow Corp. 5.375% 1/15/22 (h)	745	765
Discovery Communications LLC:
5.05% 6/1/20	168	187
6.35% 6/1/40	3,224	3,739
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,794
6.75% 6/1/21	3,515	3,937
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,083
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)	480	498
4.875% 11/1/20 (h)	1,255	1,299
5.375% 11/1/23 (h)	1,000	1,033
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (h)	1,945	1,697
Lamar Media Corp.:
5.375% 1/15/24 (h)	630	650
5.875% 2/1/22	525	557
7.875% 4/15/18	1,400	1,467
Lions Gate Entertainment Corp. 5.25% 8/1/18 (h)	3,730	3,777
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	6,635	7,348
National CineMedia LLC:
6% 4/15/22	2,600	2,724
7.875% 7/15/21	1,380	1,525
NBCUniversal, Inc.:
5.15% 4/30/20	4,917	5,623
6.4% 4/30/40	4,249	5,194
News America Holdings, Inc. 7.75% 12/1/45	8,012	11,019
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	3,165	3,391
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)	$ 380	$ 399
Regal Entertainment Group:
5.75% 3/15/22 (j)	1,230	1,258
5.75% 6/15/23	2,270	2,287
5.75% 2/1/25	340	332
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	507
Sirius XM Radio, Inc. 5.75% 8/1/21 (h)	3,350	3,484
Thomson Reuters Corp. 1.3% 2/23/17	1,794	1,793
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,031
4.5% 9/15/42	9,328	8,498
5.5% 9/1/41	17,772	18,428
5.85% 5/1/17	1,621	1,833
5.875% 11/15/40	2,374	2,562
6.75% 7/1/18	1,581	1,864
8.25% 4/1/19	7,672	9,661
Time Warner, Inc. 5.875% 11/15/16	3,738	4,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)	1,340	1,387
7.5% 3/15/19 (h)	480	522
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,367
Viacom, Inc.:
1.25% 2/27/15	377	379
2.5% 9/1/18	714	729
3.5% 4/1/17	219	233
Videotron Ltd. 9.125% 4/15/18	2,604	2,708
WMG Acquisition Corp. 6% 1/15/21 (h)	423	442
		184,736
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21	100	95
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	637
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (h)(m)	450	470
Claire's Stores, Inc.:
7.75% 6/1/20 (h)	285	239
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc.: - continued
9% 3/15/19 (h)	$ 675	$ 710
CST Brands, Inc. 5% 5/1/23	320	311
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(m)	975	1,021
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,505
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	590	603
Sonic Automotive, Inc.:
5% 5/15/23	195	188
7% 7/15/22	885	974
		8,658
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(m)	263	270
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)	355	364
		634
TOTAL CONSUMER DISCRETIONARY		293,856
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (h)	2,951	2,944
2.75% 4/1/23 (h)	3,085	2,876
SABMiller Holdings, Inc.:
1.85% 1/15/15 (h)	1,947	1,970
2.45% 1/15/17 (h)	1,947	2,012
		9,802
Food & Staples Retailing - 0.2%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (h)	1,030	1,125
CVS Caremark Corp. 2.25% 12/5/18	4,123	4,158
ESAL GmbH 6.25% 2/5/23 (h)	2,780	2,585
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)	6,030	6,015
Kroger Co. 3.3% 1/15/21	6,000	6,058
Rite Aid Corp.:
6.75% 6/15/21	7,375	8,113
6.875% 12/15/28 (h)	3,505	3,444
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
7.7% 2/15/27	$ 3,220	$ 3,502
9.25% 3/15/20	1,330	1,530
Tops Markets LLC 8.875% 12/15/17	675	739
		37,269
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	480
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,061
3.2% 1/25/23	2,400	2,283
JBS Investments GmbH 7.75% 10/28/20 (h)	2,850	2,950
William Wrigley Jr. Co.:
1.4% 10/21/16 (h)	3,217	3,238
2% 10/20/17 (h)	4,607	4,643
		15,655
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	350	382
6.625% 11/15/22	415	452
		834
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)	300	294
Prestige Brands, Inc.:
5.375% 12/15/21 (h)	1,660	1,685
8.125% 2/1/20	220	246
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,105
		3,330
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,770
4% 1/31/24	3,123	3,124
4.25% 8/9/42	4,020	3,546
9.7% 11/10/18	5,570	7,406
Philip Morris International, Inc. 1.875% 1/15/19	6,965	6,944
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,852
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 3,979	$ 4,606
7.25% 6/15/37	6,101	7,507
		39,755
TOTAL CONSUMER STAPLES		106,645
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	231	233
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,634	5,794
5.35% 3/15/20 (h)	5,174	5,597
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,759
5% 10/1/21	2,280	2,426
6.5% 4/1/20	2,264	2,618
Forum Energy Technologies, Inc. 6.25% 10/1/21 (h)	655	696
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	376
Noble Holding International Ltd.:
3.05% 3/1/16	756	782
3.45% 8/1/15	1,075	1,111
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,534
7.5% 11/1/19	7,020	7,564
Oil States International, Inc. 6.5% 6/1/19	1,420	1,502
Pacific Drilling SA 5.375% 6/1/20 (h)	1,270	1,286
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	1,215	1,312
Precision Drilling Corp.:
6.5% 12/15/21	315	338
6.625% 11/15/20	1,580	1,699
Pride International, Inc. 6.875% 8/15/20	1,355	1,640
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)	500	530
Transocean, Inc. 5.05% 12/15/16	3,719	4,078
Unit Corp. 6.625% 5/15/21	4,515	4,808
		51,683
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 1,680	$ 1,714
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	2,067
6.25% 6/1/21	2,725	2,303
9.75% 4/15/18	1,099	1,137
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,663
6.375% 9/15/17	20,246	23,446
6.45% 9/15/36	4,261	5,055
Apache Corp. 3.25% 4/15/22	140	142
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,155	1,135
Chesapeake Energy Corp.:
5.375% 6/15/21	1,340	1,434
5.75% 3/15/23	1,330	1,430
6.125% 2/15/21	805	890
6.875% 11/15/20	100	115
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,207
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)	895	935
7.75% 4/1/19	1,990	2,164
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,745
3.875% 3/15/23	1,647	1,597
4.95% 4/1/22	1,048	1,102
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,359
8.25% 2/15/20	1,973	2,158
Diamondback Energy, Inc. 7.625% 10/1/21 (h)	935	991
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,647	1,744
6.45% 11/3/36 (h)	3,753	4,066
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,422
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,878
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	3,925
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	$ 1,540	$ 1,661
9.375% 5/1/20	4,780	5,533
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	534
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	677	755
Halcon Resources Corp. 8.875% 5/15/21	1,030	1,048
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	500
8.125% 12/1/19	1,325	1,474
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (h)	1,740	1,757
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	1,820	1,897
7% 11/1/19 (h)	1,950	2,033
Marathon Petroleum Corp.:
3.5% 3/1/16	409	429
5.125% 3/1/21	3,173	3,550
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	631
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	2,559	2,602
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	3,614	4,157
6.85% 1/15/40 (h)	2,906	3,714
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,975
Nexen, Inc.:
5.2% 3/10/15	1,224	1,274
6.2% 7/30/19	1,865	2,172
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,525
Petrobras Global Finance BV:
3% 1/15/19	25,963	24,768
4.375% 5/20/23	3,648	3,308
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,382
5.375% 1/27/21	4,069	4,079
5.75% 1/20/20	16,310	16,974
7.875% 3/15/19	5,564	6,360
Petroleos Mexicanos:
3.125% 1/23/19 (h)	845	864
3.5% 7/18/18	7,105	7,371
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
3.5% 1/30/23	$ 4,530	$ 4,236
4.875% 1/24/22	2,315	2,419
4.875% 1/18/24	1,916	1,970
4.875% 1/18/24 (h)	4,058	4,155
5.5% 1/21/21	5,342	5,823
5.5% 6/27/44	17,702	16,738
6% 3/5/20	1,974	2,226
6.375% 1/23/45 (h)	5,324	5,607
6.5% 6/2/41	7,783	8,393
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,548
2.95% 5/1/17	1,527	1,607
4.3% 4/1/22	5,338	5,634
5.875% 5/1/42	1,837	2,107
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,132
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,156
SemGroup Corp. 7.5% 6/15/21	1,000	1,070
Southeast Supply Header LLC 4.85% 8/15/14 (h)	1,176	1,196
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,048
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,104
4.6% 6/15/21	1,296	1,395
Suncor Energy, Inc. 6.1% 6/1/18	7,771	9,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	611
Teekay Corp. 8.5% 1/15/20	120	134
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,070
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	5,281	5,281
Ultra Petroleum Corp. 5.75% 12/15/18 (h)	1,215	1,273
Western Gas Partners LP 5.375% 6/1/21	7,147	7,716
Western Refining, Inc. 6.25% 4/1/21	550	567
Williams Partners LP 4.3% 3/4/24	4,038	4,046
		288,491
TOTAL ENERGY		340,174
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.0%
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	$ 2,095	$ 2,113
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	942
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,000
2.375% 1/22/18	10,000	10,139
2.625% 1/31/19	10,690	10,751
5.95% 1/18/18	4,242	4,846
6.15% 4/1/18	3,466	3,995
JPMorgan Chase & Co. 1.125% 2/26/16	15,094	15,184
Lazard Group LLC:
4.25% 11/14/20	2,719	2,861
6.85% 6/15/17	5,189	5,931
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,863
Morgan Stanley:
2.125% 4/25/18	16,388	16,482
2.5% 1/24/19	8,000	8,033
4% 7/24/15	1,137	1,186
4.875% 11/1/22	7,126	7,522
5% 11/24/25	908	944
5.375% 10/15/15	15,930	17,078
5.625% 9/23/19	453	520
5.95% 12/28/17	250	287
6.625% 4/1/18	1,494	1,758
State Street Corp. 3.1% 5/15/23	6,500	6,211
		137,646
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,973
Bank of America NA:
1.125% 11/14/16	10,500	10,512
5.3% 3/15/17	14,681	16,268
BB&T Corp. 3.95% 3/22/22	1,495	1,536
Capital One Bank NA 1.15% 11/21/16	3,749	3,754
CIT Group, Inc.:
5% 8/15/22	2,195	2,305
5% 8/1/23	7,565	7,887
5.25% 3/15/18	3,215	3,488
5.375% 5/15/20	2,805	3,029
5.5% 2/15/19 (h)	5,285	5,747
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Comerica Bank 5.7% 6/1/14	$ 507	$ 513
Comerica, Inc. 4.8% 5/1/15	1,013	1,059
Credit Suisse AG 6% 2/15/18	12,547	14,524
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,352
Discover Bank:
4.2% 8/8/23	3,791	3,891
7% 4/15/20	3,075	3,655
8.7% 11/18/19	532	670
Fifth Third Bancorp:
3.5% 3/15/22	529	533
4.5% 6/1/18	418	456
5.45% 1/15/17	1,848	2,051
Fifth Third Bank 1.15% 11/18/16	11,000	11,052
HBOS PLC 6.75% 5/21/18 (h)	408	465
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,079
Huntington National Bank:
1.3% 11/20/16	3,560	3,579
2.2% 4/1/19	2,700	2,698
Intesa Sanpaolo SpA:
2.375% 1/13/17	5,300	5,313
3.125% 1/15/16	18,292	18,772
KeyBank NA:
5.45% 3/3/16	2,302	2,510
5.8% 7/1/14	7,641	7,772
KeyCorp. 5.1% 3/24/21	519	582
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,070
5% 1/17/17	7,888	8,572
Regions Bank:
6.45% 6/26/37	10,147	11,231
7.5% 5/15/18	8,929	10,631
Regions Financial Corp.:
2% 5/15/18	7,154	7,046
5.75% 6/15/15	1,067	1,128
7.75% 11/10/14	4,922	5,162
Royal Bank of Scotland Group PLC:
6% 12/19/23	10,586	10,900
6.1% 6/10/23	7,367	7,649
6.125% 12/15/22	35,362	37,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	$ 5,250	$ 5,280
2.45% 1/10/19	4,500	4,570
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,630
3.5% 1/20/17	4,123	4,371
UnionBanCal Corp. 3.5% 6/18/22	5,802	5,909
Wachovia Bank NA 6% 11/15/17	7,010	8,121
Wachovia Corp. 5.75% 6/15/17	1,728	1,975
Wells Fargo & Co. 4.48% 1/16/24	5,192	5,434
		282,824
Consumer Finance - 0.7%
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,035
4.625% 6/26/15	2,540	2,638
4.75% 9/10/18	4,295	4,574
6.25% 12/1/17	1,800	2,025
American Express Credit Corp.:
1.3% 7/29/16	5,523	5,580
2.8% 9/19/16	519	543
Discover Financial Services:
3.85% 11/21/22	1,983	1,956
5.2% 4/27/22	2,146	2,312
6.45% 6/12/17	10,512	11,915
Ford Motor Credit Co. LLC:
1.5% 1/17/17	3,512	3,516
2.5% 1/15/16	14,000	14,391
2.875% 10/1/18	8,500	8,726
3% 6/12/17	5,430	5,654
4.375% 8/6/23	13,241	13,727
General Electric Capital Corp.:
4.625% 1/7/21	703	780
5.625% 9/15/17	17,812	20,410
General Motors Acceptance Corp. 8% 11/1/31	3,115	3,878
GMAC LLC:
6.75% 12/1/14	2,355	2,446
8% 12/31/18	6,035	7,197
8% 11/1/31	16,726	21,075
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (h)	$ 5,366	$ 5,364
1.625% 10/2/15 (h)	1,867	1,886
1.875% 8/9/16 (h)	1,416	1,437
2.125% 10/2/17 (h)	2,063	2,085
2.55% 2/6/19 (h)	5,366	5,398
2.875% 8/9/18 (h)	2,511	2,572
SLM Corp.:
4.875% 6/17/19	5,315	5,488
5.5% 1/15/19	2,150	2,274
5.5% 1/25/23	1,365	1,350
8% 3/25/20	5,930	6,849
8.45% 6/15/18	2,980	3,528
		173,609
Diversified Financial Services - 0.9%
Bank of America Corp.:
1.35% 11/21/16	4,652	4,662
2.6% 1/15/19	37,410	37,871
3.875% 3/22/17	781	838
6.5% 8/1/16	1,010	1,138
7.375% 5/15/14	26	26
Barclays Bank PLC:
2.5% 2/20/19	3,400	3,436
7.625% 11/21/22	2,255	2,492
BP Capital Markets PLC:
3.814% 2/10/24	5,204	5,264
4.5% 10/1/20	1,106	1,217
4.742% 3/11/21	4,210	4,695
Citigroup, Inc.:
1.3% 11/15/16	8,345	8,367
1.7% 7/25/16	6,000	6,082
3.953% 6/15/16	5,674	6,034
4.45% 1/10/17	14,158	15,386
4.75% 5/19/15	6,406	6,711
5.5% 9/13/25	2,185	2,356
Five Corners Funding Trust 4.419% 11/15/23 (h)	8,055	8,223
General Motors Financial Co., Inc.:
3.25% 5/15/18	700	717
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
4.25% 5/15/23	$ 615	$ 621
4.75% 8/15/17	6,325	6,840
6.75% 6/1/18	6,765	7,881
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (h)	1,325	1,342
4.875% 3/15/19 (h)	2,280	2,326
5.875% 2/1/22 (h)	2,725	2,780
6% 8/1/20 (h)	2,230	2,353
JPMorgan Chase & Co.:
2.35% 1/28/19	32,891	33,027
3.15% 7/5/16	8,974	9,432
JPMorgan Chase Bank 6% 10/1/17	1,942	2,233
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	963
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,349
Pacnet Ltd. 9% 12/12/18 (h)	200	211
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	5,782	5,759
TECO Finance, Inc.:
4% 3/15/16	1,242	1,317
5.15% 3/15/20	2,029	2,267
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,155	1,219
9.625% 6/15/18 pay-in-kind	810	862
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,298
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)	5,594	5,818
		210,413
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,303
3.8% 3/22/17	5,298	5,691
4.875% 9/15/16	1,873	2,051
4.875% 6/1/22	5,467	6,011
5.6% 10/18/16	4,975	5,531
5.85% 1/16/18	12,000	13,796
Aon Corp.:
3.125% 5/27/16	3,402	3,558
3.5% 9/30/15	3,819	3,973
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 107	$ 120
Aon PLC 4.45% 5/24/43	7,250	6,881
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	341
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)	2,008	2,068
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,171
5.125% 4/15/22	956	1,068
5.375% 3/15/17	595	663
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)	1,675	1,763
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (h)	2,655	2,648
5% 6/1/21 (h)	6,063	6,478
6.5% 3/15/35 (h)	1,064	1,220
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,505
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,262
MetLife, Inc. 6.75% 6/1/16	3,874	4,376
Metropolitan Life Global Funding I 1.875% 6/22/18 (h)	6,760	6,731
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,294
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,441
Pacific LifeCorp:
5.125% 1/30/43 (h)	6,960	6,796
6% 2/10/20 (h)	8,215	9,358
Prudential Financial, Inc.:
2.3% 8/15/18	783	791
4.5% 11/16/21	1,461	1,596
7.375% 6/15/19	1,880	2,339
Symetra Financial Corp. 6.125% 4/1/16 (h)	6,715	7,175
Unum Group:
5.625% 9/15/20	2,879	3,208
5.75% 8/15/42	7,108	7,646
7.125% 9/30/16	1,802	2,059
		147,912
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,705	1,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23	$ 1,587	$ 1,521
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,538
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,752
BRE Properties, Inc. 5.5% 3/15/17	3,414	3,777
Camden Property Trust:
2.95% 12/15/22	2,154	2,030
4.25% 1/15/24	4,453	4,557
Developers Diversified Realty Corp.:
4.625% 7/15/22	3,877	4,070
4.75% 4/15/18	4,595	5,002
7.5% 4/1/17	4,966	5,783
9.625% 3/15/16	1,675	1,946
Duke Realty LP:
3.625% 4/15/23	2,844	2,712
3.875% 10/15/22	4,799	4,702
4.375% 6/15/22	3,202	3,272
5.5% 3/1/16	2,930	3,175
6.75% 3/15/20	1,161	1,367
8.25% 8/15/19	1,838	2,301
Equity One, Inc.:
3.75% 11/15/22	7,300	7,014
5.375% 10/15/15	672	718
6% 9/15/17	666	746
6.25% 1/15/17	530	592
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,609
6.2% 1/15/17	365	412
HCP, Inc.:
3.15% 8/1/22	8,000	7,637
3.75% 2/1/16	2,958	3,120
4.25% 11/15/23	3,213	3,287
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,427
4.125% 4/1/19	11,300	12,063
4.7% 9/15/17	744	818
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,287
6.25% 6/15/17	726	786
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 490	$ 539
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,336
6.75% 10/15/22	1,885	2,041
Retail Opportunity Investments Partnership LP 5% 12/15/23	980	1,016
Simon Property Group LP:
2.2% 2/1/19	5,053	5,073
2.8% 1/30/17	67	70
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,042
		122,905
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	6,469	6,813
4.25% 7/15/22	2,511	2,501
6.125% 4/15/20	1,822	2,075
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,300
4.95% 4/15/18	3,095	3,353
5.7% 5/1/17	268	295
6% 4/1/16	2,467	2,686
7.5% 5/15/15	698	751
CBRE Group, Inc.:
5% 3/15/23	1,875	1,875
6.625% 10/15/20	900	963
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,560
5.25% 3/15/21	2,876	3,039
ERP Operating LP 5.75% 6/15/17	1,446	1,642
Howard Hughes Corp. 6.875% 10/1/21 (h)	2,115	2,231
Liberty Property LP:
3.375% 6/15/23	2,951	2,780
4.125% 6/15/22	2,746	2,782
4.75% 10/1/20	6,595	7,063
5.125% 3/2/15	1,317	1,371
5.5% 12/15/16	2,022	2,233
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,083
3.15% 5/15/23	6,708	6,030
4.5% 4/18/22	1,689	1,710
7.75% 8/15/19	2,149	2,587
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,098
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,132
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	2,161	2,255
5.7% 4/15/17 (h)	3,471	3,766
Realogy Corp. 9% 1/15/20 (h)	1,170	1,346
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (h)	2,125	2,146
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,825
Regency Centers LP:
4.95% 4/15/14	360	362
5.25% 8/1/15	3,216	3,401
5.875% 6/15/17	1,447	1,620
Tanger Properties LP:
3.875% 12/1/23	2,341	2,343
6.125% 6/1/20	7,035	8,238
Ventas Realty LP 1.55% 9/26/16	921	931
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,619
4% 4/30/19	1,771	1,895
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	501
		104,201
TOTAL FINANCIALS		1,179,510
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,573
5.15% 11/15/41	14,179	14,850
		16,423
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	$ 410	$ 427
7.75% 2/15/19	2,945	3,181
Teleflex, Inc. 6.875% 6/1/19	1,665	1,769
		5,377
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22	2,850	2,690
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,164
6.3% 8/15/14	2,132	2,186
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22	1,215	1,285
6.625% 11/1/20	1,555	1,670
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,631
4.75% 11/15/21	14,348	15,594
Express Scripts, Inc. 3.125% 5/15/16	5,121	5,356
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (h)	840	869
6.875% 2/1/22 (h)	1,685	1,792
HCA Holdings, Inc.:
4.75% 5/1/23	2,715	2,715
5.875% 3/15/22	5,645	6,167
5.875% 5/1/23	2,555	2,702
6.25% 2/15/21	1,415	1,542
6.5% 2/15/20	10,450	11,795
7.5% 2/15/22	3,250	3,770
7.75% 5/15/21	10,670	11,824
HealthSouth Corp. 5.75% 11/1/24	780	798
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,005	501
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,717
4.125% 9/15/20	3,728	3,973
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,702
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	644
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
4.375% 10/1/21	$ 5,470	$ 5,402
4.5% 4/1/21	1,030	1,027
6% 10/1/20 (h)	1,145	1,231
8.125% 4/1/22	4,590	5,141
9.875% 7/1/14	4,690	4,866
WellPoint, Inc. 1.875% 1/15/18	161	161
		105,915
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (h)	715	765
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,499
2.4% 2/1/19	945	947
4.15% 2/1/24	1,453	1,494
		3,940
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,780
Forest Laboratories, Inc. 4.375% 2/1/19 (h)	3,300	3,531
Mylan, Inc. 1.35% 11/29/16	1,757	1,765
Perrigo Co. PLC:
1.3% 11/8/16 (h)	1,437	1,439
2.3% 11/8/18 (h)	1,537	1,540
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)	830	896
Salix Pharmaceuticals Ltd. 6% 1/15/21 (h)	360	385
Valeant Pharmaceuticals International:
5.625% 12/1/21 (h)	810	859
6.75% 8/15/18 (h)	3,620	3,991
7.5% 7/15/21 (h)	2,320	2,645
VPI Escrow Corp. 6.375% 10/15/20 (h)	1,445	1,579
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,940
Zoetis, Inc.:
1.875% 2/1/18	898	901
3.25% 2/1/23	2,190	2,113
		29,364
TOTAL HEALTH CARE		161,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	$ 1,753	$ 1,771
6.375% 6/1/19 (h)	3,650	4,274
DigitalGlobe, Inc. 5.25% 2/1/21 (h)	425	421
GenCorp, Inc. 7.125% 3/15/21	320	346
TransDigm, Inc. 7.5% 7/15/21	3,440	3,793
		10,605
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (h)	10,674	11,443
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	45	47
9.798% 4/1/21	2,586	2,935
6.125% 4/29/18 (h)	415	439
6.648% 3/15/19	2,274	2,404
6.9% 7/2/19	660	716
7.339% 4/19/14	222	222
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,551	1,659
8.36% 1/20/19	1,208	1,347
		21,212
Building Products - 0.0%
Associated Materials LLC 9.125% 11/1/17	220	231
Nortek, Inc. 8.5% 4/15/21	925	1,036
USG Corp.:
5.875% 11/1/21 (h)	255	272
6.3% 11/15/16	170	184
7.875% 3/30/20 (h)	905	1,016
9.75% 1/15/18	975	1,177
		3,916
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21 (h)	1,140	1,200
APX Group, Inc.:
6.375% 12/1/19	5,170	5,332
8.75% 12/1/20	4,445	4,634
8.75% 12/1/20 (h)	1,225	1,274
ARAMARK Corp. 5.75% 3/15/20 (h)	1,345	1,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. 5.125% 6/1/21	$ 740	$ 755
Covanta Holding Corp.:
6.375% 10/1/22	875	925
7.25% 12/1/20	775	845
Garda World Security Corp. 7.25% 11/15/21 (h)	200	212
International Lease Finance Corp. 5.65% 6/1/14	4,439	4,491
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	215	227
R.R. Donnelley & Sons Co. 6.5% 11/15/23	1,685	1,782
Tervita Corp.:
8% 11/15/18 (h)	640	675
9.75% 11/1/19 (h)	450	462
10.875% 2/15/18 (h)	670	719
TMS International Corp. 7.625% 10/15/21 (h)	255	275
		25,227
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	754
Machinery - 0.0%
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (h)	475	502
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,021
Schaeffler Finance BV 4.75% 5/15/21 (h)	1,185	1,200
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,042
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (h)(m)	225	233
		3,998
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)	1,360	1,421
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)	4,630	4,804
8.125% 2/15/19	1,725	1,772
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	542
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	854
		9,393
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,560
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	$ 9,840	$ 9,346
4.45% 3/15/43	5,500	5,254
5.05% 3/1/41	7,178	7,521
Hertz Corp.:
5.875% 10/15/20	1,120	1,187
6.25% 10/15/22	800	846
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (h)	1,115	1,148
Norfolk Southern Corp. 3.85% 1/15/24	5,369	5,497
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,570
		33,369
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)	285	314
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,527
4.625% 4/15/21	2,985	3,015
5.75% 5/15/16	1,840	1,987
5.875% 8/15/22	1,390	1,487
6.25% 5/15/19	3,035	3,408
7.125% 9/1/18 (h)	5,560	6,464
8.25% 12/15/20	4,165	5,097
8.625% 9/15/15	4,640	5,127
8.625% 1/15/22	3,910	4,878
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	365	391
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,890
		39,585
TOTAL INDUSTRIALS		149,619
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)	835	861
6.75% 11/15/20 (h)	1,980	2,109
Avaya, Inc.:
7% 4/1/19 (h)	1,245	1,236
9% 4/1/19 (h)	2,135	2,220
10.5% 3/1/21 (h)	1,708	1,618
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (h)(m)	$ 555	$ 587
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,336
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	10,164
6.5% 1/15/28	1,110	1,071
		28,202
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. 9.375% 4/1/19	755	853
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
2.375% 12/17/18	1,087	1,083
6.55% 10/1/17	815	947
		3,040
Internet Software & Services - 0.1%
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (h)(m)	2,269	2,382
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	931
VeriSign, Inc. 4.625% 5/1/23	3,395	3,310
		6,623
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (h)	4,565	4,873
Ceridian Corp. 8.875% 7/15/19 (h)	1,110	1,268
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)	570	652
Compiler Finance Sub, Inc. 7% 5/1/21 (h)	945	945
First Data Corp.:
6.75% 11/1/20 (h)	6,215	6,712
11.25% 1/15/21 (h)	2,955	3,361
11.75% 8/15/21 (h)	765	819
SunGard Data Systems, Inc. 6.625% 11/1/19	2,205	2,357
The Western Union Co. 2.375% 12/10/15	128	131
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,270	3,744
13.375% 10/15/19	1,780	2,100
Xerox Corp.:
1.0559% 5/16/14 (m)	8,470	8,478
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Xerox Corp.: - continued
2.95% 3/15/17	$ 947	$ 991
4.25% 2/15/15	1,130	1,168
		37,599
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 5.875% 2/15/22 (h)	880	920
NXP BV/NXP Funding LLC 5.75% 2/15/21 (h)	1,595	1,699
Spansion LLC 11.25% 1/15/16 (e)(h)	905	0
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,760
		5,379
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (h)	1,255	1,362
BMC Software Finance, Inc. 8.125% 7/15/21 (h)	3,375	3,548
		4,910
TOTAL INFORMATION TECHNOLOGY		85,753
MATERIALS - 0.3%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	3,078	3,055
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,905
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	965	1,052
LSB Industries, Inc. 7.75% 8/1/19 (h)	425	456
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(m)	1,000	1,040
PolyOne Corp. 5.25% 3/15/23	1,360	1,370
SPCM SA 6% 1/15/22 (h)	555	588
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	4,715	4,904
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	585	632
		16,002
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.2469% 9/30/15 (h)(m)	2,815	2,909
CRH America, Inc. 6% 9/30/16	2,470	2,749
		5,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	$ 4,418	$ 4,724
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	214
9.125% 10/15/20 (h)	685	760
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (h)	680	706
6.75% 1/31/21 (h)	785	816
7% 11/15/20 (h)	126	131
7.375% 10/15/17 (h)	300	321
9.125% 10/15/20 (h)	690	762
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)	376	392
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	590
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,234
Owens-Illinois, Inc. 7.8% 5/15/18	350	411
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,882
Sealed Air Corp. 6.5% 12/1/20 (h)	1,065	1,178
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	840	962
		16,083
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (h)	2,700	2,721
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	255	270
Calcipar SA 6.875% 5/1/18 (h)	720	766
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	7,189	7,243
4.5% 8/13/23 (h)	7,000	7,256
Edgen Murray Corp. 8.75% 11/1/20 (h)	737	851
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,867
6.375% 2/1/16 (h)	1,180	1,219
7% 11/1/15 (h)	960	995
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	2,090	2,174
New Gold, Inc.:
6.25% 11/15/22 (h)	615	615
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
New Gold, Inc.: - continued
7% 4/15/20 (h)	$ 345	$ 359
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	405	456
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,679
11.25% 10/15/18	1,130	1,268
Severstal Columbus LLC 10.25% 2/15/18	3,605	3,798
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,087
Walter Energy, Inc. 9.5% 10/15/19 (h)	730	732
		37,356
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,181
TOTAL MATERIALS		76,280
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
Altice Financing SA:
6.5% 1/15/22 (h)	520	542
7.875% 12/15/19 (h)	550	600
Altice Finco SA:
8.125% 1/15/24 (h)	315	337
9.875% 12/15/20 (h)	585	660
AT&T, Inc.:
2.375% 11/27/18	4,900	4,960
2.4% 8/15/16	293	303
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	84
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,888
CenturyLink, Inc.:
5.15% 6/15/17	440	472
6% 4/1/17	3,101	3,427
6.15% 9/15/19	3,331	3,581
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,625	2,743
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	2,064
Embarq Corp.:
7.082% 6/1/16	3,728	4,175
7.995% 6/1/36	25,921	27,631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
7.75% 6/1/21 (h)	$ 4,960	$ 5,338
8.125% 6/1/23 (h)	2,920	3,172
Level 3 Communications, Inc. 8.875% 6/1/19	435	480
Level 3 Financing, Inc.:
6.125% 1/15/21 (h)	1,405	1,486
7% 6/1/20	1,460	1,591
Lynx I Corp. 5.375% 4/15/21 (h)	770	793
Lynx II Corp. 6.375% 4/15/23 (h)	435	460
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,373
8.75% 3/15/32	3,565	4,002
Verizon Communications, Inc.:
2.5% 9/15/16	69,164	71,780
3.65% 9/14/18	26,133	27,849
6.1% 4/15/18	1,909	2,218
6.25% 4/1/37	3,729	4,332
6.4% 9/15/33	5,323	6,331
6.55% 9/15/43	50,256	61,538
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,958
		251,168
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	317
3.625% 3/30/15	2,672	2,752
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (h)	3,050	4,057
Digicel Group Ltd.:
6% 4/15/21 (h)	2,805	2,819
7% 2/15/20 (h)	275	283
8.25% 9/30/20 (h)	4,060	4,293
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)	3,415	3,377
6.625% 12/15/22 (h)	2,375	2,506
6.625% 12/15/22 (Reg. S)	2,670	2,817
7.5% 4/1/21	3,895	4,294
NII Capital Corp. 7.625% 4/1/21	994	368
SBA Communications Corp. 5.625% 10/1/19	1,870	1,959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp. 4.5% 4/15/20 (h)	$ 445	$ 448
Sprint Communications, Inc.:
6% 11/15/22	15,345	15,729
9% 11/15/18 (h)	6,595	8,079
Sprint Corp.:
7.125% 6/15/24 (h)	1,500	1,575
7.25% 9/15/21 (h)	2,575	2,820
7.875% 9/15/23 (h)	2,575	2,852
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	993
6.25% 4/1/21	2,010	2,143
6.464% 4/28/19	420	448
6.542% 4/28/20	1,475	1,597
6.625% 4/1/23	3,005	3,230
6.633% 4/28/21	1,335	1,445
6.731% 4/28/22	985	1,064
6.836% 4/28/23	385	417
		72,682
TOTAL TELECOMMUNICATION SERVICES		323,850
UTILITIES - 1.2%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,655
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,349
2.95% 12/15/22	2,224	2,131
Duke Capital LLC 5.668% 8/15/14	2,770	2,833
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,482
6.4% 9/15/20 (h)	8,922	10,426
Edison International 3.75% 9/15/17	3,355	3,598
FirstEnergy Corp.:
2.75% 3/15/18	4,723	4,761
4.25% 3/15/23	16,331	16,025
7.375% 11/15/31	24,578	28,302
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,847
Indiana Michigan Power Co. 3.2% 3/15/23	5,294	5,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	$ 3,670	$ 4,055
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,858
3.75% 11/15/20	745	775
Mirant Americas Generation LLC:
8.5% 10/1/21	2,315	2,243
9.125% 5/1/31	510	485
Monongahela Power Co. 4.1% 4/15/24 (h)	1,929	1,996
Nevada Power Co.:
6.5% 5/15/18	5,100	6,044
6.5% 8/1/18	1,191	1,419
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	514
Northeast Utilities:
1.45% 5/1/18	1,511	1,479
2.8% 5/1/23	6,865	6,473
NV Energy, Inc. 6.25% 11/15/20	1,666	1,965
Pennsylvania Electric Co. 6.05% 9/1/17	450	501
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,897
PPL Capital Funding, Inc. 3.4% 6/1/23	3,274	3,157
Progress Energy, Inc. 4.4% 1/15/21	336	362
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	12,053
		146,815
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	905
7% 5/20/22	1,785	1,950
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,745	1,824
6.75% 1/15/22 (h)	645	674
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	294
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,858
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	1,009
		8,514
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18	1,655	1,746
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.:
6% 1/15/22 (h)	$ 1,115	$ 1,182
7.875% 1/15/23 (h)	2,827	3,180
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,301
10.25% 12/1/20 (h)	8,915	9,272
11% 10/1/21	4,208	4,650
12.25% 12/1/18 pay-in-kind (h)(m)	571	357
12.25% 3/1/22 (h)	14,795	17,162
GenOn Energy, Inc.:
9.5% 10/15/18	520	536
9.875% 10/15/20	1,743	1,769
NRG Energy, Inc. 6.625% 3/15/23	3,130	3,302
PSEG Power LLC 2.75% 9/15/16	1,379	1,441
The AES Corp.:
4.875% 5/15/23	445	432
7.375% 7/1/21	1,580	1,797
7.75% 10/15/15	2,618	2,880
TXU Corp.:
5.55% 11/15/14	61	18
6.5% 11/15/24	3,550	905
6.55% 11/15/34	7,200	1,836
		55,766
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	243	282
Dominion Resources, Inc.:
1.95% 8/15/16	203	208
2.5469% 9/30/66 (m)	16,925	15,632
7.5% 6/30/66 (m)	2,474	2,684
MidAmerican Energy Holdings, Co.:
2% 11/15/18 (h)	5,919	5,895
6.5% 9/15/37	1,418	1,771
National Grid PLC 6.3% 8/1/16	845	948
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,585
5.25% 9/15/17	1,120	1,255
5.4% 7/15/14	1,816	1,847
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 5,259	$ 5,971
6.4% 3/15/18	2,468	2,885
6.8% 1/15/19	2,710	3,243
PG&E Corp. 2.4% 3/1/19	791	793
Puget Energy, Inc.:
5.625% 7/15/22	3,935	4,450
6% 9/1/21	691	797
Sempra Energy:
2% 3/15/14	1,950	1,951
2.3% 4/1/17	5,903	6,067
2.875% 10/1/22	2,361	2,247
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	3,876	3,963
		65,474
TOTAL UTILITIES		276,569
TOTAL NONCONVERTIBLE BONDS		2,994,040
TOTAL CORPORATE BONDS (Cost $2,870,975)		3,012,583
U.S. Treasury Obligations - 4.8%

U.S. Treasury Bonds:
3.625% 2/15/44	8,934	8,990
3.75% 11/15/43 (s)	80,861	83,287
U.S. Treasury Notes:
0.375% 1/31/16	304,419	304,847
1.5% 1/31/19 (l)(f)	712,949	713,252
2.75% 11/15/23	21,579	21,808
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,126,114)		1,132,184
U.S. Government Agency - Mortgage Securities - 2.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.3%
2.303% 6/1/36 (m)	$ 126	$ 132
2.5% 10/1/28	4,976	5,010
2.5% 3/1/29 (j)	10,100	10,150
2.5% 3/1/29 (j)	6,500	6,532
2.5% 3/1/44 (j)	2,200	2,045
2.643% 7/1/37 (m)	262	278
3% 5/1/27 to 1/1/44	52,150	50,718
3% 3/1/44 (j)	6,400	6,216
3% 3/1/44 (j)	2,600	2,525
3% 3/1/44 (j)	2,600	2,525
3.5% 3/1/22 to 1/1/44	218,753	219,432
3.5% 3/1/44 (j)	40,100	40,644
3.5% 3/1/44 (j)	3,800	3,852
3.5% 3/1/44 (j)	3,800	3,852
3.5% 3/1/44 (j)	11,200	11,352
4% 2/1/35 to 1/1/44	31,857	33,460
4% 3/1/44 (j)	8,700	9,117
4% 3/1/44 (j)	3,500	3,668
4% 3/1/44 (j)	6,100	6,393
4% 3/1/44 (j)	13,200	13,833
4% 3/1/44 (j)	2,600	2,725
4.5% 11/1/19 to 8/1/41	9,920	10,656
4.5% 3/1/44 (j)	25,000	26,850
4.5% 3/1/44 (j)	8,000	8,592
5% 3/1/44 (j)	23,600	25,848
5% 3/1/44 (j)	2,800	3,067
5.5% 3/1/44 (j)	16,350	18,040
5.5% 3/1/44 (j)	4,200	4,634
6% 7/1/35 to 8/1/37	3,892	4,351
6.5% 7/1/32 to 8/1/36	634	718
TOTAL FANNIE MAE		537,215
Freddie Mac - 0.1%
3.064% 10/1/35 (m)	169	180
3.5% 6/1/42 to 10/1/43	11,040	11,049
4% 6/1/24 to 9/1/25	3,113	3,322
5% 3/1/19	1,521	1,611
5.5% 1/1/38	813	895
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 388	$ 430
6.5% 3/1/36	2,301	2,634
TOTAL FREDDIE MAC		20,121
Ginnie Mae - 0.1%
4% 8/15/39 to 5/15/43	2,129	2,262
4% 3/1/44 (j)	6,200	6,574
4% 3/1/44 (j)	5,700	6,044
5% 3/1/44 (j)	1,200	1,319
5.5% 6/15/35 to 9/15/39	3,485	3,914
6% 2/15/34	5,046	5,810
TOTAL GINNIE MAE		25,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $582,204)		583,259
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (m)	504	447
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (m)	241	224
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,271
Class D, 3.31% 10/8/19	770	800
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (m)	45	40
Series 2004-R2 Class M3, 0.9805% 4/25/34 (m)	68	36
Series 2005-R2 Class M1, 0.6055% 4/25/35 (m)	801	792
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (m)	36	34
Series 2004-W11 Class M2, 1.2055% 11/25/34 (m)	426	386
Series 2004-W7 Class M1, 0.9805% 5/25/34 (m)	1,108	1,021
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (m)	922	288
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (m)	1,526	1,428
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (m)	21	0*
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (h)(m)	114	45
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (m)	$ 1,368	$ 791
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (h)	890	890
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (m)	70	54
Series 2004-4 Class M2, 0.9505% 6/25/34 (m)	312	294
Series 2004-7 Class AF5, 5.37% 1/25/35	1,993	2,099
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (m)	30	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (m)	221	176
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (m)	12	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (m)	720	588
Class M4, 1.1755% 1/25/35 (m)	264	105
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (h)(m)	2,160	1,796
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (h)(m)	44	41
Series 2006-2A:
Class A, 0.3345% 11/15/34 (h)(m)	764	701
Class B, 0.4345% 11/15/34 (h)(m)	276	234
Class C, 0.5345% 11/15/34 (h)(m)	458	386
Class D, 0.9045% 11/15/34 (h)(m)	175	146
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (h)(m)	511	511
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (m)	224	214
Series 2003-3 Class M1, 1.4455% 8/25/33 (m)	406	381
Series 2003-5 Class A2, 0.8555% 12/25/33 (m)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (m)	1,137	561
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (m)	2,497	124
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (m)	1,021	1,006
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (m)	239	237
Series 2006-A Class 2C, 1.3959% 3/27/42 (m)	2,016	319
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (m)	364	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (m)	94	81
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (m)	$ 351	$ 301
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (m)	566	551
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (m)	1,620	1,538
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (m)	44	44
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (m)	303	280
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (m)	185	89
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (m)	1,083	908
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (e)(h)(m)	429	0
Series 2006-1A Class A, 1.554% 3/20/11 (e)(h)(m)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (m)	405	362
Class M4, 1.6055% 9/25/34 (m)	519	292
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (m)	1,120	921
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (m)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (m)	771	650
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (m)	785	677
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (m)	39	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (m)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(m)	1,530	344
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (h)(m)	1,358	1,314
TOTAL ASSET-BACKED SECURITIES (Cost $20,834)		26,933
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.3%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (m)	$ 1,078	$ 1,067
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (h)	3,249	3,168
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (m)	635	639
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.224% 12/20/54 (h)(m)	5,141	5,082
Class A5, 0.294% 12/20/54 (h)(m)	3,827	3,788
Series 2006-2 Class A4, 0.234% 12/20/54 (m)	1,534	1,517
Series 2006-3:
Class A3, 0.234% 12/20/54 (m)	739	730
Class A7, 0.354% 12/20/54 (m)	803	795
Class M2, 0.714% 12/20/54 (m)	4,540	4,328
Series 2006-4:
Class A4, 0.254% 12/20/54 (m)	16,199	16,017
Class B1, 0.334% 12/20/54 (m)	3,154	3,067
Class M1, 0.494% 12/20/54 (m)	829	789
Series 2007-1:
Class 1B1, 0.294% 12/20/54 (m)	5,012	4,843
Class 1M1, 0.454% 12/20/54 (m)	1,114	1,062
Class 2A1, 0.294% 12/20/54 (m)	1,848	1,828
Class 2M1, 0.654% 12/20/54 (m)	1,431	1,363
Series 2007-2:
Class 1B1, 0.3145% 12/17/54 (m)	767	742
Class 2C1, 1.0145% 12/17/54 (m)	1,981	1,866
Class 3A1, 0.3345% 12/17/54 (m)	329	326
sequential payer Series 2006-3 Class B2, 0.494% 12/20/54 (m)	4,550	4,408
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (m)	326	324
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (m)	1,190	1,004
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (m)	418	319
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (m)	755	685
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (m)	1,098	1,050
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (h)(m)	$ 449	$ 413
Class B6, 3.0065% 7/10/35 (h)(m)	96	89
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (m)	21	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (m)	152	152
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.358% 9/25/36 (m)	1,680	1,480
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7955% 9/25/43 (m)	2,637	2,508
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,619)		65,470
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (m)(o)	327	9
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (m)	403	414
Series 2006-3 Class A4, 5.889% 7/10/44	670	727
Series 2006-5 Class A2, 5.317% 9/10/47	2,160	2,174
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,872
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	2,833	2,916
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	65
Series 2007-3:
Class A3, 5.6195% 6/10/49 (m)	1,511	1,510
Class A4, 5.6195% 6/10/49 (m)	1,901	2,110
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,158
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (h)(m)	33	27
Series 2005-3A:
Class A2, 0.5555% 11/25/35 (h)(m)	290	251
Class M1, 0.5955% 11/25/35 (h)(m)	38	27
Class M2, 0.6455% 11/25/35 (h)(m)	48	34
Class M3, 0.6655% 11/25/35 (h)(m)	43	30
Class M4, 0.7555% 11/25/35 (h)(m)	54	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (h)(m)	$ 754	$ 628
Class B1, 1.5555% 1/25/36 (h)(m)	62	13
Class M1, 0.6055% 1/25/36 (h)(m)	243	136
Class M2, 0.6255% 1/25/36 (h)(m)	73	39
Class M3, 0.6555% 1/25/36 (h)(m)	106	55
Class M4, 0.7655% 1/25/36 (h)(m)	59	29
Class M5, 0.8055% 1/25/36 (h)(m)	59	21
Class M6, 0.8555% 1/25/36 (h)(m)	63	18
Series 2006-1:
Class A2, 0.5155% 4/25/36 (h)(m)	120	105
Class M1, 0.5355% 4/25/36 (h)(m)	43	30
Class M2, 0.5555% 4/25/36 (h)(m)	45	31
Class M3, 0.5755% 4/25/36 (h)(m)	39	25
Class M4, 0.6755% 4/25/36 (h)(m)	22	14
Class M5, 0.7155% 4/25/36 (h)(m)	21	13
Class M6, 0.7955% 4/25/36 (h)(m)	43	23
Series 2006-2A:
Class M1, 0.4655% 7/25/36 (h)(m)	109	75
Class M2, 0.4855% 7/25/36 (h)(m)	77	51
Class M3, 0.5055% 7/25/36 (h)(m)	64	42
Class M4, 0.5755% 7/25/36 (h)(m)	43	25
Class M5, 0.6255% 7/25/36 (h)(m)	53	24
Series 2006-3A Class M4, 0.5855% 10/25/36 (h)(m)	66	10
Series 2006-4A:
Class A2, 0.4255% 12/25/36 (h)(m)	2,281	1,723
Class M1, 0.4455% 12/25/36 (h)(m)	151	103
Class M2, 0.4655% 12/25/36 (h)(m)	101	44
Class M3, 0.4955% 12/25/36 (h)(m)	103	33
Series 2007-1 Class A2, 0.4255% 3/25/37 (h)(m)	478	333
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (h)(m)	478	386
Class A2, 0.4755% 7/25/37 (h)(m)	448	307
Class M1, 0.5255% 7/25/37 (h)(m)	157	50
Class M2, 0.5655% 7/25/37 (h)(m)	86	14
Class M3, 0.6455% 7/25/37 (h)(m)	87	8
Class M4, 0.8055% 7/25/37 (h)(m)	81	2
Series 2007-3:
Class A2, 0.4455% 7/25/37 (h)(m)	463	324
Class M1, 0.4655% 7/25/37 (h)(m)	92	59
Class M2, 0.4955% 7/25/37 (h)(m)	99	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.5255% 7/25/37 (h)(m)	$ 155	$ 68
Class M4, 0.6555% 7/25/37 (h)(m)	243	58
Class M5, 0.7555% 7/25/37 (h)(m)	127	21
Class M6, 0.9555% 7/25/37 (h)(m)	30	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (h)(m)	184	22
Class M2, 1.2055% 9/25/37 (h)(m)	184	12
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(o)	1,168	47
Series 2006-3A, Class IO, 0% 10/25/36 (h)(m)(o)	20,455	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(m)(o)	3,065	188
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (h)(m)	366	359
Class F, 0.5045% 3/15/22 (h)(m)	1,440	1,368
Class G, 0.5545% 3/15/22 (h)(m)	369	340
Class H, 0.7045% 3/15/22 (h)(m)	452	402
Class J, 0.8545% 3/15/22 (h)(m)	452	393
sequential payer:
Series 2007-PW16:
Class A4, 5.7058% 6/11/40 (m)	534	602
Class AAB, 5.7058% 6/11/40 (m)	3,213	3,330
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,954
Series 2006-T22 Class A4, 5.5801% 4/12/38 (m)	113	122
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (h)(m)(o)	46,283	315
Series 2007-T28 Class X2, 0.1573% 9/11/42 (h)(m)(o)	28,415	91
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(m)	241	147
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (h)(m)	388	374
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (h)(m)(o)	1,950	27
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7071% 12/10/49 (m)	3,035	3,398
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	907
Class A4, 5.322% 12/11/49	12,448	13,740
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,019	992
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (h)(m)	$ 96	$ 96
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (h)(m)	317	315
sequential payer Series 2007-C9 Class A4, 5.7997% 12/10/49 (m)	2,018	2,282
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,032	1,124
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)	18	18
Series 2007-C3 Class A4, 5.6783% 6/15/39 (m)	355	389
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	825	917
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (h)(m)	3,254	3,069
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (m)(o)	65	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (h)(m)(o)	5	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (h)(m)	935	927
0.4245% 2/15/22 (h)(m)	506	499
Class F, 0.4745% 2/15/22 (h)(m)	1,011	990
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (m)(o)	11,241	0*
Class B, 5.487% 2/15/40 (h)(m)	1,394	194
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (h)(m)	1,376	1,375
Class A2FL, 0.8571% 12/5/31 (h)(m)	1,380	1,374
Class BFL, 1.2571% 12/5/31 (h)(m)	5,070	5,081
Class CFL, 1.6571% 12/5/31 (h)(m)	3,690	3,702
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,134
Series 2001-1 Class X1, 1.7244% 5/15/33 (h)(m)(o)	186	4
Series 2007-C1 Class XP, 0.1602% 12/10/49 (m)(o)	11,845	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (h)(m)	343	341
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 28,618	$ 31,547
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (h)(m)(o)	13,525	26
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	120	120
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (h)(m)(o)	196,352	8,056
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,580	2,824
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)	1,180	1,198
Class DFX, 4.4065% 11/5/30 (h)	8,480	8,660
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (h)(m)	391	383
Class C, 0.3645% 11/15/18 (h)(m)	277	270
Class D, 0.3845% 11/15/18 (h)(m)	122	117
Class E, 0.4345% 11/15/18 (h)(m)	176	168
Class F, 0.4845% 11/15/18 (h)(m)	265	251
Class G, 0.5145% 11/15/18 (h)(m)	230	218
Class H, 0.6545% 11/15/18 (h)(m)	176	165
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	51	51
Class A4, 5.429% 12/12/43	2,200	2,378
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,512	8,192
Class A4, 5.399% 5/15/45	576	627
Series 2006-LDP9 Class A3, 5.336% 5/15/47	15,032	16,498
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (m)	3,228	3,604
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (m)	835	840
Class A4, 5.8134% 6/15/49 (m)	31,964	35,648
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,834	16,401
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (m)	1,230	1,344
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (m)	78	25
Class C, 5.7093% 2/12/49 (m)	204	43
Class D, 5.7093% 2/12/49 (m)	214	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	$ 75	$ 13
Class ES, 5.7261% 1/15/49 (h)(m)	472	22
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (m)	743	834
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (m)	12	8
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	449
Series 2006-C7 Class A2, 5.3% 11/15/38	471	488
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,024
Series 2007-C2 Class A3, 5.43% 2/15/40	1,636	1,809
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,133	1,222
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,395	1,590
Class XCP, 0.2771% 9/15/45 (m)(o)	53,192	131
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (h)(m)	201	200
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (h)(m)	793	712
Series 2007-C1 Class A4, 5.8409% 6/12/50 (m)	3,452	3,885
Series 2008-C1 Class A4, 5.69% 2/12/51	1,920	2,151
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (m)	45	45
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	392	403
Series 2007-5:
Class A4, 5.378% 8/12/48	7,455	8,126
Class B, 5.479% 8/12/48	2,736	1,132
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	7,400	8,193
Series 2007-7 Class A4, 5.7439% 6/12/50 (m)	3,192	3,561
Series 2006-4 Class XP, 0.618% 12/12/49 (m)(o)	12,487	67
Series 2007-6 Class B, 5.635% 3/12/51 (m)	912	219
Series 2007-7 Class B, 5.7439% 6/12/50 (m)	79	3
Series 2007-8 Class A3, 5.8943% 8/12/49 (m)	787	885
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (h)(m)	272	204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (h)(m)	$ 523	$ 508
Class D, 0.345% 10/15/20 (h)(m)	507	489
Class E, 0.405% 10/15/20 (h)(m)	634	609
Class F, 0.455% 10/15/20 (h)(m)	380	362
Class G, 0.495% 10/15/20 (h)(m)	470	450
Class H, 0.585% 10/15/20 (h)(m)	296	273
Class J, 0.735% 10/15/20 (h)(m)	171	74
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	104	107
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (m)	237	253
Series 2006-T23 Class A3, 5.8071% 8/12/41 (m)	466	471
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,368	1,516
Class AAB, 5.654% 4/15/49	1,716	1,784
Class B, 5.7406% 4/15/49 (m)	224	47
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	50
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (h)(m)	1,087	1,080
Class G, 0.5145% 9/15/21 (h)(m)	1,351	1,324
Class J, 0.7545% 9/15/21 (h)(m)	300	264
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (h)(m)	3,171	2,893
Class LXR1, 0.8545% 6/15/20 (h)(m)	112	106
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	17,330
Series 2007-C31:
Class A4, 5.509% 4/15/47	42,116	46,004
Class A5, 5.5% 4/15/47	16,000	17,782
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (m)	23,060	25,445
Class A5, 5.9216% 2/15/51 (m)	10,259	11,573
Series 2005-C19 Class B, 4.892% 5/15/44	912	941
Series 2005-C22:
Class B, 5.3811% 12/15/44 (m)	2,022	1,985
Class F, 5.3811% 12/15/44 (h)(m)	1,521	365
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	5,381
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)	7,976	8,719
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	$ 2,736	$ 2,485
Class D, 5.513% 12/15/43 (m)	1,459	949
Class XP, 0.4783% 12/15/43 (h)(m)(o)	6,938	1
Series 2007-C31 Class C, 5.672% 4/15/47 (m)	251	208
Series 2007-C31A Class A2, 5.421% 4/15/47	2,929	2,930
Series 2007-C32:
Class D, 5.7499% 6/15/49 (m)	685	309
Class E, 5.7499% 6/15/49 (m)	1,080	365
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $387,276)		418,824
Municipal Securities - 1.0%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	1,700	1,733
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,473
7.3% 10/1/39	16,765	22,558
7.5% 4/1/34	7,195	9,764
7.55% 4/1/39	14,205	19,746
7.6% 11/1/40	16,125	22,733
7.625% 3/1/40	2,445	3,410
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,223
Series 2010 C1, 7.781% 1/1/35	6,325	7,526
Series 2012 B, 5.432% 1/1/42	1,595	1,419
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,040
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	36,090	35,471
Series 2010, 4.421% 1/1/15	4,050	4,175
Series 2010-1, 6.63% 2/1/35	15,425	17,050
Series 2010-3:
5.547% 4/1/19	155	170
6.725% 4/1/35	7,505	8,359
7.35% 7/1/35	4,495	5,252
Series 2011:
4.961% 3/1/16	495	526
5.665% 3/1/18	7,060	7,834
5.877% 3/1/19	15,075	16,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2013:
1.28% 12/1/15	$ 4,270	$ 4,301
4% 12/1/20	6,040	6,058
TOTAL MUNICIPAL SECURITIES (Cost $225,247)		229,736
Foreign Government and Government Agency Obligations - 0.3%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)	5,555	5,659
5.75% 9/26/23 (h)	5,082	5,177
Brazilian Federative Republic:
4.25% 1/7/25	10,600	10,203
5.625% 1/7/41	5,390	5,296
Italian Republic:
3.125% 1/26/15	9,149	9,332
4.5% 1/21/15	6,859	7,081
4.75% 1/25/16	6,870	7,327
5.375% 6/12/17	4,115	4,526
Russian Federation 3.25% 4/4/17 (h)	800	837
United Mexican States:
3.5% 1/21/21	5,500	5,569
4% 10/2/23	12,328	12,482
4.75% 3/8/44	5,572	5,196
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $78,279)		78,685
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (m)	323	322
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (m)	$ 223	$ 223
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)	294	289
		512
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (m)	375	381
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)(m)	8,755	6,829
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (m)	259	264
5.5% 11/21/19 (m)	111	113
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)	600	629
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (m)	1,005	961
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (m)	1,641	1,649
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (m)	8,109	8,152
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)	634	633
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (m)	215	219
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (m)	145	146
Station Casinos LLC Tranche B, term loan 5% 3/1/20 (m)	1,708	1,708
		21,684
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (m)	1,702	1,711
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (m)	190	190
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (m)	3,390	3,407
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (m)	172	173
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (m)	$ 1,005	$ 1,015
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (m)	3,640	3,681
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (m)	490	492
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (m)	4,269	4,291
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (m)	740	743
		13,992
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B LN, term loan 2/28/21 (q)	315	314
TOTAL CONSUMER DISCRETIONARY		38,535
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (m)	799	803
Tranche 2 LN2, term loan 4.875% 6/21/21 (m)	3,850	3,927
Tranche 2LN, term loan 5.75% 8/21/20 (m)	125	128
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (m)	199	200
		5,058
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (m)	234	234
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)	1,960	1,962
TOTAL CONSUMER STAPLES		7,254
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (m)	3,135	3,202
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (m)	$ 7,740	$ 8,069
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (m)	1,726	1,759
		13,030
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (m)	3,405	3,384
Delos Finance SARL Tranche B LN, term loan 2/27/21 (q)	1,780	1,787
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (m)	250	250
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)	395	397
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (m)	55	55
Tranche M, term loan 4.25% 12/16/20 (m)	20	21
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (m)	1,621	1,629
		7,523
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)	1,221	1,218
TOTAL FINANCIALS		8,741
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Accellent, Inc. Tranche B 1 LN, term loan 2/21/21 (q)	2,050	2,053
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 3/20/20 (m)	2,260	2,260
Tranche B 1LN, term loan 4.5% 9/20/19 (m)	2,040	2,040
		6,353
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (m)	810	817
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 1/23/21 (q)	1,350	1,347
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (m)	$ 65	$ 65
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (m)	275	275
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (m)	1,800	1,800
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (m)	120	122
		2,262
TOTAL HEALTH CARE		10,779
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)	418	420
Tranche B 2LN, term loan 8.25% 11/30/20 (m)	355	361
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (m)	90	90
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (m)	150	153
		1,024
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (m)	250	252
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (m)	2,210	2,282
Tranche B 2LN, term loan 4% 7/10/20 (m)	795	802
		3,084
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (m)	185	188
TOTAL INDUSTRIALS		4,548
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.25% 1/31/20 (m)	$ 295	$ 297
SafeNet, Inc. Tranche 2LN, term loan 8.25% 4/12/15 (m)	4,500	4,466
		4,763
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)	650	648
IT Services - 0.1%
First Data Corp. term loan 4.1555% 3/24/18 (m)	9,900	9,925
Software - 0.0%
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (m)	70	71
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (m)	2,145	2,166
Tranche B 1LN, term loan 4.5% 10/30/19 (m)	1,168	1,174
		3,411
TOTAL INFORMATION TECHNOLOGY		18,747
MATERIALS - 0.0%
Chemicals - 0.0%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (m)	1,190	1,214
Tranche B 1LN, term loan 5.5% 7/31/18 (m)	124	126
		1,340
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)	1,180	1,179
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (m)	1,845	1,862
TOTAL MATERIALS		4,381
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (m)	5,780	5,925
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)	$ 471	$ 484
Fibertech Networks, LLC Tranche B 1LN, term loan 12/20/19 (q)	120	120
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (m)	125	128
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (m)	41	42
		6,699
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)	950	956
TOTAL TELECOMMUNICATION SERVICES		7,655
UTILITIES - 0.0%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)	487	485
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (m)	742	752
TOTAL UTILITIES		1,237
TOTAL BANK LOAN OBLIGATIONS (Cost $113,707)		114,907
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $689)	680	706
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. 5.2% (i)(m)	1,665	1,587
Citigroup, Inc.:
5.35% (i)(m)	11,740	11,191
5.9% (i)(m)	5,610	5,569
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.95% (i)(m)	$ 2,950	$ 2,928
JPMorgan Chase & Co. 5.15% (i)(m)	5,940	5,715
MUFG Capital Finance 1 Ltd. 6.346% (i)(m)	996	1,088
TOTAL PREFERRED SECURITIES (Cost $28,792)		28,078
Fixed-Income Funds - 3.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (n) (Cost $748,240)	7,402,448	793,024
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (b)	607,181,812	607,182
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(d)	33,874,340	33,874
TOTAL MONEY MARKET FUNDS (Cost $641,056)		641,056
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (c) (Cost $599,480)	$ 599,482	$ 599,480
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $19,400,516)		24,373,370
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(788,684)
NET ASSETS - 100%		$ 23,584,686
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44	$ (3,000)	(2,914)
3% 3/1/44	(2,600)	(2,525)
3.5% 3/1/44	(3,800)	(3,852)
3.5% 3/1/44	(3,800)	(3,852)
3.5% 3/1/44	(5,200)	(5,270)
4% 3/1/44	(4,000)	(4,192)
4% 3/1/44	(7,300)	(7,650)
4% 3/1/44	(5,700)	(5,973)
TOTAL TBA SALE COMMITMENTS (Proceeds $36,046)		$ (36,228)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	$ 949	$ (879)	$ 0	$ (879)
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	1,105	(1,024)	0	(1,024)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,387	(1,285)	0	(1,285)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,137	(1,053)	0	(1,053)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	$ 261	$ (241)	$ 0	$ (241)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,137	(1,053)	0	(1,053)
TOTAL CREDIT DEFAULT SWAPS						$ (5,535)	$ 0	$ (5,535)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $728,075,000 or 3.1% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security sold on a delayed delivery basis.
(l) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,941,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $243,216,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 12,247
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 3,481
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Mobileye NV Series F	8/15/13 - 12/2/13	$ 12,982
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999

(s) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $72,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$599,480,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 594,228
Mizuho Securities USA, Inc.	5,252
$ 599,480
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 182
Fidelity Mortgage Backed Securities Central Fund	11,406
Fidelity Securities Lending Cash Central Fund	557
Total	$ 12,145
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,242,061	$ 11,406	$ 480,095	$ 793,024	7.8%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 6,724	$ -	$ -	$ -	$ 5,213
TherapeuticsMD, Inc.	17,941	-	15,235	-	-
Total	$ 24,665	$ -	$ 15,235	$ -	$ 5,213
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,301,646	$ 2,095,188	$ -	$ 206,458
Consumer Staples	1,331,297	1,212,017	119,280	-
Energy	1,208,541	1,208,541	-	-
Financials	2,597,055	2,580,262	8,728	8,065
Health Care	2,864,355	2,864,355	-	-
Industrials	1,724,816	1,722,939	-	1,877
Information Technology	3,535,301	3,520,091	2,228	12,982
Materials	658,500	658,500	-	-
Telecommunication Services	226,385	192,525	33,860	-
Utilities	200,538	200,538	-	-
Corporate Bonds	3,012,583	-	2,996,695	15,888
U.S. Government and Government Agency Obligations	1,132,184	-	1,132,184	-
U.S. Government Agency - Mortgage Securities	583,259	-	583,259	-
Asset-Backed Securities	26,933	-	24,683	2,250
Collateralized Mortgage Obligations	65,470	-	64,968	502
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 418,824	$ -	$ 417,741	$ 1,083
Municipal Securities	229,736	-	229,736	-
Foreign Government and Government Agency Obligations	78,685	-	78,685	-
Bank Loan Obligations	114,907	-	108,078	6,829
Bank Notes	706	-	706	-
Preferred Securities	28,078	-	28,078	-
Fixed-Income Funds	793,024	793,024	-	-
Other	11	-	-	11
Money Market Funds	641,056	641,056	-	-
Cash Equivalents	599,480	-	599,480	-
Total Investments in Securities:	$ 24,373,370	$ 17,689,036	$ 6,428,389	$ 255,945
Derivative Instruments:
Liabilities
Swaps	$ (5,535)	$ -	$ (5,535)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (36,228)	$ -	$ (36,228)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 245,076
Net Realized Gain (Loss) on Investment Securities	371
Net Unrealized Gain (Loss) on Investment Securities	12,026
Cost of Purchases	12,633
Proceeds of Sales	(8,913)
Amortization/Accretion	260
Transfers into Level 3	1,166
Transfers out of Level 3	(6,674)
Ending Balance	$ 255,945
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2014	$ 7,958

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (5,535)
Total Value of Derivatives	$ -	$ (5,535)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	10.9%
AAA,AA,A	4.4%
BBB	8.2%
BB	1.6%
B	1.4%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.5%
Equities	70.5%
Short-Term Investments and Net Other Assets	1.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Amount represents less than 0.1%
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
Ireland	1.7%
United Kingdom	1.2%
Others (Individually Less Than 1%)	8.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $620,342 and repurchase agreements of $599,480) - See accompanying schedule: Unaffiliated issuers (cost $17,995,462)	$ 22,934,077
Fidelity Central Funds (cost $1,389,296)	1,434,080
Other affiliated issuers (cost $15,758)	5,213
Total Investments (cost $19,400,516)		$ 24,373,370
Cash		216
Receivable for investments sold Regular delivery		414,884
Delayed delivery		417
Receivable for TBA sale commitments		36,046
Receivable for swaps		1
Receivable for fund shares sold		16,971
Dividends receivable		30,841
Interest receivable		51,876
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		35
Receivable from investment adviser for expense reductions		6
Other receivables		1,082
Total assets		24,925,785

Liabilities
Payable for investments purchased Regular delivery	$ 414,132
Delayed delivery	227,124
TBA sale commitments, at value	36,228
Payable for swaps	190
Payable for fund shares redeemed	12,979
Bi-lateral OTC swaps, at value	5,535
Accrued management fee	7,712
Other affiliated payables	2,445
Other payables and accrued expenses	1,400
Collateral on securities loaned, at value	633,354
Total liabilities		1,341,099

Net Assets		$ 23,584,686
Net Assets consist of:
Paid in capital		$ 17,971,845
Undistributed net investment income		106,630
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		539,143
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,967,068
Net Assets		$ 23,584,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014

Puritan: Net Asset Value, offering price and redemption price per share ($17,793,272 ÷ 813,284 shares)	$ 21.88

Class K: Net Asset Value, offering price and redemption price per share ($5,791,414 ÷ 264,795 shares)	$ 21.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2014

Investment Income
Dividends		$ 111,758
Special dividends		26,052
Interest		112,976
Income from Fidelity Central Funds		12,145
Total income		262,931

Expenses
Management fee	$ 45,088
Transfer agent fees	13,527
Accounting and security lending fees	1,048
Custodian fees and expenses	223
Independent trustees' compensation	47
Appreciation in deferred trustee compensation account	1
Registration fees	99
Audit	151
Legal	73
Miscellaneous	75
Total expenses before reductions	60,332
Expense reductions	(265)	60,067
Net investment income (loss)		202,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,043,717
Fidelity Central Funds	1,815
Other affiliated issuers	9,369
Foreign currency transactions	(491)
Swaps	(2,263)
Total net realized gain (loss)		1,052,147
Change in net unrealized appreciation (depreciation) on: Investment securities	1,636,232
Assets and liabilities in foreign currencies	(67)
Swaps	2,259
Delayed delivery commitments	(2,210)
Total change in net unrealized appreciation (depreciation)		1,636,214
Net gain (loss)		2,688,361
Net increase (decrease) in net assets resulting from operations		$ 2,891,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 202,864	$ 372,321
Net realized gain (loss)	1,052,147	1,511,084
Change in net unrealized appreciation (depreciation)	1,636,214	305,097
Net increase (decrease) in net assets resulting from operations	2,891,225	2,188,502
Distributions to shareholders from net investment income	(176,846)	(353,018)
Distributions to shareholders from net realized gain	(1,699,060)	(355,229)
Total distributions	(1,875,906)	(708,247)
Share transactions - net increase (decrease)	1,405,686	(49,273)
Total increase (decrease) in net assets	2,421,005	1,430,982

Net Assets
Beginning of period	21,163,681	19,732,699
End of period (including undistributed net investment income of $106,630 and undistributed net investment income of $80,612, respectively)	$ 23,584,686	$ 21,163,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) D	.19 G	.36	.38	.35	.40	.45
Net realized and unrealized gain (loss)	2.55	1.79	1.78	1.93	.75	(2.00)
Total from investment operations	2.74	2.15	2.16	2.28	1.15	(1.55)
Distributions from net investment income	(.17)	(.35)	(.35)	(.36)	(.39)	(.44)
Distributions from net realized gain	(1.68)	(.35)	-	- I	(.01)	(.02)
Total distributions	(1.84) L	(.70)	(.35)	(.37) K	(.40)	(.46) J
Net asset value, end of period	$ 21.88	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Total Return B, C	13.83%	11.29%	12.35%	14.38%	7.61%	(8.76)%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.58%	.59%	.60%	.61%	.67%
Expenses net of fee waivers, if any	.56% A	.58%	.59%	.60%	.61%	.67%
Expenses net of all reductions	.56% A	.57%	.59%	.59%	.61%	.67%
Net investment income (loss)	1.78% A, G	1.79%	2.03%	1.96%	2.48%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 17,793	$ 15,934	$ 15,472	$ 15,420	$ 15,054	$ 16,111
Portfolio turnover rate F	154% A	229% M	141%	154% M	104%	116% M

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

K Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

L Total distributions of $1.84 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $1.675 per share.

M The portfolio turnover excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) D	.20 G	.39	.40	.38	.42	.46
Net realized and unrealized gain (loss)	2.55	1.79	1.77	1.93	.74	(1.99)
Total from investment operations	2.75	2.18	2.17	2.31	1.16	(1.53)
Distributions from net investment income	(.18)	(.37)	(.37)	(.39)	(.41)	(.47)
Distributions from net realized gain	(1.68)	(.35)	-	- I	(.01)	(.02)
Total distributions	(1.86)	(.72)	(.37)	(.39)	(.42)	(.48) J
Net asset value, end of period	$ 21.87	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Total Return B, C	13.84%	11.48%	12.43%	14.59%	7.69%	(8.59)%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46% A	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.88% A, G	1.90%	2.15%	2.09%	2.61%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 5,791	$ 5,230	$ 4,261	$ 3,211	$ 2,280	$ 1,469
Portfolio turnover rate F	154% A	229% K	141%	154% K	104%	116% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/28/14 (000)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 380	Discounted cash flow	Yield	6.8%	Decrease
		Expected distribution	Recovery rate	0% - 22.5% / 22.5%	Decrease
Bank Loan Obligations	$ 6,829	Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	7.0	Increase
Collateralized Mortgage Obligations	$ 502	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 881	Discounted cash flow	Yield	9% - 20.3% / 12.1%	Decrease
		Expected distribution	Recovery rate	0% - 70% / 69.9%	Decrease
		Market comparable	Quoted price	$ 38.56	Increase

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 02/28/14 (000)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 154,361	Expected distribution	Recovery rate	0% - 1% / 1.0%	Decrease
		Last transaction price	Transaction price	$ 71.14	Increase
		Market comparable	Discount rate	20.0%	Decrease
			EV/EBITDA multiple	7.5 - 20.6 / 13.7	Increase
		Parity	Recovery rate	1.3%	Decrease
		Stern warrant model	Discount rate	30.0%	Decrease
Corporate Bonds	$ 15,888	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Decrease
		Last transaction price	Transaction price	$ 100.00	Increase
Preferred Stocks	$ 74,785	Last transaction price	Transaction price	$4.62 - $34.90 / $26.48	Increase
		Market comparable	Discount rate	25.0%	Decrease
			EV/EBITDA multiple	14.2	Increase
			EV/Sales multiple	2.0 - 3.0 / 2.62	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, equity-debt classifications, partnerships (including

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,101,822
Gross unrealized depreciation	(171,896)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,929,926

Tax cost	$ 19,443,444

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (2,263)	$ 2,259

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,358,904 and $8,091,914, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 12,269.15
Class K	1,258.05
	$ 13,527

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $128 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or

Semiannual Report

7. Committed Line of Credit - continued

emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $160. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $557 (including $161 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $170 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $95.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Puritan	$ 130,857	$ 267,070
Class K	45,989	85,948
Total	$ 176,846	$ 353,018
From net realized gain
Puritan	$ 1,279,703	$ 276,687
Class K	419,357	78,542
Total	$ 1,699,060	$ 355,229

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Puritan
Shares sold	44,943	78,846	$ 953,021	$ 1,597,567
Reinvestment of distributions	65,506	26,262	1,342,950	515,763
Shares redeemed	(56,615)	(138,032)	(1,202,094)	(2,782,293)
Net increase (decrease)	53,834	(32,924)	$ 1,093,877	$ (668,963)
Class K
Shares sold	21,460	68,604	$ 455,370	$ 1,385,671
Reinvestment of distributions	22,709	8,366	465,346	164,490
Shares redeemed	(28,696)	(45,907)	(608,907)	(930,471)
Net increase (decrease)	15,473	31,063	$ 311,809	$ 619,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2014 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-USAN-0414
1.789289.110

Fidelity®

Puritan®

Fund -
Class K

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Puritan	.56%
Actual		$ 1,000.00	$ 1,138.30	$ 2.97
Hypothetical A		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,138.40	$ 2.44
Hypothetical A		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	2.4	1.7
Apple, Inc.	2.2	2.4
Bank of America Corp.	1.5	1.6
Facebook, Inc. Class A	1.5	0.5
JPMorgan Chase & Co.	1.4	1.5
	9.0
Top Five Bond Issuers as of February 28, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.8	5.5
Fannie Mae	4.0	4.7
Freddie Mac	1.0	1.3
Ginnie Mae	0.8	1.6
Verizon Communications, Inc.	0.8	0.0
	11.4
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.1	18.1
Information Technology	15.5	13.1
Health Care	12.9	12.2
Consumer Discretionary	11.1	13.6
Industrials	8.0	5.6
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks 70.2%		Stocks 68.9%
	Bonds 27.1%		Bonds 29.6%
	Convertible Securities 0.4%		Convertible Securities 0.5%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.6%	** Foreign investments	11.2%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 70.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Delphi Automotive PLC	44,893	$ 2,989
Johnson Controls, Inc.	1,000,800	49,440
		52,429
Automobiles - 0.2%
General Motors Co.	193,833	7,017
General Motors Co.:
warrants 7/10/16 (a)	5,412	146
warrants 7/10/19 (a)	5,412	100
Motors Liquidation Co. GUC Trust (a)	28,150	883
Tesla Motors, Inc. (a)	167,700	41,055
		49,201
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	1,945	3
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	150,000	4,224
Dunkin' Brands Group, Inc.	1,148,000	59,317
Las Vegas Sands Corp.	510,100	43,486
PB Investor I LLC	9,088	17
Starbucks Corp.	1,651,300	117,176
Station Holdco LLC (a)(p)(r)	1,194,419	2,281
Station Holdco LLC:
unit (p)(r)	2,660	0*
warrants 6/15/18 (a)(p)(r)	75,658	9
Vail Resorts, Inc.	713,827	50,196
Wyndham Worldwide Corp.	1,027,300	74,870
		351,576
Household Durables - 0.2%
Lennar Corp. Class A	441,600	19,377
PulteGroup, Inc.	1,148,000	24,097
		43,474
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	400,900	145,166
HomeAway, Inc. (a)	759,400	34,834
Netflix, Inc. (a)	63,900	28,476
priceline.com, Inc. (a)	104,300	140,684
Spotify Technology SA (r)	15,765	19,198
		368,358
Media - 3.3%
CBS Corp. Class B	2,066,500	138,621
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	$ 256,790
Cumulus Media, Inc. Class A (a)	398,000	2,611
DreamWorks Animation SKG, Inc. Class A (a)	547,000	16,361
ITV PLC	10,579,000	35,767
Legend Pictures LLC (a)(p)(r)	49,141	88,601
Lions Gate Entertainment Corp.	1,339,600	41,193
Publicis Groupe SA	492,200	46,742
The Walt Disney Co.	284,190	22,965
Time Warner Cable, Inc.	486,900	68,336
Tribune Co. Class A (a)	13,773	1,092
Twenty-First Century Fox, Inc. Class A	304,728	10,221
Vertis Holdings, Inc. (a)	1,934	0
Viacom, Inc. Class B (non-vtg.)	712,500	62,508
		791,808
Specialty Retail - 1.2%
Home Depot, Inc.	2,362,400	193,788
TJX Companies, Inc.	1,513,300	93,007
		286,795
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	1,331,100	37,518
C. Wonder LLC (a)(p)(r)	619,047	19,500
lululemon athletica, Inc. (a)	537,200	27,027
Michael Kors Holdings Ltd. (a)	200,961	19,700
NIKE, Inc. Class B	1,421,300	111,288
Ralph Lauren Corp.	218,400	35,180
Tory Burch LLC (a)(p)(r)	324,840	23,111
		273,324
TOTAL CONSUMER DISCRETIONARY		2,216,968
CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Beam, Inc.	872,600	72,391
Coca-Cola Enterprises, Inc.	1,680,900	79,137
Monster Beverage Corp. (a)	975,000	72,150
The Coca-Cola Co.	1,314,200	50,202
		273,880
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	753,600	88,020
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	2,250,500	$ 164,602
Kroger Co.	2,007,600	84,199
Walgreen Co.	1,546,200	105,064
		441,885
Food Products - 0.7%
Bunge Ltd.	833,000	66,315
Green Mountain Coffee Roasters, Inc.	446,500	49,017
The Hershey Co.	239,100	25,302
WhiteWave Foods Co. (a)	746,300	21,120
		161,754
Household Products - 0.7%
Procter & Gamble Co.	2,005,100	157,721
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	922,700	63,519
L'Oreal SA	235,600	39,918
		103,437
Tobacco - 0.8%
Japan Tobacco, Inc.	3,745,100	119,280
Lorillard, Inc.	1,494,900	73,340
		192,620
TOTAL CONSUMER STAPLES		1,331,297
ENERGY - 5.1%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	675,516	35,573
Halliburton Co.	1,970,700	112,330
Noble Corp.	614,900	19,093
Ocean Rig UDW, Inc. (United States) (a)	944,200	16,439
Schlumberger Ltd.	1,700,500	158,147
		341,582
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	1,035,600	87,156
Apache Corp.	20,614	1,634
Cabot Oil & Gas Corp.	2,122,500	74,288
Chevron Corp.	1,577,900	181,979
Cimarex Energy Co.	179,500	20,770
ConocoPhillips Co.	1,674,500	111,354
EOG Resources, Inc.	697,700	132,158
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EP Energy Corp.	110,000	$ 2,049
EQT Corp.	217,900	22,289
Marathon Petroleum Corp.	423,000	35,532
Noble Energy, Inc.	337,577	23,212
Occidental Petroleum Corp.	332,658	32,108
Phillips 66 Co.	636,900	47,678
Pioneer Natural Resources Co.	138,700	27,904
Suncor Energy, Inc. (f)	424,300	13,998
The Williams Companies, Inc.	105,000	4,337
Valero Energy Corp.	1,011,100	48,513
		866,959
TOTAL ENERGY		1,208,541
FINANCIALS - 10.9%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	1,284,200	41,338
BlackRock, Inc. Class A	210,200	64,077
Carlyle Group LP	41,800	1,516
Evercore Partners, Inc. Class A	639,194	35,565
Invesco Ltd.	1,732,800	59,435
The Blackstone Group LP	2,595,500	86,560
		288,491
Commercial Banks - 2.5%
First Republic Bank	50,000	2,599
M&T Bank Corp. (f)	457,400	53,328
Prosperity Bancshares, Inc.	547,627	34,670
SunTrust Banks, Inc.	2,158,500	81,332
TCF Financial Corp.	1,258,400	20,285
U.S. Bancorp	3,095,400	127,345
Wells Fargo & Co.	6,041,940	280,467
		600,026
Consumer Finance - 1.3%
American Express Co.	1,420,800	129,691
Capital One Financial Corp.	1,592,500	116,937
Discover Financial Services	185,000	10,615
SLM Corp.	2,315,700	55,438
		312,681
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.9%
Bank of America Corp.	21,340,500	$ 352,758
Berkshire Hathaway, Inc. Class B (a)	270,200	31,284
Citigroup, Inc.	3,933,940	191,308
JPMorgan Chase & Co.	5,915,823	336,137
		911,487
Insurance - 1.5%
ACE Ltd.	1,130,600	110,652
American International Group, Inc.	541,600	26,955
MetLife, Inc.	2,501,300	126,741
The Travelers Companies, Inc.	975,000	81,744
		346,092
Real Estate Investment Trusts - 0.5%
Altisource Residential Corp. Class B	297,800	8,511
American Tower Corp.	1,203,600	98,057
		106,568
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	48,000	2,278
TOTAL FINANCIALS		2,567,623
HEALTH CARE - 12.1%
Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc.	2,068,004	58,524
Acceleron Pharma, Inc.	130,400	6,120
Actelion Ltd.	349,071	37,011
Alexion Pharmaceuticals, Inc. (a)	677,100	119,711
Amgen, Inc.	1,893,200	234,795
Biogen Idec, Inc. (a)	614,000	209,178
Cubist Pharmaceuticals, Inc. (a)	470,200	37,390
Cubist Pharmaceuticals, Inc. rights (a)	635,000	464
Dicerna Pharmaceuticals, Inc.	239,000	8,776
Genmab A/S (a)	466,200	21,057
Geron Corp. (a)	3,141,000	14,935
Gilead Sciences, Inc. (a)	2,715,300	224,800
Grifols SA ADR	2,138,380	89,983
Macrogenics, Inc.	226,200	7,917
Medivation, Inc. (a)	373,400	26,851
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)	918,100	$ 16,186
XOMA Corp. (a)	1,530,200	12,792
		1,126,490
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	10,624,700	139,184
The Cooper Companies, Inc.	268,959	34,483
		173,667
Health Care Providers & Services - 1.2%
Cigna Corp.	566,400	45,080
Express Scripts Holding Co. (a)	38,400	2,892
HCA Holdings, Inc. (a)	900,700	46,116
McKesson Corp.	846,000	149,784
Qualicorp SA (a)	5,724,000	51,851
		295,723
Health Care Technology - 0.3%
CareView Communications, Inc. (a)(g)	10,425,300	5,213
Cerner Corp. (a)	971,100	59,596
		64,809
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	880,555	50,130
Illumina, Inc. (a)	792,962	135,985
		186,115
Pharmaceuticals - 4.3%
AbbVie, Inc.	2,437,000	124,068
Actavis PLC (a)	1,107,056	244,460
Bristol-Myers Squibb Co.	2,772,000	149,050
Merck & Co., Inc.	3,173,400	180,852
Perrigo Co. PLC	547,100	89,965
Pfizer, Inc.	587,900	18,877
Prestige Brands Holdings, Inc. (a)	931,402	26,536
Salix Pharmaceuticals Ltd. (a)	498,400	53,787
Shire PLC sponsored ADR	320,300	52,898
TherapeuticsMD, Inc. (a)	5,996,914	41,199
Valeant Pharmaceuticals International (Canada) (a)	251,211	35,859
		1,017,551
TOTAL HEALTH CARE		2,864,355
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.6%
General Dynamics Corp.	557,100	$ 61,025
Honeywell International, Inc.	1,372,800	129,647
Precision Castparts Corp.	218,652	56,386
The Boeing Co.	1,787,700	230,470
United Technologies Corp.	1,229,679	143,897
		621,425
Air Freight & Logistics - 0.3%
FedEx Corp.	578,100	77,078
Airlines - 0.6%
American Airlines Group, Inc. (a)	1,464,000	54,066
Copa Holdings SA Class A	323,100	43,767
Delta Air Lines, Inc.	1,254,100	41,649
		139,482
Building Products - 0.0%
Masonite International Corp. (a)	5,358	309
Masonite International Corp.:
warrants 6/9/14 (a)	25,981	194
warrants 6/9/16 (a)	19,485	234
		737
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	1,314,152	1,643
Electrical Equipment - 0.2%
Generac Holdings, Inc.	498,200	28,382
SolarCity Corp. (a)(f)	89,800	7,629
		36,011
Industrial Conglomerates - 1.2%
3M Co.	724,700	97,639
Danaher Corp.	1,819,500	139,174
General Electric Co.	1,696,200	43,202
		280,015
Machinery - 1.4%
Caterpillar, Inc.	1,039,500	100,800
Cummins, Inc.	379,700	55,406
Deere & Co.	177,400	15,244
Ingersoll-Rand PLC	1,031,400	63,060
Manitowoc Co., Inc.	1,673,300	51,772
Parker Hannifin Corp.	353,100	42,566
		328,848
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.3%
Towers Watson & Co.	395,500	$ 43,149
Verisk Analytics, Inc. (a)	415,500	26,474
		69,623
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	276,200	19,850
Norfolk Southern Corp.	744,400	68,418
Union Pacific Corp.	452,856	81,686
		169,954
TOTAL INDUSTRIALS		1,724,816
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.6%
Cisco Systems, Inc.	1,285,800	28,030
F5 Networks, Inc. (a)	59,900	6,729
QUALCOMM, Inc.	1,379,400	103,855
		138,614
Computers & Peripherals - 2.7%
Apple, Inc.	971,500	511,242
EMC Corp.	3,651,000	96,277
Hewlett-Packard Co.	1,200,500	35,871
		643,390
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	627,000	55,189
Arrow Electronics, Inc. (a)	983,300	55,684
E Ink Holdings, Inc. GDR (a)(h)	140,100	783
TE Connectivity Ltd.	397,500	23,286
		134,942
Internet Software & Services - 4.8%
Facebook, Inc. Class A (a)	5,006,060	342,715
Google, Inc. Class A (a)	458,700	557,619
Mail.Ru Group Ltd.:
GDR (h)	580,000	24,592
GDR (Reg. S)	289,900	12,292
Naver Corp.	24,404	18,696
Pandora Media, Inc. (a)	23,894	894
Tencent Holdings Ltd.	645,700	51,794
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Viggle, Inc.	4,501,500	$ 2,228
Yahoo!, Inc. (a)	3,082,400	119,196
		1,130,026
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	1,070,149	111,360
MasterCard, Inc. Class A	1,315,900	102,272
Visa, Inc. Class A	892,600	201,674
		415,306
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	1,899,000	68,953
Broadcom Corp. Class A	862,800	25,642
Cree, Inc. (a)	524,300	32,208
Freescale Semiconductor, Inc. (a)	1,989,700	45,266
Intel Corp.	3,567,900	88,341
Lam Research Corp. (a)	480,900	24,877
NXP Semiconductors NV (a)	1,515,400	85,211
Spansion, Inc. Class A (a)	210	3
Xilinx, Inc.	840,600	43,879
		414,380
Software - 2.7%
Activision Blizzard, Inc.	1,228,800	23,777
Adobe Systems, Inc. (a)	1,788,400	122,702
Autodesk, Inc. (a)	377,700	19,814
Microsoft Corp.	6,849,100	262,389
Oracle Corp.	2,218,700	86,773
salesforce.com, Inc. (a)	1,078,200	67,247
VMware, Inc. Class A (a)	268,100	25,751
Workday, Inc. Class A (a)	338,500	37,208
		645,661
TOTAL INFORMATION TECHNOLOGY		3,522,319
MATERIALS - 2.8%
Chemicals - 2.2%
Ashland, Inc.	93,664	8,839
Celanese Corp. Class A	452,311	24,149
CF Industries Holdings, Inc.	231,206	58,010
E.I. du Pont de Nemours & Co.	1,016,475	67,718
Eastman Chemical Co.	306,400	26,789
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp. (a)	2,643,700	$ 34,685
Huntsman Corp.	1,661,620	40,477
Intrepid Potash, Inc. (a)(f)	1,669,800	24,730
LyondellBasell Industries NV Class A	558,393	49,183
Monsanto Co.	508,800	55,978
Potash Corp. of Saskatchewan, Inc.	839,400	27,745
RPM International, Inc.	530,800	22,219
W.R. Grace & Co. (a)	488,200	49,474
Wacker Chemie AG	228,300	30,835
		520,831
Construction Materials - 0.4%
Eagle Materials, Inc.	570,400	50,423
Vulcan Materials Co.	739,600	50,241
		100,664
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	266,500	29,747
Metals & Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR	120,230	2,114
Ivanhoe Mines Ltd. (h)(k)	476,927	775
OCI Resources LP	196,900	4,369
		7,258
TOTAL MATERIALS		658,500
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Broadview Networks Holdings, Inc. (a)	123,987	546
Iliad SA	106,588	25,997
Verizon Communications, Inc.	2,771,048	131,846
		158,389
Wireless Telecommunication Services - 0.3%
SoftBank Corp.	446,800	33,860
Vodafone Group PLC sponsored ADR	821,181	34,136
		67,996
TOTAL TELECOMMUNICATION SERVICES		226,385
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.9%
Electric Utilities - 0.6%
Edison International	1,153,107	$ 60,388
NextEra Energy, Inc.	879,200	80,350
		140,738
Multi-Utilities - 0.3%
Sempra Energy	633,000	59,800
TOTAL UTILITIES		200,538
TOTAL COMMON STOCKS (Cost $11,831,496)		16,521,342
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (r)	1,082,251	5,000
Roku, Inc. 8.00% (r)	5,520,836	5,000
		10,000
Media - 0.2%
Vice Holdings, Inc. Series A (a)(r)	6,701	43,738
TOTAL CONSUMER DISCRETIONARY		53,738
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Deem, Inc. (r)	159,864,334	8,065
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (r)	371,968	12,982
TOTAL CONVERTIBLE PREFERRED STOCKS		74,785
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	118,600	30,940
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series J, 5.50%	100,446	$ 2,380
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (h)	8,853	8,728
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,259
TOTAL FINANCIALS		21,367
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	961,654	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,307
TOTAL PREFERRED STOCKS (Cost $91,497)		127,092
Corporate Bonds - 12.8%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 371	332
3.5% 1/15/31 (h)	2,744	2,455
Mood Media Corp. 10% 10/31/15 (h)	32	28
		2,815
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (r)	12,246	12,246
8% 12/6/14 (r)	3,482	3,482
		15,728
TOTAL CONVERTIBLE BONDS		18,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 12.7%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Affinia Group, Inc. 7.75% 5/1/21	$ 250	$ 270
Chassix, Inc. 9.25% 8/1/18 (h)	470	504
Dana Holding Corp.:
5.375% 9/15/21	880	906
6% 9/15/23	880	911
Delphi Corp. 6.125% 5/15/21	1,690	1,880
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(m)	1,565	1,667
Tenneco, Inc. 6.875% 12/15/20	2,415	2,657
		8,795
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (h)	3,577	3,611
1.95% 3/28/14 (h)	1,854	1,856
Ford Motor Co.:
6.375% 2/1/29	2,190	2,474
7.45% 7/16/31	8,972	11,531
General Motors Corp.:
6.75% 5/1/28 (e)	390	0
7.125% 7/15/49 (e)	1,135	0
7.2% 1/15/11 (e)	2,855	0
7.4% 9/1/25 (e)	195	0
7.7% 4/15/16 (e)	705	0
8.25% 7/15/23 (e)	5,475	0
8.375% 7/15/33 (e)	16,800	0
Volkswagen International Finance NV:
1.125% 11/18/16 (h)	5,287	5,297
2.375% 3/22/17 (h)	1,515	1,567
		26,336
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	365	375
LKQ Corp. 4.75% 5/15/23 (h)	265	252
		627
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)	554	558
4.25% 6/15/23 (h)	3,903	4,007
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Ingersoll-Rand Global Holding Co. Ltd.: - continued
5.75% 6/15/43 (h)	$ 2,809	$ 3,092
Laureate Education, Inc. 9.25% 9/1/19 (h)	4,040	4,323
Service Corp. International 5.375% 1/15/22 (h)	505	514
		12,494
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	1,975	1,896
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	890	866
Choice Hotels International, Inc. 5.75% 7/1/22	390	411
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)(h)	2,861	1,995
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)	680	695
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,230
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)	4,459	4,715
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	900	956
MCE Finance Ltd. 5% 2/15/21 (h)	1,290	1,287
MGM Mirage, Inc.:
6.625% 12/15/21	1,115	1,224
7.5% 6/1/16	2,855	3,183
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)	865	902
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	491
Playa Resorts Holding BV 8% 8/15/20 (h)	480	520
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	635
Studio City Finance Ltd. 8.5% 12/1/20 (h)	5,600	6,244
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	801	160
		27,410
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	798
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	785	807
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	620	659
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 6,420	$ 6,709
7.875% 8/15/19	8,325	9,199
8.25% 2/15/21	1,485	1,622
9% 4/15/19	835	898
William Lyon Homes, Inc. 8.5% 11/15/20	1,310	1,441
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (h)	1,350	1,377
		23,510
Leisure Equipment & Products - 0.0%
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (h)(m)	550	561
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	340	386
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (h)	275	282
5.625% 2/15/24 (h)	295	305
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,541
5.25% 3/15/21 (h)	1,375	1,394
5.75% 9/1/23 (h)	945	951
5.75% 1/15/24	4,235	4,256
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	325	344
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)	3,345	3,337
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	1,090
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,237
5.125% 12/15/22	355	357
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,361
5.5% 12/15/16	2,355	2,225
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	755	798
6.5% 11/15/22	2,040	2,173
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 585	$ 629
7.625% 3/15/20	4,105	4,444
Comcast Corp.:
4.95% 6/15/16	790	863
6.4% 5/15/38	6,000	7,410
6.95% 8/15/37	7,000	9,098
COX Communications, Inc. 3.25% 12/15/22 (h)	2,162	2,034
Darling Escrow Corp. 5.375% 1/15/22 (h)	745	765
Discovery Communications LLC:
5.05% 6/1/20	168	187
6.35% 6/1/40	3,224	3,739
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,794
6.75% 6/1/21	3,515	3,937
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,083
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)	480	498
4.875% 11/1/20 (h)	1,255	1,299
5.375% 11/1/23 (h)	1,000	1,033
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (h)	1,945	1,697
Lamar Media Corp.:
5.375% 1/15/24 (h)	630	650
5.875% 2/1/22	525	557
7.875% 4/15/18	1,400	1,467
Lions Gate Entertainment Corp. 5.25% 8/1/18 (h)	3,730	3,777
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	6,635	7,348
National CineMedia LLC:
6% 4/15/22	2,600	2,724
7.875% 7/15/21	1,380	1,525
NBCUniversal, Inc.:
5.15% 4/30/20	4,917	5,623
6.4% 4/30/40	4,249	5,194
News America Holdings, Inc. 7.75% 12/1/45	8,012	11,019
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	3,165	3,391
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)	$ 380	$ 399
Regal Entertainment Group:
5.75% 3/15/22 (j)	1,230	1,258
5.75% 6/15/23	2,270	2,287
5.75% 2/1/25	340	332
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	507
Sirius XM Radio, Inc. 5.75% 8/1/21 (h)	3,350	3,484
Thomson Reuters Corp. 1.3% 2/23/17	1,794	1,793
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,031
4.5% 9/15/42	9,328	8,498
5.5% 9/1/41	17,772	18,428
5.85% 5/1/17	1,621	1,833
5.875% 11/15/40	2,374	2,562
6.75% 7/1/18	1,581	1,864
8.25% 4/1/19	7,672	9,661
Time Warner, Inc. 5.875% 11/15/16	3,738	4,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)	1,340	1,387
7.5% 3/15/19 (h)	480	522
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,367
Viacom, Inc.:
1.25% 2/27/15	377	379
2.5% 9/1/18	714	729
3.5% 4/1/17	219	233
Videotron Ltd. 9.125% 4/15/18	2,604	2,708
WMG Acquisition Corp. 6% 1/15/21 (h)	423	442
		184,736
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21	100	95
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	637
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (h)(m)	450	470
Claire's Stores, Inc.:
7.75% 6/1/20 (h)	285	239
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc.: - continued
9% 3/15/19 (h)	$ 675	$ 710
CST Brands, Inc. 5% 5/1/23	320	311
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(m)	975	1,021
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,505
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	590	603
Sonic Automotive, Inc.:
5% 5/15/23	195	188
7% 7/15/22	885	974
		8,658
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(m)	263	270
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)	355	364
		634
TOTAL CONSUMER DISCRETIONARY		293,856
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (h)	2,951	2,944
2.75% 4/1/23 (h)	3,085	2,876
SABMiller Holdings, Inc.:
1.85% 1/15/15 (h)	1,947	1,970
2.45% 1/15/17 (h)	1,947	2,012
		9,802
Food & Staples Retailing - 0.2%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (h)	1,030	1,125
CVS Caremark Corp. 2.25% 12/5/18	4,123	4,158
ESAL GmbH 6.25% 2/5/23 (h)	2,780	2,585
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)	6,030	6,015
Kroger Co. 3.3% 1/15/21	6,000	6,058
Rite Aid Corp.:
6.75% 6/15/21	7,375	8,113
6.875% 12/15/28 (h)	3,505	3,444
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
7.7% 2/15/27	$ 3,220	$ 3,502
9.25% 3/15/20	1,330	1,530
Tops Markets LLC 8.875% 12/15/17	675	739
		37,269
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	480
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,061
3.2% 1/25/23	2,400	2,283
JBS Investments GmbH 7.75% 10/28/20 (h)	2,850	2,950
William Wrigley Jr. Co.:
1.4% 10/21/16 (h)	3,217	3,238
2% 10/20/17 (h)	4,607	4,643
		15,655
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	350	382
6.625% 11/15/22	415	452
		834
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)	300	294
Prestige Brands, Inc.:
5.375% 12/15/21 (h)	1,660	1,685
8.125% 2/1/20	220	246
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,105
		3,330
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,770
4% 1/31/24	3,123	3,124
4.25% 8/9/42	4,020	3,546
9.7% 11/10/18	5,570	7,406
Philip Morris International, Inc. 1.875% 1/15/19	6,965	6,944
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,852
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 3,979	$ 4,606
7.25% 6/15/37	6,101	7,507
		39,755
TOTAL CONSUMER STAPLES		106,645
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	231	233
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,634	5,794
5.35% 3/15/20 (h)	5,174	5,597
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,759
5% 10/1/21	2,280	2,426
6.5% 4/1/20	2,264	2,618
Forum Energy Technologies, Inc. 6.25% 10/1/21 (h)	655	696
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	376
Noble Holding International Ltd.:
3.05% 3/1/16	756	782
3.45% 8/1/15	1,075	1,111
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,534
7.5% 11/1/19	7,020	7,564
Oil States International, Inc. 6.5% 6/1/19	1,420	1,502
Pacific Drilling SA 5.375% 6/1/20 (h)	1,270	1,286
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	1,215	1,312
Precision Drilling Corp.:
6.5% 12/15/21	315	338
6.625% 11/15/20	1,580	1,699
Pride International, Inc. 6.875% 8/15/20	1,355	1,640
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)	500	530
Transocean, Inc. 5.05% 12/15/16	3,719	4,078
Unit Corp. 6.625% 5/15/21	4,515	4,808
		51,683
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 1,680	$ 1,714
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	2,067
6.25% 6/1/21	2,725	2,303
9.75% 4/15/18	1,099	1,137
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,663
6.375% 9/15/17	20,246	23,446
6.45% 9/15/36	4,261	5,055
Apache Corp. 3.25% 4/15/22	140	142
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,155	1,135
Chesapeake Energy Corp.:
5.375% 6/15/21	1,340	1,434
5.75% 3/15/23	1,330	1,430
6.125% 2/15/21	805	890
6.875% 11/15/20	100	115
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,207
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)	895	935
7.75% 4/1/19	1,990	2,164
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,745
3.875% 3/15/23	1,647	1,597
4.95% 4/1/22	1,048	1,102
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,359
8.25% 2/15/20	1,973	2,158
Diamondback Energy, Inc. 7.625% 10/1/21 (h)	935	991
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,647	1,744
6.45% 11/3/36 (h)	3,753	4,066
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,422
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,878
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	3,925
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	$ 1,540	$ 1,661
9.375% 5/1/20	4,780	5,533
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	534
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	677	755
Halcon Resources Corp. 8.875% 5/15/21	1,030	1,048
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	500
8.125% 12/1/19	1,325	1,474
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (h)	1,740	1,757
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	1,820	1,897
7% 11/1/19 (h)	1,950	2,033
Marathon Petroleum Corp.:
3.5% 3/1/16	409	429
5.125% 3/1/21	3,173	3,550
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	631
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	2,559	2,602
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	3,614	4,157
6.85% 1/15/40 (h)	2,906	3,714
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,975
Nexen, Inc.:
5.2% 3/10/15	1,224	1,274
6.2% 7/30/19	1,865	2,172
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,525
Petrobras Global Finance BV:
3% 1/15/19	25,963	24,768
4.375% 5/20/23	3,648	3,308
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,382
5.375% 1/27/21	4,069	4,079
5.75% 1/20/20	16,310	16,974
7.875% 3/15/19	5,564	6,360
Petroleos Mexicanos:
3.125% 1/23/19 (h)	845	864
3.5% 7/18/18	7,105	7,371
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
3.5% 1/30/23	$ 4,530	$ 4,236
4.875% 1/24/22	2,315	2,419
4.875% 1/18/24	1,916	1,970
4.875% 1/18/24 (h)	4,058	4,155
5.5% 1/21/21	5,342	5,823
5.5% 6/27/44	17,702	16,738
6% 3/5/20	1,974	2,226
6.375% 1/23/45 (h)	5,324	5,607
6.5% 6/2/41	7,783	8,393
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,548
2.95% 5/1/17	1,527	1,607
4.3% 4/1/22	5,338	5,634
5.875% 5/1/42	1,837	2,107
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,132
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,156
SemGroup Corp. 7.5% 6/15/21	1,000	1,070
Southeast Supply Header LLC 4.85% 8/15/14 (h)	1,176	1,196
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,048
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,104
4.6% 6/15/21	1,296	1,395
Suncor Energy, Inc. 6.1% 6/1/18	7,771	9,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	611
Teekay Corp. 8.5% 1/15/20	120	134
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,070
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	5,281	5,281
Ultra Petroleum Corp. 5.75% 12/15/18 (h)	1,215	1,273
Western Gas Partners LP 5.375% 6/1/21	7,147	7,716
Western Refining, Inc. 6.25% 4/1/21	550	567
Williams Partners LP 4.3% 3/4/24	4,038	4,046
		288,491
TOTAL ENERGY		340,174
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.0%
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	$ 2,095	$ 2,113
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	942
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,000
2.375% 1/22/18	10,000	10,139
2.625% 1/31/19	10,690	10,751
5.95% 1/18/18	4,242	4,846
6.15% 4/1/18	3,466	3,995
JPMorgan Chase & Co. 1.125% 2/26/16	15,094	15,184
Lazard Group LLC:
4.25% 11/14/20	2,719	2,861
6.85% 6/15/17	5,189	5,931
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,863
Morgan Stanley:
2.125% 4/25/18	16,388	16,482
2.5% 1/24/19	8,000	8,033
4% 7/24/15	1,137	1,186
4.875% 11/1/22	7,126	7,522
5% 11/24/25	908	944
5.375% 10/15/15	15,930	17,078
5.625% 9/23/19	453	520
5.95% 12/28/17	250	287
6.625% 4/1/18	1,494	1,758
State Street Corp. 3.1% 5/15/23	6,500	6,211
		137,646
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,973
Bank of America NA:
1.125% 11/14/16	10,500	10,512
5.3% 3/15/17	14,681	16,268
BB&T Corp. 3.95% 3/22/22	1,495	1,536
Capital One Bank NA 1.15% 11/21/16	3,749	3,754
CIT Group, Inc.:
5% 8/15/22	2,195	2,305
5% 8/1/23	7,565	7,887
5.25% 3/15/18	3,215	3,488
5.375% 5/15/20	2,805	3,029
5.5% 2/15/19 (h)	5,285	5,747
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Comerica Bank 5.7% 6/1/14	$ 507	$ 513
Comerica, Inc. 4.8% 5/1/15	1,013	1,059
Credit Suisse AG 6% 2/15/18	12,547	14,524
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,352
Discover Bank:
4.2% 8/8/23	3,791	3,891
7% 4/15/20	3,075	3,655
8.7% 11/18/19	532	670
Fifth Third Bancorp:
3.5% 3/15/22	529	533
4.5% 6/1/18	418	456
5.45% 1/15/17	1,848	2,051
Fifth Third Bank 1.15% 11/18/16	11,000	11,052
HBOS PLC 6.75% 5/21/18 (h)	408	465
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,079
Huntington National Bank:
1.3% 11/20/16	3,560	3,579
2.2% 4/1/19	2,700	2,698
Intesa Sanpaolo SpA:
2.375% 1/13/17	5,300	5,313
3.125% 1/15/16	18,292	18,772
KeyBank NA:
5.45% 3/3/16	2,302	2,510
5.8% 7/1/14	7,641	7,772
KeyCorp. 5.1% 3/24/21	519	582
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,070
5% 1/17/17	7,888	8,572
Regions Bank:
6.45% 6/26/37	10,147	11,231
7.5% 5/15/18	8,929	10,631
Regions Financial Corp.:
2% 5/15/18	7,154	7,046
5.75% 6/15/15	1,067	1,128
7.75% 11/10/14	4,922	5,162
Royal Bank of Scotland Group PLC:
6% 12/19/23	10,586	10,900
6.1% 6/10/23	7,367	7,649
6.125% 12/15/22	35,362	37,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	$ 5,250	$ 5,280
2.45% 1/10/19	4,500	4,570
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,630
3.5% 1/20/17	4,123	4,371
UnionBanCal Corp. 3.5% 6/18/22	5,802	5,909
Wachovia Bank NA 6% 11/15/17	7,010	8,121
Wachovia Corp. 5.75% 6/15/17	1,728	1,975
Wells Fargo & Co. 4.48% 1/16/24	5,192	5,434
		282,824
Consumer Finance - 0.7%
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,035
4.625% 6/26/15	2,540	2,638
4.75% 9/10/18	4,295	4,574
6.25% 12/1/17	1,800	2,025
American Express Credit Corp.:
1.3% 7/29/16	5,523	5,580
2.8% 9/19/16	519	543
Discover Financial Services:
3.85% 11/21/22	1,983	1,956
5.2% 4/27/22	2,146	2,312
6.45% 6/12/17	10,512	11,915
Ford Motor Credit Co. LLC:
1.5% 1/17/17	3,512	3,516
2.5% 1/15/16	14,000	14,391
2.875% 10/1/18	8,500	8,726
3% 6/12/17	5,430	5,654
4.375% 8/6/23	13,241	13,727
General Electric Capital Corp.:
4.625% 1/7/21	703	780
5.625% 9/15/17	17,812	20,410
General Motors Acceptance Corp. 8% 11/1/31	3,115	3,878
GMAC LLC:
6.75% 12/1/14	2,355	2,446
8% 12/31/18	6,035	7,197
8% 11/1/31	16,726	21,075
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (h)	$ 5,366	$ 5,364
1.625% 10/2/15 (h)	1,867	1,886
1.875% 8/9/16 (h)	1,416	1,437
2.125% 10/2/17 (h)	2,063	2,085
2.55% 2/6/19 (h)	5,366	5,398
2.875% 8/9/18 (h)	2,511	2,572
SLM Corp.:
4.875% 6/17/19	5,315	5,488
5.5% 1/15/19	2,150	2,274
5.5% 1/25/23	1,365	1,350
8% 3/25/20	5,930	6,849
8.45% 6/15/18	2,980	3,528
		173,609
Diversified Financial Services - 0.9%
Bank of America Corp.:
1.35% 11/21/16	4,652	4,662
2.6% 1/15/19	37,410	37,871
3.875% 3/22/17	781	838
6.5% 8/1/16	1,010	1,138
7.375% 5/15/14	26	26
Barclays Bank PLC:
2.5% 2/20/19	3,400	3,436
7.625% 11/21/22	2,255	2,492
BP Capital Markets PLC:
3.814% 2/10/24	5,204	5,264
4.5% 10/1/20	1,106	1,217
4.742% 3/11/21	4,210	4,695
Citigroup, Inc.:
1.3% 11/15/16	8,345	8,367
1.7% 7/25/16	6,000	6,082
3.953% 6/15/16	5,674	6,034
4.45% 1/10/17	14,158	15,386
4.75% 5/19/15	6,406	6,711
5.5% 9/13/25	2,185	2,356
Five Corners Funding Trust 4.419% 11/15/23 (h)	8,055	8,223
General Motors Financial Co., Inc.:
3.25% 5/15/18	700	717
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
4.25% 5/15/23	$ 615	$ 621
4.75% 8/15/17	6,325	6,840
6.75% 6/1/18	6,765	7,881
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (h)	1,325	1,342
4.875% 3/15/19 (h)	2,280	2,326
5.875% 2/1/22 (h)	2,725	2,780
6% 8/1/20 (h)	2,230	2,353
JPMorgan Chase & Co.:
2.35% 1/28/19	32,891	33,027
3.15% 7/5/16	8,974	9,432
JPMorgan Chase Bank 6% 10/1/17	1,942	2,233
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	963
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,349
Pacnet Ltd. 9% 12/12/18 (h)	200	211
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	5,782	5,759
TECO Finance, Inc.:
4% 3/15/16	1,242	1,317
5.15% 3/15/20	2,029	2,267
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,155	1,219
9.625% 6/15/18 pay-in-kind	810	862
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,298
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)	5,594	5,818
		210,413
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,303
3.8% 3/22/17	5,298	5,691
4.875% 9/15/16	1,873	2,051
4.875% 6/1/22	5,467	6,011
5.6% 10/18/16	4,975	5,531
5.85% 1/16/18	12,000	13,796
Aon Corp.:
3.125% 5/27/16	3,402	3,558
3.5% 9/30/15	3,819	3,973
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 107	$ 120
Aon PLC 4.45% 5/24/43	7,250	6,881
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	341
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)	2,008	2,068
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,171
5.125% 4/15/22	956	1,068
5.375% 3/15/17	595	663
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)	1,675	1,763
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (h)	2,655	2,648
5% 6/1/21 (h)	6,063	6,478
6.5% 3/15/35 (h)	1,064	1,220
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,505
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,262
MetLife, Inc. 6.75% 6/1/16	3,874	4,376
Metropolitan Life Global Funding I 1.875% 6/22/18 (h)	6,760	6,731
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,294
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,441
Pacific LifeCorp:
5.125% 1/30/43 (h)	6,960	6,796
6% 2/10/20 (h)	8,215	9,358
Prudential Financial, Inc.:
2.3% 8/15/18	783	791
4.5% 11/16/21	1,461	1,596
7.375% 6/15/19	1,880	2,339
Symetra Financial Corp. 6.125% 4/1/16 (h)	6,715	7,175
Unum Group:
5.625% 9/15/20	2,879	3,208
5.75% 8/15/42	7,108	7,646
7.125% 9/30/16	1,802	2,059
		147,912
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,705	1,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23	$ 1,587	$ 1,521
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,538
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,752
BRE Properties, Inc. 5.5% 3/15/17	3,414	3,777
Camden Property Trust:
2.95% 12/15/22	2,154	2,030
4.25% 1/15/24	4,453	4,557
Developers Diversified Realty Corp.:
4.625% 7/15/22	3,877	4,070
4.75% 4/15/18	4,595	5,002
7.5% 4/1/17	4,966	5,783
9.625% 3/15/16	1,675	1,946
Duke Realty LP:
3.625% 4/15/23	2,844	2,712
3.875% 10/15/22	4,799	4,702
4.375% 6/15/22	3,202	3,272
5.5% 3/1/16	2,930	3,175
6.75% 3/15/20	1,161	1,367
8.25% 8/15/19	1,838	2,301
Equity One, Inc.:
3.75% 11/15/22	7,300	7,014
5.375% 10/15/15	672	718
6% 9/15/17	666	746
6.25% 1/15/17	530	592
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,609
6.2% 1/15/17	365	412
HCP, Inc.:
3.15% 8/1/22	8,000	7,637
3.75% 2/1/16	2,958	3,120
4.25% 11/15/23	3,213	3,287
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,427
4.125% 4/1/19	11,300	12,063
4.7% 9/15/17	744	818
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,287
6.25% 6/15/17	726	786
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 490	$ 539
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,336
6.75% 10/15/22	1,885	2,041
Retail Opportunity Investments Partnership LP 5% 12/15/23	980	1,016
Simon Property Group LP:
2.2% 2/1/19	5,053	5,073
2.8% 1/30/17	67	70
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,042
		122,905
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	6,469	6,813
4.25% 7/15/22	2,511	2,501
6.125% 4/15/20	1,822	2,075
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,300
4.95% 4/15/18	3,095	3,353
5.7% 5/1/17	268	295
6% 4/1/16	2,467	2,686
7.5% 5/15/15	698	751
CBRE Group, Inc.:
5% 3/15/23	1,875	1,875
6.625% 10/15/20	900	963
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,560
5.25% 3/15/21	2,876	3,039
ERP Operating LP 5.75% 6/15/17	1,446	1,642
Howard Hughes Corp. 6.875% 10/1/21 (h)	2,115	2,231
Liberty Property LP:
3.375% 6/15/23	2,951	2,780
4.125% 6/15/22	2,746	2,782
4.75% 10/1/20	6,595	7,063
5.125% 3/2/15	1,317	1,371
5.5% 12/15/16	2,022	2,233
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,083
3.15% 5/15/23	6,708	6,030
4.5% 4/18/22	1,689	1,710
7.75% 8/15/19	2,149	2,587
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,098
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,132
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	2,161	2,255
5.7% 4/15/17 (h)	3,471	3,766
Realogy Corp. 9% 1/15/20 (h)	1,170	1,346
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (h)	2,125	2,146
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,825
Regency Centers LP:
4.95% 4/15/14	360	362
5.25% 8/1/15	3,216	3,401
5.875% 6/15/17	1,447	1,620
Tanger Properties LP:
3.875% 12/1/23	2,341	2,343
6.125% 6/1/20	7,035	8,238
Ventas Realty LP 1.55% 9/26/16	921	931
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,619
4% 4/30/19	1,771	1,895
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	501
		104,201
TOTAL FINANCIALS		1,179,510
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,573
5.15% 11/15/41	14,179	14,850
		16,423
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	$ 410	$ 427
7.75% 2/15/19	2,945	3,181
Teleflex, Inc. 6.875% 6/1/19	1,665	1,769
		5,377
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22	2,850	2,690
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,164
6.3% 8/15/14	2,132	2,186
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22	1,215	1,285
6.625% 11/1/20	1,555	1,670
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,631
4.75% 11/15/21	14,348	15,594
Express Scripts, Inc. 3.125% 5/15/16	5,121	5,356
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (h)	840	869
6.875% 2/1/22 (h)	1,685	1,792
HCA Holdings, Inc.:
4.75% 5/1/23	2,715	2,715
5.875% 3/15/22	5,645	6,167
5.875% 5/1/23	2,555	2,702
6.25% 2/15/21	1,415	1,542
6.5% 2/15/20	10,450	11,795
7.5% 2/15/22	3,250	3,770
7.75% 5/15/21	10,670	11,824
HealthSouth Corp. 5.75% 11/1/24	780	798
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,005	501
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,717
4.125% 9/15/20	3,728	3,973
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,702
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	644
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
4.375% 10/1/21	$ 5,470	$ 5,402
4.5% 4/1/21	1,030	1,027
6% 10/1/20 (h)	1,145	1,231
8.125% 4/1/22	4,590	5,141
9.875% 7/1/14	4,690	4,866
WellPoint, Inc. 1.875% 1/15/18	161	161
		105,915
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (h)	715	765
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,499
2.4% 2/1/19	945	947
4.15% 2/1/24	1,453	1,494
		3,940
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,780
Forest Laboratories, Inc. 4.375% 2/1/19 (h)	3,300	3,531
Mylan, Inc. 1.35% 11/29/16	1,757	1,765
Perrigo Co. PLC:
1.3% 11/8/16 (h)	1,437	1,439
2.3% 11/8/18 (h)	1,537	1,540
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)	830	896
Salix Pharmaceuticals Ltd. 6% 1/15/21 (h)	360	385
Valeant Pharmaceuticals International:
5.625% 12/1/21 (h)	810	859
6.75% 8/15/18 (h)	3,620	3,991
7.5% 7/15/21 (h)	2,320	2,645
VPI Escrow Corp. 6.375% 10/15/20 (h)	1,445	1,579
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,940
Zoetis, Inc.:
1.875% 2/1/18	898	901
3.25% 2/1/23	2,190	2,113
		29,364
TOTAL HEALTH CARE		161,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	$ 1,753	$ 1,771
6.375% 6/1/19 (h)	3,650	4,274
DigitalGlobe, Inc. 5.25% 2/1/21 (h)	425	421
GenCorp, Inc. 7.125% 3/15/21	320	346
TransDigm, Inc. 7.5% 7/15/21	3,440	3,793
		10,605
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (h)	10,674	11,443
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	45	47
9.798% 4/1/21	2,586	2,935
6.125% 4/29/18 (h)	415	439
6.648% 3/15/19	2,274	2,404
6.9% 7/2/19	660	716
7.339% 4/19/14	222	222
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,551	1,659
8.36% 1/20/19	1,208	1,347
		21,212
Building Products - 0.0%
Associated Materials LLC 9.125% 11/1/17	220	231
Nortek, Inc. 8.5% 4/15/21	925	1,036
USG Corp.:
5.875% 11/1/21 (h)	255	272
6.3% 11/15/16	170	184
7.875% 3/30/20 (h)	905	1,016
9.75% 1/15/18	975	1,177
		3,916
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21 (h)	1,140	1,200
APX Group, Inc.:
6.375% 12/1/19	5,170	5,332
8.75% 12/1/20	4,445	4,634
8.75% 12/1/20 (h)	1,225	1,274
ARAMARK Corp. 5.75% 3/15/20 (h)	1,345	1,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. 5.125% 6/1/21	$ 740	$ 755
Covanta Holding Corp.:
6.375% 10/1/22	875	925
7.25% 12/1/20	775	845
Garda World Security Corp. 7.25% 11/15/21 (h)	200	212
International Lease Finance Corp. 5.65% 6/1/14	4,439	4,491
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	215	227
R.R. Donnelley & Sons Co. 6.5% 11/15/23	1,685	1,782
Tervita Corp.:
8% 11/15/18 (h)	640	675
9.75% 11/1/19 (h)	450	462
10.875% 2/15/18 (h)	670	719
TMS International Corp. 7.625% 10/15/21 (h)	255	275
		25,227
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	754
Machinery - 0.0%
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (h)	475	502
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,021
Schaeffler Finance BV 4.75% 5/15/21 (h)	1,185	1,200
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,042
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (h)(m)	225	233
		3,998
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)	1,360	1,421
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)	4,630	4,804
8.125% 2/15/19	1,725	1,772
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	542
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	854
		9,393
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,560
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	$ 9,840	$ 9,346
4.45% 3/15/43	5,500	5,254
5.05% 3/1/41	7,178	7,521
Hertz Corp.:
5.875% 10/15/20	1,120	1,187
6.25% 10/15/22	800	846
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (h)	1,115	1,148
Norfolk Southern Corp. 3.85% 1/15/24	5,369	5,497
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,570
		33,369
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)	285	314
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,527
4.625% 4/15/21	2,985	3,015
5.75% 5/15/16	1,840	1,987
5.875% 8/15/22	1,390	1,487
6.25% 5/15/19	3,035	3,408
7.125% 9/1/18 (h)	5,560	6,464
8.25% 12/15/20	4,165	5,097
8.625% 9/15/15	4,640	5,127
8.625% 1/15/22	3,910	4,878
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	365	391
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,890
		39,585
TOTAL INDUSTRIALS		149,619
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)	835	861
6.75% 11/15/20 (h)	1,980	2,109
Avaya, Inc.:
7% 4/1/19 (h)	1,245	1,236
9% 4/1/19 (h)	2,135	2,220
10.5% 3/1/21 (h)	1,708	1,618
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (h)(m)	$ 555	$ 587
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,336
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	10,164
6.5% 1/15/28	1,110	1,071
		28,202
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. 9.375% 4/1/19	755	853
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
2.375% 12/17/18	1,087	1,083
6.55% 10/1/17	815	947
		3,040
Internet Software & Services - 0.1%
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (h)(m)	2,269	2,382
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	931
VeriSign, Inc. 4.625% 5/1/23	3,395	3,310
		6,623
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (h)	4,565	4,873
Ceridian Corp. 8.875% 7/15/19 (h)	1,110	1,268
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)	570	652
Compiler Finance Sub, Inc. 7% 5/1/21 (h)	945	945
First Data Corp.:
6.75% 11/1/20 (h)	6,215	6,712
11.25% 1/15/21 (h)	2,955	3,361
11.75% 8/15/21 (h)	765	819
SunGard Data Systems, Inc. 6.625% 11/1/19	2,205	2,357
The Western Union Co. 2.375% 12/10/15	128	131
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,270	3,744
13.375% 10/15/19	1,780	2,100
Xerox Corp.:
1.0559% 5/16/14 (m)	8,470	8,478
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Xerox Corp.: - continued
2.95% 3/15/17	$ 947	$ 991
4.25% 2/15/15	1,130	1,168
		37,599
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 5.875% 2/15/22 (h)	880	920
NXP BV/NXP Funding LLC 5.75% 2/15/21 (h)	1,595	1,699
Spansion LLC 11.25% 1/15/16 (e)(h)	905	0
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,760
		5,379
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (h)	1,255	1,362
BMC Software Finance, Inc. 8.125% 7/15/21 (h)	3,375	3,548
		4,910
TOTAL INFORMATION TECHNOLOGY		85,753
MATERIALS - 0.3%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	3,078	3,055
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,905
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	965	1,052
LSB Industries, Inc. 7.75% 8/1/19 (h)	425	456
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(m)	1,000	1,040
PolyOne Corp. 5.25% 3/15/23	1,360	1,370
SPCM SA 6% 1/15/22 (h)	555	588
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	4,715	4,904
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	585	632
		16,002
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.2469% 9/30/15 (h)(m)	2,815	2,909
CRH America, Inc. 6% 9/30/16	2,470	2,749
		5,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	$ 4,418	$ 4,724
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	214
9.125% 10/15/20 (h)	685	760
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (h)	680	706
6.75% 1/31/21 (h)	785	816
7% 11/15/20 (h)	126	131
7.375% 10/15/17 (h)	300	321
9.125% 10/15/20 (h)	690	762
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)	376	392
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	590
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,234
Owens-Illinois, Inc. 7.8% 5/15/18	350	411
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,882
Sealed Air Corp. 6.5% 12/1/20 (h)	1,065	1,178
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	840	962
		16,083
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (h)	2,700	2,721
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	255	270
Calcipar SA 6.875% 5/1/18 (h)	720	766
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	7,189	7,243
4.5% 8/13/23 (h)	7,000	7,256
Edgen Murray Corp. 8.75% 11/1/20 (h)	737	851
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,867
6.375% 2/1/16 (h)	1,180	1,219
7% 11/1/15 (h)	960	995
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	2,090	2,174
New Gold, Inc.:
6.25% 11/15/22 (h)	615	615
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
New Gold, Inc.: - continued
7% 4/15/20 (h)	$ 345	$ 359
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	405	456
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,679
11.25% 10/15/18	1,130	1,268
Severstal Columbus LLC 10.25% 2/15/18	3,605	3,798
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,087
Walter Energy, Inc. 9.5% 10/15/19 (h)	730	732
		37,356
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,181
TOTAL MATERIALS		76,280
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
Altice Financing SA:
6.5% 1/15/22 (h)	520	542
7.875% 12/15/19 (h)	550	600
Altice Finco SA:
8.125% 1/15/24 (h)	315	337
9.875% 12/15/20 (h)	585	660
AT&T, Inc.:
2.375% 11/27/18	4,900	4,960
2.4% 8/15/16	293	303
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	84
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,888
CenturyLink, Inc.:
5.15% 6/15/17	440	472
6% 4/1/17	3,101	3,427
6.15% 9/15/19	3,331	3,581
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,625	2,743
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	2,064
Embarq Corp.:
7.082% 6/1/16	3,728	4,175
7.995% 6/1/36	25,921	27,631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
7.75% 6/1/21 (h)	$ 4,960	$ 5,338
8.125% 6/1/23 (h)	2,920	3,172
Level 3 Communications, Inc. 8.875% 6/1/19	435	480
Level 3 Financing, Inc.:
6.125% 1/15/21 (h)	1,405	1,486
7% 6/1/20	1,460	1,591
Lynx I Corp. 5.375% 4/15/21 (h)	770	793
Lynx II Corp. 6.375% 4/15/23 (h)	435	460
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,373
8.75% 3/15/32	3,565	4,002
Verizon Communications, Inc.:
2.5% 9/15/16	69,164	71,780
3.65% 9/14/18	26,133	27,849
6.1% 4/15/18	1,909	2,218
6.25% 4/1/37	3,729	4,332
6.4% 9/15/33	5,323	6,331
6.55% 9/15/43	50,256	61,538
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,958
		251,168
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	317
3.625% 3/30/15	2,672	2,752
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (h)	3,050	4,057
Digicel Group Ltd.:
6% 4/15/21 (h)	2,805	2,819
7% 2/15/20 (h)	275	283
8.25% 9/30/20 (h)	4,060	4,293
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)	3,415	3,377
6.625% 12/15/22 (h)	2,375	2,506
6.625% 12/15/22 (Reg. S)	2,670	2,817
7.5% 4/1/21	3,895	4,294
NII Capital Corp. 7.625% 4/1/21	994	368
SBA Communications Corp. 5.625% 10/1/19	1,870	1,959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp. 4.5% 4/15/20 (h)	$ 445	$ 448
Sprint Communications, Inc.:
6% 11/15/22	15,345	15,729
9% 11/15/18 (h)	6,595	8,079
Sprint Corp.:
7.125% 6/15/24 (h)	1,500	1,575
7.25% 9/15/21 (h)	2,575	2,820
7.875% 9/15/23 (h)	2,575	2,852
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	993
6.25% 4/1/21	2,010	2,143
6.464% 4/28/19	420	448
6.542% 4/28/20	1,475	1,597
6.625% 4/1/23	3,005	3,230
6.633% 4/28/21	1,335	1,445
6.731% 4/28/22	985	1,064
6.836% 4/28/23	385	417
		72,682
TOTAL TELECOMMUNICATION SERVICES		323,850
UTILITIES - 1.2%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,655
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,349
2.95% 12/15/22	2,224	2,131
Duke Capital LLC 5.668% 8/15/14	2,770	2,833
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,482
6.4% 9/15/20 (h)	8,922	10,426
Edison International 3.75% 9/15/17	3,355	3,598
FirstEnergy Corp.:
2.75% 3/15/18	4,723	4,761
4.25% 3/15/23	16,331	16,025
7.375% 11/15/31	24,578	28,302
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,847
Indiana Michigan Power Co. 3.2% 3/15/23	5,294	5,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	$ 3,670	$ 4,055
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,858
3.75% 11/15/20	745	775
Mirant Americas Generation LLC:
8.5% 10/1/21	2,315	2,243
9.125% 5/1/31	510	485
Monongahela Power Co. 4.1% 4/15/24 (h)	1,929	1,996
Nevada Power Co.:
6.5% 5/15/18	5,100	6,044
6.5% 8/1/18	1,191	1,419
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	514
Northeast Utilities:
1.45% 5/1/18	1,511	1,479
2.8% 5/1/23	6,865	6,473
NV Energy, Inc. 6.25% 11/15/20	1,666	1,965
Pennsylvania Electric Co. 6.05% 9/1/17	450	501
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,897
PPL Capital Funding, Inc. 3.4% 6/1/23	3,274	3,157
Progress Energy, Inc. 4.4% 1/15/21	336	362
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	12,053
		146,815
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	905
7% 5/20/22	1,785	1,950
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,745	1,824
6.75% 1/15/22 (h)	645	674
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	294
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,858
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	1,009
		8,514
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18	1,655	1,746
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.:
6% 1/15/22 (h)	$ 1,115	$ 1,182
7.875% 1/15/23 (h)	2,827	3,180
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,301
10.25% 12/1/20 (h)	8,915	9,272
11% 10/1/21	4,208	4,650
12.25% 12/1/18 pay-in-kind (h)(m)	571	357
12.25% 3/1/22 (h)	14,795	17,162
GenOn Energy, Inc.:
9.5% 10/15/18	520	536
9.875% 10/15/20	1,743	1,769
NRG Energy, Inc. 6.625% 3/15/23	3,130	3,302
PSEG Power LLC 2.75% 9/15/16	1,379	1,441
The AES Corp.:
4.875% 5/15/23	445	432
7.375% 7/1/21	1,580	1,797
7.75% 10/15/15	2,618	2,880
TXU Corp.:
5.55% 11/15/14	61	18
6.5% 11/15/24	3,550	905
6.55% 11/15/34	7,200	1,836
		55,766
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	243	282
Dominion Resources, Inc.:
1.95% 8/15/16	203	208
2.5469% 9/30/66 (m)	16,925	15,632
7.5% 6/30/66 (m)	2,474	2,684
MidAmerican Energy Holdings, Co.:
2% 11/15/18 (h)	5,919	5,895
6.5% 9/15/37	1,418	1,771
National Grid PLC 6.3% 8/1/16	845	948
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,585
5.25% 9/15/17	1,120	1,255
5.4% 7/15/14	1,816	1,847
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 5,259	$ 5,971
6.4% 3/15/18	2,468	2,885
6.8% 1/15/19	2,710	3,243
PG&E Corp. 2.4% 3/1/19	791	793
Puget Energy, Inc.:
5.625% 7/15/22	3,935	4,450
6% 9/1/21	691	797
Sempra Energy:
2% 3/15/14	1,950	1,951
2.3% 4/1/17	5,903	6,067
2.875% 10/1/22	2,361	2,247
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	3,876	3,963
		65,474
TOTAL UTILITIES		276,569
TOTAL NONCONVERTIBLE BONDS		2,994,040
TOTAL CORPORATE BONDS (Cost $2,870,975)		3,012,583
U.S. Treasury Obligations - 4.8%

U.S. Treasury Bonds:
3.625% 2/15/44	8,934	8,990
3.75% 11/15/43 (s)	80,861	83,287
U.S. Treasury Notes:
0.375% 1/31/16	304,419	304,847
1.5% 1/31/19 (l)(f)	712,949	713,252
2.75% 11/15/23	21,579	21,808
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,126,114)		1,132,184
U.S. Government Agency - Mortgage Securities - 2.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.3%
2.303% 6/1/36 (m)	$ 126	$ 132
2.5% 10/1/28	4,976	5,010
2.5% 3/1/29 (j)	10,100	10,150
2.5% 3/1/29 (j)	6,500	6,532
2.5% 3/1/44 (j)	2,200	2,045
2.643% 7/1/37 (m)	262	278
3% 5/1/27 to 1/1/44	52,150	50,718
3% 3/1/44 (j)	6,400	6,216
3% 3/1/44 (j)	2,600	2,525
3% 3/1/44 (j)	2,600	2,525
3.5% 3/1/22 to 1/1/44	218,753	219,432
3.5% 3/1/44 (j)	40,100	40,644
3.5% 3/1/44 (j)	3,800	3,852
3.5% 3/1/44 (j)	3,800	3,852
3.5% 3/1/44 (j)	11,200	11,352
4% 2/1/35 to 1/1/44	31,857	33,460
4% 3/1/44 (j)	8,700	9,117
4% 3/1/44 (j)	3,500	3,668
4% 3/1/44 (j)	6,100	6,393
4% 3/1/44 (j)	13,200	13,833
4% 3/1/44 (j)	2,600	2,725
4.5% 11/1/19 to 8/1/41	9,920	10,656
4.5% 3/1/44 (j)	25,000	26,850
4.5% 3/1/44 (j)	8,000	8,592
5% 3/1/44 (j)	23,600	25,848
5% 3/1/44 (j)	2,800	3,067
5.5% 3/1/44 (j)	16,350	18,040
5.5% 3/1/44 (j)	4,200	4,634
6% 7/1/35 to 8/1/37	3,892	4,351
6.5% 7/1/32 to 8/1/36	634	718
TOTAL FANNIE MAE		537,215
Freddie Mac - 0.1%
3.064% 10/1/35 (m)	169	180
3.5% 6/1/42 to 10/1/43	11,040	11,049
4% 6/1/24 to 9/1/25	3,113	3,322
5% 3/1/19	1,521	1,611
5.5% 1/1/38	813	895
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 388	$ 430
6.5% 3/1/36	2,301	2,634
TOTAL FREDDIE MAC		20,121
Ginnie Mae - 0.1%
4% 8/15/39 to 5/15/43	2,129	2,262
4% 3/1/44 (j)	6,200	6,574
4% 3/1/44 (j)	5,700	6,044
5% 3/1/44 (j)	1,200	1,319
5.5% 6/15/35 to 9/15/39	3,485	3,914
6% 2/15/34	5,046	5,810
TOTAL GINNIE MAE		25,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $582,204)		583,259
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (m)	504	447
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (m)	241	224
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,271
Class D, 3.31% 10/8/19	770	800
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (m)	45	40
Series 2004-R2 Class M3, 0.9805% 4/25/34 (m)	68	36
Series 2005-R2 Class M1, 0.6055% 4/25/35 (m)	801	792
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (m)	36	34
Series 2004-W11 Class M2, 1.2055% 11/25/34 (m)	426	386
Series 2004-W7 Class M1, 0.9805% 5/25/34 (m)	1,108	1,021
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (m)	922	288
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (m)	1,526	1,428
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (m)	21	0*
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (h)(m)	114	45
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (m)	$ 1,368	$ 791
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (h)	890	890
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (m)	70	54
Series 2004-4 Class M2, 0.9505% 6/25/34 (m)	312	294
Series 2004-7 Class AF5, 5.37% 1/25/35	1,993	2,099
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (m)	30	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (m)	221	176
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (m)	12	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (m)	720	588
Class M4, 1.1755% 1/25/35 (m)	264	105
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (h)(m)	2,160	1,796
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (h)(m)	44	41
Series 2006-2A:
Class A, 0.3345% 11/15/34 (h)(m)	764	701
Class B, 0.4345% 11/15/34 (h)(m)	276	234
Class C, 0.5345% 11/15/34 (h)(m)	458	386
Class D, 0.9045% 11/15/34 (h)(m)	175	146
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (h)(m)	511	511
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (m)	224	214
Series 2003-3 Class M1, 1.4455% 8/25/33 (m)	406	381
Series 2003-5 Class A2, 0.8555% 12/25/33 (m)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (m)	1,137	561
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (m)	2,497	124
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (m)	1,021	1,006
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (m)	239	237
Series 2006-A Class 2C, 1.3959% 3/27/42 (m)	2,016	319
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (m)	364	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (m)	94	81
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (m)	$ 351	$ 301
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (m)	566	551
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (m)	1,620	1,538
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (m)	44	44
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (m)	303	280
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (m)	185	89
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (m)	1,083	908
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (e)(h)(m)	429	0
Series 2006-1A Class A, 1.554% 3/20/11 (e)(h)(m)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (m)	405	362
Class M4, 1.6055% 9/25/34 (m)	519	292
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (m)	1,120	921
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (m)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (m)	771	650
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (m)	785	677
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (m)	39	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (m)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(m)	1,530	344
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (h)(m)	1,358	1,314
TOTAL ASSET-BACKED SECURITIES (Cost $20,834)		26,933
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.3%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (m)	$ 1,078	$ 1,067
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (h)	3,249	3,168
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (m)	635	639
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.224% 12/20/54 (h)(m)	5,141	5,082
Class A5, 0.294% 12/20/54 (h)(m)	3,827	3,788
Series 2006-2 Class A4, 0.234% 12/20/54 (m)	1,534	1,517
Series 2006-3:
Class A3, 0.234% 12/20/54 (m)	739	730
Class A7, 0.354% 12/20/54 (m)	803	795
Class M2, 0.714% 12/20/54 (m)	4,540	4,328
Series 2006-4:
Class A4, 0.254% 12/20/54 (m)	16,199	16,017
Class B1, 0.334% 12/20/54 (m)	3,154	3,067
Class M1, 0.494% 12/20/54 (m)	829	789
Series 2007-1:
Class 1B1, 0.294% 12/20/54 (m)	5,012	4,843
Class 1M1, 0.454% 12/20/54 (m)	1,114	1,062
Class 2A1, 0.294% 12/20/54 (m)	1,848	1,828
Class 2M1, 0.654% 12/20/54 (m)	1,431	1,363
Series 2007-2:
Class 1B1, 0.3145% 12/17/54 (m)	767	742
Class 2C1, 1.0145% 12/17/54 (m)	1,981	1,866
Class 3A1, 0.3345% 12/17/54 (m)	329	326
sequential payer Series 2006-3 Class B2, 0.494% 12/20/54 (m)	4,550	4,408
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (m)	326	324
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (m)	1,190	1,004
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (m)	418	319
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (m)	755	685
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (m)	1,098	1,050
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (h)(m)	$ 449	$ 413
Class B6, 3.0065% 7/10/35 (h)(m)	96	89
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (m)	21	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (m)	152	152
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.358% 9/25/36 (m)	1,680	1,480
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7955% 9/25/43 (m)	2,637	2,508
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,619)		65,470
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (m)(o)	327	9
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (m)	403	414
Series 2006-3 Class A4, 5.889% 7/10/44	670	727
Series 2006-5 Class A2, 5.317% 9/10/47	2,160	2,174
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,872
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	2,833	2,916
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	65
Series 2007-3:
Class A3, 5.6195% 6/10/49 (m)	1,511	1,510
Class A4, 5.6195% 6/10/49 (m)	1,901	2,110
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,158
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (h)(m)	33	27
Series 2005-3A:
Class A2, 0.5555% 11/25/35 (h)(m)	290	251
Class M1, 0.5955% 11/25/35 (h)(m)	38	27
Class M2, 0.6455% 11/25/35 (h)(m)	48	34
Class M3, 0.6655% 11/25/35 (h)(m)	43	30
Class M4, 0.7555% 11/25/35 (h)(m)	54	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (h)(m)	$ 754	$ 628
Class B1, 1.5555% 1/25/36 (h)(m)	62	13
Class M1, 0.6055% 1/25/36 (h)(m)	243	136
Class M2, 0.6255% 1/25/36 (h)(m)	73	39
Class M3, 0.6555% 1/25/36 (h)(m)	106	55
Class M4, 0.7655% 1/25/36 (h)(m)	59	29
Class M5, 0.8055% 1/25/36 (h)(m)	59	21
Class M6, 0.8555% 1/25/36 (h)(m)	63	18
Series 2006-1:
Class A2, 0.5155% 4/25/36 (h)(m)	120	105
Class M1, 0.5355% 4/25/36 (h)(m)	43	30
Class M2, 0.5555% 4/25/36 (h)(m)	45	31
Class M3, 0.5755% 4/25/36 (h)(m)	39	25
Class M4, 0.6755% 4/25/36 (h)(m)	22	14
Class M5, 0.7155% 4/25/36 (h)(m)	21	13
Class M6, 0.7955% 4/25/36 (h)(m)	43	23
Series 2006-2A:
Class M1, 0.4655% 7/25/36 (h)(m)	109	75
Class M2, 0.4855% 7/25/36 (h)(m)	77	51
Class M3, 0.5055% 7/25/36 (h)(m)	64	42
Class M4, 0.5755% 7/25/36 (h)(m)	43	25
Class M5, 0.6255% 7/25/36 (h)(m)	53	24
Series 2006-3A Class M4, 0.5855% 10/25/36 (h)(m)	66	10
Series 2006-4A:
Class A2, 0.4255% 12/25/36 (h)(m)	2,281	1,723
Class M1, 0.4455% 12/25/36 (h)(m)	151	103
Class M2, 0.4655% 12/25/36 (h)(m)	101	44
Class M3, 0.4955% 12/25/36 (h)(m)	103	33
Series 2007-1 Class A2, 0.4255% 3/25/37 (h)(m)	478	333
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (h)(m)	478	386
Class A2, 0.4755% 7/25/37 (h)(m)	448	307
Class M1, 0.5255% 7/25/37 (h)(m)	157	50
Class M2, 0.5655% 7/25/37 (h)(m)	86	14
Class M3, 0.6455% 7/25/37 (h)(m)	87	8
Class M4, 0.8055% 7/25/37 (h)(m)	81	2
Series 2007-3:
Class A2, 0.4455% 7/25/37 (h)(m)	463	324
Class M1, 0.4655% 7/25/37 (h)(m)	92	59
Class M2, 0.4955% 7/25/37 (h)(m)	99	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.5255% 7/25/37 (h)(m)	$ 155	$ 68
Class M4, 0.6555% 7/25/37 (h)(m)	243	58
Class M5, 0.7555% 7/25/37 (h)(m)	127	21
Class M6, 0.9555% 7/25/37 (h)(m)	30	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (h)(m)	184	22
Class M2, 1.2055% 9/25/37 (h)(m)	184	12
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(o)	1,168	47
Series 2006-3A, Class IO, 0% 10/25/36 (h)(m)(o)	20,455	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(m)(o)	3,065	188
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (h)(m)	366	359
Class F, 0.5045% 3/15/22 (h)(m)	1,440	1,368
Class G, 0.5545% 3/15/22 (h)(m)	369	340
Class H, 0.7045% 3/15/22 (h)(m)	452	402
Class J, 0.8545% 3/15/22 (h)(m)	452	393
sequential payer:
Series 2007-PW16:
Class A4, 5.7058% 6/11/40 (m)	534	602
Class AAB, 5.7058% 6/11/40 (m)	3,213	3,330
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,954
Series 2006-T22 Class A4, 5.5801% 4/12/38 (m)	113	122
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (h)(m)(o)	46,283	315
Series 2007-T28 Class X2, 0.1573% 9/11/42 (h)(m)(o)	28,415	91
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(m)	241	147
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (h)(m)	388	374
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (h)(m)(o)	1,950	27
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7071% 12/10/49 (m)	3,035	3,398
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	907
Class A4, 5.322% 12/11/49	12,448	13,740
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,019	992
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (h)(m)	$ 96	$ 96
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (h)(m)	317	315
sequential payer Series 2007-C9 Class A4, 5.7997% 12/10/49 (m)	2,018	2,282
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,032	1,124
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)	18	18
Series 2007-C3 Class A4, 5.6783% 6/15/39 (m)	355	389
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	825	917
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (h)(m)	3,254	3,069
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (m)(o)	65	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (h)(m)(o)	5	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (h)(m)	935	927
0.4245% 2/15/22 (h)(m)	506	499
Class F, 0.4745% 2/15/22 (h)(m)	1,011	990
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (m)(o)	11,241	0*
Class B, 5.487% 2/15/40 (h)(m)	1,394	194
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (h)(m)	1,376	1,375
Class A2FL, 0.8571% 12/5/31 (h)(m)	1,380	1,374
Class BFL, 1.2571% 12/5/31 (h)(m)	5,070	5,081
Class CFL, 1.6571% 12/5/31 (h)(m)	3,690	3,702
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,134
Series 2001-1 Class X1, 1.7244% 5/15/33 (h)(m)(o)	186	4
Series 2007-C1 Class XP, 0.1602% 12/10/49 (m)(o)	11,845	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (h)(m)	343	341
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 28,618	$ 31,547
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (h)(m)(o)	13,525	26
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	120	120
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (h)(m)(o)	196,352	8,056
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,580	2,824
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)	1,180	1,198
Class DFX, 4.4065% 11/5/30 (h)	8,480	8,660
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (h)(m)	391	383
Class C, 0.3645% 11/15/18 (h)(m)	277	270
Class D, 0.3845% 11/15/18 (h)(m)	122	117
Class E, 0.4345% 11/15/18 (h)(m)	176	168
Class F, 0.4845% 11/15/18 (h)(m)	265	251
Class G, 0.5145% 11/15/18 (h)(m)	230	218
Class H, 0.6545% 11/15/18 (h)(m)	176	165
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	51	51
Class A4, 5.429% 12/12/43	2,200	2,378
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,512	8,192
Class A4, 5.399% 5/15/45	576	627
Series 2006-LDP9 Class A3, 5.336% 5/15/47	15,032	16,498
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (m)	3,228	3,604
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (m)	835	840
Class A4, 5.8134% 6/15/49 (m)	31,964	35,648
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,834	16,401
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (m)	1,230	1,344
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (m)	78	25
Class C, 5.7093% 2/12/49 (m)	204	43
Class D, 5.7093% 2/12/49 (m)	214	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	$ 75	$ 13
Class ES, 5.7261% 1/15/49 (h)(m)	472	22
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (m)	743	834
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (m)	12	8
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	449
Series 2006-C7 Class A2, 5.3% 11/15/38	471	488
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,024
Series 2007-C2 Class A3, 5.43% 2/15/40	1,636	1,809
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,133	1,222
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,395	1,590
Class XCP, 0.2771% 9/15/45 (m)(o)	53,192	131
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (h)(m)	201	200
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (h)(m)	793	712
Series 2007-C1 Class A4, 5.8409% 6/12/50 (m)	3,452	3,885
Series 2008-C1 Class A4, 5.69% 2/12/51	1,920	2,151
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (m)	45	45
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	392	403
Series 2007-5:
Class A4, 5.378% 8/12/48	7,455	8,126
Class B, 5.479% 8/12/48	2,736	1,132
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	7,400	8,193
Series 2007-7 Class A4, 5.7439% 6/12/50 (m)	3,192	3,561
Series 2006-4 Class XP, 0.618% 12/12/49 (m)(o)	12,487	67
Series 2007-6 Class B, 5.635% 3/12/51 (m)	912	219
Series 2007-7 Class B, 5.7439% 6/12/50 (m)	79	3
Series 2007-8 Class A3, 5.8943% 8/12/49 (m)	787	885
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (h)(m)	272	204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (h)(m)	$ 523	$ 508
Class D, 0.345% 10/15/20 (h)(m)	507	489
Class E, 0.405% 10/15/20 (h)(m)	634	609
Class F, 0.455% 10/15/20 (h)(m)	380	362
Class G, 0.495% 10/15/20 (h)(m)	470	450
Class H, 0.585% 10/15/20 (h)(m)	296	273
Class J, 0.735% 10/15/20 (h)(m)	171	74
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	104	107
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (m)	237	253
Series 2006-T23 Class A3, 5.8071% 8/12/41 (m)	466	471
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,368	1,516
Class AAB, 5.654% 4/15/49	1,716	1,784
Class B, 5.7406% 4/15/49 (m)	224	47
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	50
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (h)(m)	1,087	1,080
Class G, 0.5145% 9/15/21 (h)(m)	1,351	1,324
Class J, 0.7545% 9/15/21 (h)(m)	300	264
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (h)(m)	3,171	2,893
Class LXR1, 0.8545% 6/15/20 (h)(m)	112	106
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	17,330
Series 2007-C31:
Class A4, 5.509% 4/15/47	42,116	46,004
Class A5, 5.5% 4/15/47	16,000	17,782
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (m)	23,060	25,445
Class A5, 5.9216% 2/15/51 (m)	10,259	11,573
Series 2005-C19 Class B, 4.892% 5/15/44	912	941
Series 2005-C22:
Class B, 5.3811% 12/15/44 (m)	2,022	1,985
Class F, 5.3811% 12/15/44 (h)(m)	1,521	365
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	5,381
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)	7,976	8,719
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	$ 2,736	$ 2,485
Class D, 5.513% 12/15/43 (m)	1,459	949
Class XP, 0.4783% 12/15/43 (h)(m)(o)	6,938	1
Series 2007-C31 Class C, 5.672% 4/15/47 (m)	251	208
Series 2007-C31A Class A2, 5.421% 4/15/47	2,929	2,930
Series 2007-C32:
Class D, 5.7499% 6/15/49 (m)	685	309
Class E, 5.7499% 6/15/49 (m)	1,080	365
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $387,276)		418,824
Municipal Securities - 1.0%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	1,700	1,733
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,473
7.3% 10/1/39	16,765	22,558
7.5% 4/1/34	7,195	9,764
7.55% 4/1/39	14,205	19,746
7.6% 11/1/40	16,125	22,733
7.625% 3/1/40	2,445	3,410
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,223
Series 2010 C1, 7.781% 1/1/35	6,325	7,526
Series 2012 B, 5.432% 1/1/42	1,595	1,419
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,040
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	36,090	35,471
Series 2010, 4.421% 1/1/15	4,050	4,175
Series 2010-1, 6.63% 2/1/35	15,425	17,050
Series 2010-3:
5.547% 4/1/19	155	170
6.725% 4/1/35	7,505	8,359
7.35% 7/1/35	4,495	5,252
Series 2011:
4.961% 3/1/16	495	526
5.665% 3/1/18	7,060	7,834
5.877% 3/1/19	15,075	16,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2013:
1.28% 12/1/15	$ 4,270	$ 4,301
4% 12/1/20	6,040	6,058
TOTAL MUNICIPAL SECURITIES (Cost $225,247)		229,736
Foreign Government and Government Agency Obligations - 0.3%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)	5,555	5,659
5.75% 9/26/23 (h)	5,082	5,177
Brazilian Federative Republic:
4.25% 1/7/25	10,600	10,203
5.625% 1/7/41	5,390	5,296
Italian Republic:
3.125% 1/26/15	9,149	9,332
4.5% 1/21/15	6,859	7,081
4.75% 1/25/16	6,870	7,327
5.375% 6/12/17	4,115	4,526
Russian Federation 3.25% 4/4/17 (h)	800	837
United Mexican States:
3.5% 1/21/21	5,500	5,569
4% 10/2/23	12,328	12,482
4.75% 3/8/44	5,572	5,196
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $78,279)		78,685
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (m)	323	322
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (m)	$ 223	$ 223
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)	294	289
		512
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (m)	375	381
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)(m)	8,755	6,829
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (m)	259	264
5.5% 11/21/19 (m)	111	113
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)	600	629
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (m)	1,005	961
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (m)	1,641	1,649
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (m)	8,109	8,152
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)	634	633
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (m)	215	219
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (m)	145	146
Station Casinos LLC Tranche B, term loan 5% 3/1/20 (m)	1,708	1,708
		21,684
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (m)	1,702	1,711
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (m)	190	190
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (m)	3,390	3,407
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (m)	172	173
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (m)	$ 1,005	$ 1,015
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (m)	3,640	3,681
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (m)	490	492
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (m)	4,269	4,291
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (m)	740	743
		13,992
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B LN, term loan 2/28/21 (q)	315	314
TOTAL CONSUMER DISCRETIONARY		38,535
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (m)	799	803
Tranche 2 LN2, term loan 4.875% 6/21/21 (m)	3,850	3,927
Tranche 2LN, term loan 5.75% 8/21/20 (m)	125	128
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (m)	199	200
		5,058
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (m)	234	234
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)	1,960	1,962
TOTAL CONSUMER STAPLES		7,254
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (m)	3,135	3,202
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (m)	$ 7,740	$ 8,069
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (m)	1,726	1,759
		13,030
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (m)	3,405	3,384
Delos Finance SARL Tranche B LN, term loan 2/27/21 (q)	1,780	1,787
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (m)	250	250
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)	395	397
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (m)	55	55
Tranche M, term loan 4.25% 12/16/20 (m)	20	21
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (m)	1,621	1,629
		7,523
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)	1,221	1,218
TOTAL FINANCIALS		8,741
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Accellent, Inc. Tranche B 1 LN, term loan 2/21/21 (q)	2,050	2,053
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 3/20/20 (m)	2,260	2,260
Tranche B 1LN, term loan 4.5% 9/20/19 (m)	2,040	2,040
		6,353
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (m)	810	817
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 1/23/21 (q)	1,350	1,347
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (m)	$ 65	$ 65
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (m)	275	275
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (m)	1,800	1,800
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (m)	120	122
		2,262
TOTAL HEALTH CARE		10,779
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)	418	420
Tranche B 2LN, term loan 8.25% 11/30/20 (m)	355	361
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (m)	90	90
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (m)	150	153
		1,024
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (m)	250	252
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (m)	2,210	2,282
Tranche B 2LN, term loan 4% 7/10/20 (m)	795	802
		3,084
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (m)	185	188
TOTAL INDUSTRIALS		4,548
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.25% 1/31/20 (m)	$ 295	$ 297
SafeNet, Inc. Tranche 2LN, term loan 8.25% 4/12/15 (m)	4,500	4,466
		4,763
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)	650	648
IT Services - 0.1%
First Data Corp. term loan 4.1555% 3/24/18 (m)	9,900	9,925
Software - 0.0%
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (m)	70	71
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (m)	2,145	2,166
Tranche B 1LN, term loan 4.5% 10/30/19 (m)	1,168	1,174
		3,411
TOTAL INFORMATION TECHNOLOGY		18,747
MATERIALS - 0.0%
Chemicals - 0.0%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (m)	1,190	1,214
Tranche B 1LN, term loan 5.5% 7/31/18 (m)	124	126
		1,340
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)	1,180	1,179
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (m)	1,845	1,862
TOTAL MATERIALS		4,381
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (m)	5,780	5,925
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)	$ 471	$ 484
Fibertech Networks, LLC Tranche B 1LN, term loan 12/20/19 (q)	120	120
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (m)	125	128
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (m)	41	42
		6,699
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)	950	956
TOTAL TELECOMMUNICATION SERVICES		7,655
UTILITIES - 0.0%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)	487	485
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (m)	742	752
TOTAL UTILITIES		1,237
TOTAL BANK LOAN OBLIGATIONS (Cost $113,707)		114,907
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $689)	680	706
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. 5.2% (i)(m)	1,665	1,587
Citigroup, Inc.:
5.35% (i)(m)	11,740	11,191
5.9% (i)(m)	5,610	5,569
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.95% (i)(m)	$ 2,950	$ 2,928
JPMorgan Chase & Co. 5.15% (i)(m)	5,940	5,715
MUFG Capital Finance 1 Ltd. 6.346% (i)(m)	996	1,088
TOTAL PREFERRED SECURITIES (Cost $28,792)		28,078
Fixed-Income Funds - 3.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (n) (Cost $748,240)	7,402,448	793,024
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (b)	607,181,812	607,182
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(d)	33,874,340	33,874
TOTAL MONEY MARKET FUNDS (Cost $641,056)		641,056
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (c) (Cost $599,480)	$ 599,482	$ 599,480
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $19,400,516)		24,373,370
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(788,684)
NET ASSETS - 100%		$ 23,584,686
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44	$ (3,000)	(2,914)
3% 3/1/44	(2,600)	(2,525)
3.5% 3/1/44	(3,800)	(3,852)
3.5% 3/1/44	(3,800)	(3,852)
3.5% 3/1/44	(5,200)	(5,270)
4% 3/1/44	(4,000)	(4,192)
4% 3/1/44	(7,300)	(7,650)
4% 3/1/44	(5,700)	(5,973)
TOTAL TBA SALE COMMITMENTS (Proceeds $36,046)		$ (36,228)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	$ 949	$ (879)	$ 0	$ (879)
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	1,105	(1,024)	0	(1,024)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,387	(1,285)	0	(1,285)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,137	(1,053)	0	(1,053)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	$ 261	$ (241)	$ 0	$ (241)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,137	(1,053)	0	(1,053)
TOTAL CREDIT DEFAULT SWAPS						$ (5,535)	$ 0	$ (5,535)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $728,075,000 or 3.1% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security sold on a delayed delivery basis.
(l) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,941,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $243,216,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 12,247
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 3,481
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Mobileye NV Series F	8/15/13 - 12/2/13	$ 12,982
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999

(s) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $72,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$599,480,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 594,228
Mizuho Securities USA, Inc.	5,252
$ 599,480
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 182
Fidelity Mortgage Backed Securities Central Fund	11,406
Fidelity Securities Lending Cash Central Fund	557
Total	$ 12,145
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,242,061	$ 11,406	$ 480,095	$ 793,024	7.8%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 6,724	$ -	$ -	$ -	$ 5,213
TherapeuticsMD, Inc.	17,941	-	15,235	-	-
Total	$ 24,665	$ -	$ 15,235	$ -	$ 5,213
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,301,646	$ 2,095,188	$ -	$ 206,458
Consumer Staples	1,331,297	1,212,017	119,280	-
Energy	1,208,541	1,208,541	-	-
Financials	2,597,055	2,580,262	8,728	8,065
Health Care	2,864,355	2,864,355	-	-
Industrials	1,724,816	1,722,939	-	1,877
Information Technology	3,535,301	3,520,091	2,228	12,982
Materials	658,500	658,500	-	-
Telecommunication Services	226,385	192,525	33,860	-
Utilities	200,538	200,538	-	-
Corporate Bonds	3,012,583	-	2,996,695	15,888
U.S. Government and Government Agency Obligations	1,132,184	-	1,132,184	-
U.S. Government Agency - Mortgage Securities	583,259	-	583,259	-
Asset-Backed Securities	26,933	-	24,683	2,250
Collateralized Mortgage Obligations	65,470	-	64,968	502
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 418,824	$ -	$ 417,741	$ 1,083
Municipal Securities	229,736	-	229,736	-
Foreign Government and Government Agency Obligations	78,685	-	78,685	-
Bank Loan Obligations	114,907	-	108,078	6,829
Bank Notes	706	-	706	-
Preferred Securities	28,078	-	28,078	-
Fixed-Income Funds	793,024	793,024	-	-
Other	11	-	-	11
Money Market Funds	641,056	641,056	-	-
Cash Equivalents	599,480	-	599,480	-
Total Investments in Securities:	$ 24,373,370	$ 17,689,036	$ 6,428,389	$ 255,945
Derivative Instruments:
Liabilities
Swaps	$ (5,535)	$ -	$ (5,535)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (36,228)	$ -	$ (36,228)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 245,076
Net Realized Gain (Loss) on Investment Securities	371
Net Unrealized Gain (Loss) on Investment Securities	12,026
Cost of Purchases	12,633
Proceeds of Sales	(8,913)
Amortization/Accretion	260
Transfers into Level 3	1,166
Transfers out of Level 3	(6,674)
Ending Balance	$ 255,945
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2014	$ 7,958

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (5,535)
Total Value of Derivatives	$ -	$ (5,535)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	10.9%
AAA,AA,A	4.4%
BBB	8.2%
BB	1.6%
B	1.4%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.5%
Equities	70.5%
Short-Term Investments and Net Other Assets	1.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Amount represents less than 0.1%
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
Ireland	1.7%
United Kingdom	1.2%
Others (Individually Less Than 1%)	8.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $620,342 and repurchase agreements of $599,480) - See accompanying schedule: Unaffiliated issuers (cost $17,995,462)	$ 22,934,077
Fidelity Central Funds (cost $1,389,296)	1,434,080
Other affiliated issuers (cost $15,758)	5,213
Total Investments (cost $19,400,516)		$ 24,373,370
Cash		216
Receivable for investments sold Regular delivery		414,884
Delayed delivery		417
Receivable for TBA sale commitments		36,046
Receivable for swaps		1
Receivable for fund shares sold		16,971
Dividends receivable		30,841
Interest receivable		51,876
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		35
Receivable from investment adviser for expense reductions		6
Other receivables		1,082
Total assets		24,925,785

Liabilities
Payable for investments purchased Regular delivery	$ 414,132
Delayed delivery	227,124
TBA sale commitments, at value	36,228
Payable for swaps	190
Payable for fund shares redeemed	12,979
Bi-lateral OTC swaps, at value	5,535
Accrued management fee	7,712
Other affiliated payables	2,445
Other payables and accrued expenses	1,400
Collateral on securities loaned, at value	633,354
Total liabilities		1,341,099

Net Assets		$ 23,584,686
Net Assets consist of:
Paid in capital		$ 17,971,845
Undistributed net investment income		106,630
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		539,143
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,967,068
Net Assets		$ 23,584,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014

Puritan: Net Asset Value, offering price and redemption price per share ($17,793,272 ÷ 813,284 shares)	$ 21.88

Class K: Net Asset Value, offering price and redemption price per share ($5,791,414 ÷ 264,795 shares)	$ 21.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2014

Investment Income
Dividends		$ 111,758
Special dividends		26,052
Interest		112,976
Income from Fidelity Central Funds		12,145
Total income		262,931

Expenses
Management fee	$ 45,088
Transfer agent fees	13,527
Accounting and security lending fees	1,048
Custodian fees and expenses	223
Independent trustees' compensation	47
Appreciation in deferred trustee compensation account	1
Registration fees	99
Audit	151
Legal	73
Miscellaneous	75
Total expenses before reductions	60,332
Expense reductions	(265)	60,067
Net investment income (loss)		202,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,043,717
Fidelity Central Funds	1,815
Other affiliated issuers	9,369
Foreign currency transactions	(491)
Swaps	(2,263)
Total net realized gain (loss)		1,052,147
Change in net unrealized appreciation (depreciation) on: Investment securities	1,636,232
Assets and liabilities in foreign currencies	(67)
Swaps	2,259
Delayed delivery commitments	(2,210)
Total change in net unrealized appreciation (depreciation)		1,636,214
Net gain (loss)		2,688,361
Net increase (decrease) in net assets resulting from operations		$ 2,891,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 202,864	$ 372,321
Net realized gain (loss)	1,052,147	1,511,084
Change in net unrealized appreciation (depreciation)	1,636,214	305,097
Net increase (decrease) in net assets resulting from operations	2,891,225	2,188,502
Distributions to shareholders from net investment income	(176,846)	(353,018)
Distributions to shareholders from net realized gain	(1,699,060)	(355,229)
Total distributions	(1,875,906)	(708,247)
Share transactions - net increase (decrease)	1,405,686	(49,273)
Total increase (decrease) in net assets	2,421,005	1,430,982

Net Assets
Beginning of period	21,163,681	19,732,699
End of period (including undistributed net investment income of $106,630 and undistributed net investment income of $80,612, respectively)	$ 23,584,686	$ 21,163,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) D	.19 G	.36	.38	.35	.40	.45
Net realized and unrealized gain (loss)	2.55	1.79	1.78	1.93	.75	(2.00)
Total from investment operations	2.74	2.15	2.16	2.28	1.15	(1.55)
Distributions from net investment income	(.17)	(.35)	(.35)	(.36)	(.39)	(.44)
Distributions from net realized gain	(1.68)	(.35)	-	- I	(.01)	(.02)
Total distributions	(1.84) L	(.70)	(.35)	(.37) K	(.40)	(.46) J
Net asset value, end of period	$ 21.88	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Total Return B, C	13.83%	11.29%	12.35%	14.38%	7.61%	(8.76)%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.58%	.59%	.60%	.61%	.67%
Expenses net of fee waivers, if any	.56% A	.58%	.59%	.60%	.61%	.67%
Expenses net of all reductions	.56% A	.57%	.59%	.59%	.61%	.67%
Net investment income (loss)	1.78% A, G	1.79%	2.03%	1.96%	2.48%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 17,793	$ 15,934	$ 15,472	$ 15,420	$ 15,054	$ 16,111
Portfolio turnover rate F	154% A	229% M	141%	154% M	104%	116% M

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

K Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

L Total distributions of $1.84 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $1.675 per share.

M The portfolio turnover excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) D	.20 G	.39	.40	.38	.42	.46
Net realized and unrealized gain (loss)	2.55	1.79	1.77	1.93	.74	(1.99)
Total from investment operations	2.75	2.18	2.17	2.31	1.16	(1.53)
Distributions from net investment income	(.18)	(.37)	(.37)	(.39)	(.41)	(.47)
Distributions from net realized gain	(1.68)	(.35)	-	- I	(.01)	(.02)
Total distributions	(1.86)	(.72)	(.37)	(.39)	(.42)	(.48) J
Net asset value, end of period	$ 21.87	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Total Return B, C	13.84%	11.48%	12.43%	14.59%	7.69%	(8.59)%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.46% A	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46% A	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.88% A, G	1.90%	2.15%	2.09%	2.61%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 5,791	$ 5,230	$ 4,261	$ 3,211	$ 2,280	$ 1,469
Portfolio turnover rate F	154% A	229% K	141%	154% K	104%	116% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/28/14 (000)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 380	Discounted cash flow	Yield	6.8%	Decrease
		Expected distribution	Recovery rate	0% - 22.5% / 22.5%	Decrease
Bank Loan Obligations	$ 6,829	Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	7.0	Increase
Collateralized Mortgage Obligations	$ 502	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 881	Discounted cash flow	Yield	9% - 20.3% / 12.1%	Decrease
		Expected distribution	Recovery rate	0% - 70% / 69.9%	Decrease
		Market comparable	Quoted price	$ 38.56	Increase

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 02/28/14 (000)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 154,361	Expected distribution	Recovery rate	0% - 1% / 1.0%	Decrease
		Last transaction price	Transaction price	$ 71.14	Increase
		Market comparable	Discount rate	20.0%	Decrease
			EV/EBITDA multiple	7.5 - 20.6 / 13.7	Increase
		Parity	Recovery rate	1.3%	Decrease
		Stern warrant model	Discount rate	30.0%	Decrease
Corporate Bonds	$ 15,888	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Decrease
		Last transaction price	Transaction price	$ 100.00	Increase
Preferred Stocks	$ 74,785	Last transaction price	Transaction price	$4.62 - $34.90 / $26.48	Increase
		Market comparable	Discount rate	25.0%	Decrease
			EV/EBITDA multiple	14.2	Increase
			EV/Sales multiple	2.0 - 3.0 / 2.62	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, equity-debt classifications, partnerships (including

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,101,822
Gross unrealized depreciation	(171,896)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,929,926

Tax cost	$ 19,443,444

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (2,263)	$ 2,259

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,358,904 and $8,091,914, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 12,269.15
Class K	1,258.05
	$ 13,527

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $128 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or

Semiannual Report

7. Committed Line of Credit - continued

emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $160. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $557 (including $161 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $170 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $95.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Puritan	$ 130,857	$ 267,070
Class K	45,989	85,948
Total	$ 176,846	$ 353,018
From net realized gain
Puritan	$ 1,279,703	$ 276,687
Class K	419,357	78,542
Total	$ 1,699,060	$ 355,229

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Puritan
Shares sold	44,943	78,846	$ 953,021	$ 1,597,567
Reinvestment of distributions	65,506	26,262	1,342,950	515,763
Shares redeemed	(56,615)	(138,032)	(1,202,094)	(2,782,293)
Net increase (decrease)	53,834	(32,924)	$ 1,093,877	$ (668,963)
Class K
Shares sold	21,460	68,604	$ 455,370	$ 1,385,671
Reinvestment of distributions	22,709	8,366	465,346	164,490
Shares redeemed	(28,696)	(45,907)	(608,907)	(930,471)
Net increase (decrease)	15,473	31,063	$ 311,809	$ 619,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2014 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-K-USAN-0414
1.863168.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014